JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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VALUE

MUTUAL BEACON FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Beacon Fund

Your Fund's Goals and Main Investments: Mutual Beacon Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund's managers believe are at prices below their intrinsic value. The Fund may invest up to 35% of its assets in foreign securities.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Mutual Beacon Fund's semiannual report for the period ended June 30, 2013.

Performance Overview

Mutual Beacon Fund – Class Z delivered a +13.25% cumulative total return for the six months ended June 30, 2013. In comparison, the Fund's benchmark, the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +13.82% total return.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns remained about how the expired payroll tax cut, far-reaching federal spending

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.S.
62.7%
U.K.
13.1%
Israel
3.0%
Switzerland
2.3%
Germany
2.1%
Netherlands
1.9%
Canada
1.6%
Norway
1.2%
Luxembourg
1.1%
Denmark
1.0%
Other
3.2%
Short-Term Investments & Other Net Assets
6.8%

cuts, and future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the S&P 500 and Dow Jones Industrial Average reached all-time highs during the period, even though Chairman Bernanke's statements sparked sell-offs. Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. was slow by the standards of previous recoveries, while the eurozone economy continued to contract. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

The MSCI All Country World Index, which measures global developed and emerging stock performance, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Semiannual Report | 15

Mutual Beacon Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.36	$11.68	$12.32	$11.49	$ 9.07	$15.73
Income from investment operations[a]:						
Net investment income[b]	0.15	0.24	0.28	0.36[c]	0.08[d]	0.25
Net realized and unrealized gains (losses)	1.62	1.68	(0.57)	0.91	2.61	(6.46)
Total from investment operations	1.77	1.92	(0.29)	1.27	2.69	(6.21)
Less distributions from:						
Net investment income	—	(0.24)	(0.35)	(0.44)	(0.27)	(0.03)
Net realized gains	—	—	—	—	—	(0.42)
Total distributions	—	(0.24)	(0.35)	(0.44)	(0.27)	(0.45)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$15.13	$13.36	$11.68	$12.32	$11.49	$ 9.07
Total return[g]	13.25%	16.44%	(2.15)%	11.10%	29.81%	(40.37)%
Ratios to average net assets[h]						
Expenses[i]	0.81%	0.84%	0.84%	0.88%	1.41%[j,k]	0.84%[j]
Expenses incurred in connection with securities sold short	—%	0.01%	—%[l]	0.02%	0.55%	—%[l]
Net investment income	2.03%	1.87%	2.24%	3.06%[c]	0.79%[d]	1.90%
Supplemental data						
Net assets, end of period (000's)	$2,652,997	$2,450,546	$2,423,177	$2,860,233	$2,833,233	$2,002,361
Portfolio turnover rate	20.62%	43.23%	51.38%	34.54%	54.36%	56.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.53%.

[d]Net investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.35%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Total expenses net of a one-time unaffiliated fee reimbursement are 1.30%.

[l]Rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Beacon Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.28	$11.61	$12.24	$11.40	$ 8.99	$15.62
Income from investment operations[a]:						
Net investment income[b]	0.12	0.20	0.24	0.32[c]	0.04[d]	0.20
Net realized and unrealized gains (losses)	1.61	1.67	(0.56)	0.90	2.58	(6.38)
Total from investment operations	1.73	1.87	(0.32)	1.22	2.62	(6.18)
Less distributions from:						
Net investment income	—	(0.20)	(0.31)	(0.38)	(0.21)	(0.03)
Net realized gains	—	—	—	—	—	(0.42)
Total distributions	—	(0.20)	(0.31)	(0.38)	(0.21)	(0.45)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$15.01	$13.28	$11.61	$12.24	$11.40	$ 8.99
Total return[g]	13.03%	16.10%	(2.50)%	10.82%	29.30%	(40.48)%
Ratios to average net assets[h]						
Expenses[i]	1.11%	1.14%	1.14%	1.18%	1.72%[j,k]	1.13%[j]
Expenses incurred in connection with securities sold short	—%	0.01%	—%[l]	0.02%	0.55%	—%[l]
Net investment income	1.73%	1.57%	1.94%	2.76%[c]	0.48%[d]	1.61%
Supplemental data						
Net assets, end of period (000's)	$1,045,034	$983,981	$1,062,477	$1,327,189	$1,361,152	$1,659,062
Portfolio turnover rate	20.62%	43.23%	51.38%	34.54%	54.36%	56.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.

[d]Net investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.04%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Total expenses net of a one-time unaffiliated fee reimbursement are 1.61%.

[l]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Beacon Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.21	$11.54	$12.16	$11.29	$ 8.84	$15.47
Income from investment operations[a]:						
Net investment income (loss)[b]	0.07	0.11	0.15	0.24[c]	(0.02)[d]	0.12
Net realized and unrealized gains (losses)	1.59	1.66	(0.55)	0.88	2.54	(6.31)
Total from investment operations	1.66	1.77	(0.40)	1.12	2.52	(6.19)
Less distributions from:						
Net investment income	—	(0.10)	(0.22)	(0.25)	(0.07)	(0.02)
Net realized gains	—	—	—	—	—	(0.42)
Total distributions	—	(0.10)	(0.22)	(0.25)	(0.07)	(0.44)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$14.87	$13.21	$11.54	$12.16	$11.29	$ 8.84
Total return[g]	12.57%	15.29%	(3.15)%	9.96%	28.51%	(40.92)%
Ratios to average net assets[h]						
Expenses[i]	1.81%	1.84%	1.84%	1.88%	2.41%[j,k]	1.84%[j]
Expenses incurred in connection with securities sold short	—%	0.01%	—%[l]	0.02%	0.55%	—%[l]
Net investment income (loss)	1.03%	0.87%	1.24%	2.06%[c]	(0.21)%[d]	0.90%
Supplemental data						
Net assets, end of period (000's)	$309,959	$295,958	$315,390	$400,949	$437,340	$417,549
Portfolio turnover rate	20.62%	43.23%	51.38%	34.54%	54.36%	56.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.18 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.53%.

[d]Net investment income per share includes approximately $(0.06) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.35%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expenses on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Total expenses net of a one-time unaffiliated fee reimbursement are 2.30%.

[l]Rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | 21

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Telecommunication Services 2.3%			
[a,d,e] Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	$ —
[a,d,e] Marconi Corp., Contingent Distribution	United Kingdom	42,651,300	—
TDC AS	Denmark	5,125,910	41,543,662
Telenor ASA	Norway	2,482,150	49,205,707
			90,749,369
Energy Equipment & Services 3.6%			
Fugro NV, IDR	Netherlands	592,014	32,095,282
[a] Rowan Cos. PLC	United States	1,001,305	34,114,461
Transocean Ltd.	United States	1,620,235	77,690,268
			143,900,011
Food & Staples Retailing 2.0%			
CVS Caremark Corp.	United States	696,850	39,845,883
Walgreen Co.	United States	955,354	42,226,647
			82,072,530
Health Care Equipment & Supplies 2.6%			
Medtronic Inc.	United States	2,043,050	105,155,784
Health Care Providers & Services 2.3%			
Cigna Corp.	United States	902,163	65,397,796
UnitedHealth Group Inc.	United States	429,824	28,144,875
			93,542,671
Insurance 6.8%			
ACE Ltd.	United States	521,780	46,688,874
Ageas	Belgium	783,179	27,498,987
[a] American International Group Inc.	United States	1,306,516	58,401,265
[a,b] Olympus Re Holdings Ltd.	United States	106,700	—
RSA Insurance Group PLC	United Kingdom	30,461,574	55,152,874
White Mountains Insurance Group Ltd.	United States	146,141	84,022,307
			271,764,307
Internet Software & Services 0.5%			
[a] Google Inc., A	United States	22,474	19,785,435
IT Services 0.3%			
[f] Polaris Financial Technology Ltd.	India	6,942,715	13,312,128
Machinery 0.4%			
Fiat Industrial SpA	Italy	1,633,946	18,216,263
Media 9.1%			
British Sky Broadcasting Group PLC	United Kingdom	1,820,342	21,940,103
Comcast Corp., Special A	United States	731,577	29,021,660
Kabel Deutschland Holdings AG	Germany	182,180	20,009,417
Reed Elsevier PLC	United Kingdom	3,983,176	45,267,012
RTL Group SA	Luxembourg	528,912	43,476,141
Time Warner Cable Inc.	United States	424,034	47,695,344
[a] Tribune Co., A	United States	382,415	21,759,413
[a] Tribune Co., B	United States	234,472	13,306,286
Twenty-First Century Fox Inc., B	United States	3,687,347	121,018,729
			363,494,105

22 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Metals & Mining 2.2%			
Freeport-McMoRan Copper & Gold Inc., B	United States	2,121,569	$ 58,576,520
[a,b,f]PMG LLC	United States	17,621	1,392,948
[a]ThyssenKrupp AG	Germany	1,493,341	29,341,770
			89,311,238
Multi-Utilities 0.5%			
GDF Suez	France	1,068,142	20,917,770
Office Electronics 1.9%			
Xerox Corp.	United States	8,249,374	74,821,822
Oil, Gas & Consumable Fuels 7.3%			
Apache Corp.	United States	783,098	65,647,105
BG Group PLC	United Kingdom	1,197,300	20,371,473
BP PLC	United Kingdom	2,699,240	18,693,779
CONSOL Energy Inc.	United States	1,691,050	45,827,455
Marathon Oil Corp.	United States	1,115,777	38,583,569
Petroleo Brasileiro SA, ADR	Brazil	1,122,160	15,059,387
[a]WPX Energy Inc.	United States	4,709,759	89,202,836
			293,385,604
Personal Products 1.0%			
Avon Products Inc.	United States	1,863,290	39,184,989
Pharmaceuticals 5.9%			
[a]Hospira Inc.	United States	1,275,550	48,866,321
Merck & Co. Inc.	United States	2,005,510	93,155,939
Novartis AG, ADR	Switzerland	677,230	47,886,933
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,213,370	47,564,104
			237,473,297
Real Estate Management & Development 1.1%			
[a]Canary Wharf Group PLC	United Kingdom	10,069,634	42,966,091
Semiconductors & Semiconductor Equipment 1.0%			
[a]ON Semiconductor Corp.	United States	4,767,645	38,522,572
Software 7.8%			
[a]Check Point Software Technologies Ltd.	Israel	1,475,194	73,287,638
Microsoft Corp.	United States	3,987,920	137,702,877
Open Text Corp.	Canada	932,246	63,830,884
Symantec Corp.	United States	1,612,500	36,232,875
			311,054,274
Specialty Retail 0.9%			
[a]Dufry AG	Switzerland	145,610	17,660,905
Kingfisher PLC	United Kingdom	3,546,407	18,502,585
			36,163,490
Textiles, Apparel & Luxury Goods 0.7%			
Swatch Group AG	Switzerland	49,190	26,915,627

Semiannual Report | 23

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Tobacco 7.2%			
Altria Group Inc.	United States	1,362,530	$ 47,674,925
British American Tobacco PLC	United Kingdom	1,926,205	98,701,136
Imperial Tobacco Group PLC	United Kingdom	1,876,344	65,077,213
Lorillard Inc.	United States	1,803,416	78,773,211
			290,226,485
Wireless Telecommunication Services 2.5%			
Vodafone Group PLC	United Kingdom	34,881,127	99,679,006
Total Common Stocks and Other Equity Interests (Cost $2,627,660,775)			3,374,706,359
Convertible Preferred Stocks (Cost $1,821,000) 0.1%			
Commercial Banks 0.1%			
[b,f]First Southern Bancorp Inc., cvt. pfd., C	United States	1,821	3,425,871
Preferred Stocks (Cost $30,690,064) 0.9%			
Automobiles 0.9%			
Porsche Automobile Holding SE, pfd.	Germany	482,830	37,381,732
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.3%			
[g,h,i]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien, 1/28/18			
B5, 4.50%	United States	2,291,000	1,978,851
B6, 5.443%	United States	12,628,000	11,186,830
[g,h]Cengage Learning Acquisitions Inc., FRN, 2.70%, 7/03/14	United States	15,307,025	11,480,269
Clear Channel Communications Inc.,			
[i]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	18,873,000	18,401,175
[g,i]Tranche B Term Loan, 3.845%, 1/29/16	United States	4,404,700	4,039,110
[g,i]Tranche C Term Loan, 3.845%, 1/29/16	United States	956,582	865,707
[g,i]Tranche D Term Loan, 6.945%, 1/30/19	United States	15,813,482	14,454,519
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., second lien, 11.00%, 10/01/21	United States	3,485,000	3,755,089
[g,i]The Great Atlantic & Pacific Tea Co. Inc., senior secured, First Lien Exit Term Loan, 11.00%, 3/13/17	United States	14,302,600	14,624,409
[g]Hilton Worldwide Inc., FRN, 11/12/15			
Mezzanine F Loan, 4.443%	United States	3,605,547	3,551,463
Mezzanine G Loan, 4.693%	United States	6,490,711	6,393,350
[g,i]KIK Custom Products Inc., Second Lien Term Loan, 8.50%, 11/17/19	United States	20,861,000	20,826,225
[g,i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.693%, 10/10/17	United States	46,282,735	32,536,762
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	24,392,000	2,439,200
[i]senior secured note, 144A, 11.50%, 10/01/20	United States	28,306,000	21,300,265
[i]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17			
senior secured note	Italy	853,000	891,385
third lien	Italy	1,992,000 EUR	2,709,567
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $181,877,202)			171,434,176

24 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Notes in Reorganization 1.6%			
[j, k] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	53,703,000	$ 62,698,252
[b,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
Total Corporate Notes in Reorganization (Cost $50,910,137)			62,698,252
		Shares	
Companies in Liquidation 1.8%			
[a] Adelphia Recovery Trust	United States	48,268,724	67,576
[a,d] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	75,165
[a,b] AET&D Holdings No. 1 Pty. Ltd.	Australia	4,353,435	—
[a,b,c,f] CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e] Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,j] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	71,781,796
[a,d,e] Tribune Litigation Trust, Contingent Distribution	United States	496,443	—
Total Companies in Liquidation (Cost $77,636,914)			71,924,537
		Principal Amount*	
Asset-Backed Securities 0.1%			
Airlines 0.1%			
American Airlines Inc., first lien, 13.00%, 8/01/16	United States	343,506	365,834
American Airlines Pass Through Trust,			
2009-1A, 10.375%, 7/02/19	United States	577,917	615,842
2011-2A, 8.625%, 4/15/23	United States	2,446,043	2,608,094
Total Asset-Backed Securities (Cost $3,527,837)			3,589,770

	Counterparty	Notional Amount*	
Options Purchased 0.3%			
Payer Swaptions - Over-the-Counter			
Interest Rate 0.1%			
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/08/17	UBSW	5,500,000,000 JPY	977,295
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/14/17	MSCS	5,583,183,000 JPY	1,003,074
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/16/17	MSCS	5,107,000,000 JPY	924,418
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 6/15/17	MSCS	6,058,062,500 JPY	1,268,195
			4,172,982

Semiannual Report | 25

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Counterparty	Notional Amount*	Value
Options Purchased (continued)			
Puts - Over-the-Counter			
Currency Options 0.2%			
JPY/USD, June Strike Price 90 JPY, Expires 6/15/17	BANT	19,608,000	$ 2,511,314
JPY/USD, June Strike Price 95 JPY, Expires 6/15/17	BANT	25,196,280	2,659,619
JPY/USD, June Strike Price 100 JPY, Expires 6/15/17	BANT	31,666,920	2,738,682
			7,909,615
Total Options Purchased (Cost $10,808,994)			12,082,597
Total Investments before Short Term Investments (Cost $2,984,932,923)			3,737,243,294
		Principal Amount*	
Short Term Investments 7.1%			
U.S. Government and Agency Securities 7.1%			
[m]FHLB, 7/01/13	United States	1,100,000	1,100,000
[m,n]U.S. Treasury Bills, 7/05/13 - 11/29/13	United States	282,900,000	282,873,253
Total U.S. Government and Agency Securities (Cost $283,944,167)			283,973,253
Total Investments (Cost $3,268,877,090) 100.3%			4,021,216,547
Other Assets, less Liabilities (0.3)%			(11,514,331)
Net Assets 100.0%			$4,009,702,216

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 9 regarding restricted securities.

[c]At June 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2013, the aggregate value of this security was $42,966,091, representing 1.07% of net assets.

[f]See Note 11 regarding holdings of 5% voting securities.

[g]The coupon rate shown represents the rate at period end.

[h]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[i]See Note 1(h) regarding senior floating rate interests.

[j]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $106,000,645, representing 2.64% of net assets.

[k]See Note 8 regarding credit risk and defaulted securities.

[l]Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.

[m]The security is traded on a discount basis with no stated coupon rate.

[n]Security or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $1,722,139, representing 0.04% of net assets.

26 | Semiannual Report

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	352	$ 57,301,200	9/16/13	$1,231,494	$ —
GBP/USD	Short	653	62,051,325	9/16/13	1,745,382	—
Unrealized appreciation (depreciation)					2,976,876	—
Net unrealized appreciation (depreciation)					$2,976,876	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	FBCO	Buy	1,815,094	$ 2,385,061	7/17/13	$ —	$ (22,260)
Euro	BBU	Buy	895,748	1,171,735	7/17/13	—	(5,694)
Euro	BANT	Buy	447,874	586,318	7/17/13	—	(3,297)
Euro	DBFX	Buy	267,100	348,980	7/17/13	—	(1,282)
Euro	FBCO	Buy	890,005	1,152,066	7/17/13	6,498	—
Euro	BBU	Sell	27,423,520	36,619,861	7/17/13	921,267	—
Euro	DBFX	Sell	798,752	1,058,410	7/17/13	18,634	—
Euro	FBCO	Sell	1,947,839	2,634,481	7/17/13	98,880	—
Euro	HAND	Sell	610,351	835,778	7/17/13	41,253	—
Euro	BANT	Sell	681,948	917,643	7/17/13	29,916	—
British Pound	BANT	Sell	3,548,139	5,361,697	7/19/13	—	(33,696)
British Pound	HSBC	Sell	864,745	1,307,572	7/19/13	—	(7,382)
British Pound	FBCO	Sell	1,084,906	1,649,652	7/19/13	—	(85)
British Pound	HSBC	Sell	44,307,127	67,479,754	7/19/13	105,183	—
British Pound	DBFX	Sell	6,496,982	9,937,189	7/19/13	57,710	—
British Pound	SCBT	Sell	6,078,224	9,397,434	7/19/13	154,728	—
British Pound	BANT	Sell	1,667,339	2,540,883	7/19/13	5,484	—
British Pound	FBCO	Sell	1,667,339	2,542,142	7/19/13	6,743	—
South Korean Won	FBCO	Buy	5,666,187,833	5,001,267	8/12/13	—	(52,848)
South Korean Won	BANT	Buy	2,378,843,979	2,102,009	8/12/13	—	(24,507)
South Korean Won	DBFX	Buy	2,890,635,071	2,545,918	8/12/13	—	(21,456)
South Korean Won	FBCO	Sell	5,666,187,833	5,068,812	8/12/13	120,392	—
South Korean Won	DBFX	Sell	2,890,635,071	2,585,731	8/12/13	61,269	—
South Korean Won	BANT	Sell	2,378,843,979	2,124,428	8/12/13	46,925	—
Swiss Franc	FBCO	Sell	2,742,609	2,856,696	8/12/13	—	(47,176)
Swiss Franc	FBCO	Buy	1,872,896	2,002,436	8/12/13	—	(19,415)
Swiss Franc	DBFX	Buy	116,161	126,128	8/12/13	—	(3,136)
Swiss Franc	FBCO	Buy	300,000	307,119	8/12/13	10,521	—
Swiss Franc	DBFX	Buy	339,000	352,989	8/12/13	5,944	—
Swiss Franc	BBU	Buy	491,960	513,360	8/12/13	7,526	—
Swiss Franc	FBCO	Sell	15,466,630	16,617,906	8/12/13	241,853	—
Swiss Franc	DBFX	Sell	14,209,481	15,270,848	8/12/13	228,648	—

Semiannual Report | 27

Mutual Beacon Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	FBCO	Sell	13,400,424	$20,743,856	8/19/13	$ 371,194	$ —
British Pound	BANT	Sell	19,455,482	30,155,997	8/19/13	577,831	—
British Pound	SCBT	Sell	25,179,707	39,028,546	8/19/13	747,841	—
Australian Dollar	DBFX	Buy	6,579,703	6,651,917	8/26/13	—	(659,975)
Australian Dollar	DBFX	Buy	110,870	101,130	8/26/13	780	—
Australian Dollar	DBFX	Sell	11,417,394	11,472,891	8/26/13	1,075,405	—
Euro	DBFX	Sell	7,967,079	10,249,249	8/30/13	—	(124,018)
Euro	BANT	Sell	697,898	912,933	8/30/13	4,259	—
Euro	BBU	Sell	424,006	554,604	8/30/13	2,541	—
Euro	FBCO	Sell	2,077,522	2,709,151	8/30/13	4,184	—
Euro	SCBT	Sell	1,759,490	2,294,832	8/30/13	3,948	—
Euro	DBFX	Sell	1,965,957	2,579,033	8/30/13	19,325	—
Euro	HSBC	Sell	547,786	716,099	8/30/13	2,872	—
Euro	HAND	Sell	168,224	220,113	8/30/13	1,082	—
Euro	BANT	Sell	27,945,865	36,618,445	10/16/13	223,815	—
Euro	BBU	Sell	28,071,662	36,758,438	10/16/13	199,980	—
Euro	DBFX	Sell	27,740,540	36,634,157	10/16/13	506,928	—
Euro	FBCO	Sell	518,934	683,498	10/16/13	7,677	—
British Pound	BANT	Sell	45,336,592	69,002,293	10/21/13	103,388	—
Danish Krone	DBFX	Sell	8,916,905	1,540,276	11/14/13	—	(18,235)
Danish Krone	DBFX	Buy	4,659,500	828,133	11/14/13	—	(13,738)
Danish Krone	FBCO	Buy	12,125,450	2,113,037	11/14/13	6,269	—
Danish Krone	FBCO	Sell	211,269,226	37,399,403	11/14/13	473,430	—
Euro	FBCO	Sell	23,962,762	30,881,654	11/18/13	—	(339,042)
Euro	BANT	Sell	14,343,331	18,670,028	11/18/13	—	(79,406)
Euro	DBFX	Sell	1,287,180	1,664,548	11/18/13	—	(12,088)
Euro	SCBT	Sell	1,099,786	1,422,911	11/18/13	—	(9,631)
Euro	BANT	Sell	716,252	933,223	11/18/13	258	—
Euro	HSBC	Sell	716,252	933,658	11/18/13	694	—
Euro	SCBT	Sell	519,044	676,662	11/18/13	574	—
British Pound	FBCO	Sell	34,369,165	52,138,023	11/21/13	—	(84,174)
British Pound	DBFX	Sell	27,458,834	41,682,511	11/21/13	—	(39,791)
British Pound	BANT	Sell	30,073,019	45,665,879	11/21/13	—	(28,543)
British Pound	SSBT	Buy	832,201	1,283,412	11/21/13	—	(18,925)
British Pound	HSBC	Buy	579,172	889,417	11/21/13	—	(9,395)
Norwegian Krone	DBFX	Buy	5,138,000	883,911	11/21/13	—	(42,303)
Norwegian Krone	BBU	Buy	7,771,240	1,313,914	11/21/13	—	(40,979)
Norwegian Krone	FBCO	Sell	284,332,393	48,232,806	11/21/13	1,658,910	—
Unrealized appreciation (depreciation)						8,162,559	(1,762,477)
Net unrealized appreciation (depreciation)						$6,400,082	

See Abbreviations on page 50.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Beacon Fund

Financial Statements *(continued)*

Statement of Operations

for the six months ended June 30, 2013 (unaudited)

Investment income:	
Dividends	$ 46,187,471
Interest	9,877,947
Income from securities loaned	65,806
Total investment income	56,131,224
Expenses:	
Management fees (Note 3a)	11,825,565
Administrative fees (Note 3b)	1,503,647
Distribution fees: (Note 3c)	
Class A	1,550,004
Class B	1,651
Class C	1,541,441
Class R	4,612
Transfer agent fees: (Note 3e)	
Class Z	1,474,869
Class A	586,549
Class B	193
Class C	175,000
Class R	1,045
Custodian fees (Note 4)	117,832
Reports to shareholders	144,928
Registration and filing fees	49,871
Professional fees	104,407
Trustees' fees and expenses	94,695
Other	37,122
Total expenses	19,213,431
Net investment income	36,917,793
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments:	
Unaffiliated issuers	187,986,718
Controlled affiliated issuers (Note 11)	31,392
Written options	439,816
Foreign currency transactions	8,109,077
Futures contracts	427,211
Net realized gain (loss)	196,994,214
Net change in unrealized appreciation (depreciation) on:	
Investments	220,412,960
Translation of other assets and liabilities denominated in foreign currencies	27,227,689
Net change in unrealized appreciation (depreciation)	247,640,649
Net realized and unrealized gain (loss)	444,634,863
Net increase (decrease) in net assets resulting from operations	$481,552,656

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Beacon Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class C, Class R and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

Semiannual Report | 33

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

34 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be

Semiannual Report | 35

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had no OTC derivatives in a net liability position for such contracts. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for

36 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2013, the Fund received $11,864,846 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 7 and 10 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces

Semiannual Report | 37

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Securities Sold Short (continued)

the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

38 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net

Semiannual Report | 39

40 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class B Shares[a]:				
Shares sold	8	$ 118	8,564	$ 106,832
Shares issued in reinvestment of distributions	—	—	1,674	21,631
Shares redeemed	(102,482)	(1,429,219)	(793,560)	(9,866,738)
Net increase (decrease)	(102,474)	$ (1,429,101)	(783,322)	$ (9,738,275)
Class C Shares:				
Shares sold	543,731	$ 7,865,907	1,042,329	$ 13,107,853
Shares issued in reinvestment of distributions	—	—	173,772	2,256,012
Shares redeemed	(2,117,070)	(30,466,264)	(6,134,184)	(77,003,442)
Net increase (decrease)	(1,573,339)	$ (22,600,357)	(4,918,083)	$ (61,639,577)
Class R Shares:				
Shares sold	12,663	$ 183,450	83,478	$ 1,032,374
Shares issued in reinvestment of distributions	—	—	2,566	33,585
Shares redeemed	(42,421)	(613,641)	(118,562)	(1,532,802)
Net increase (decrease)	(29,758)	$ (430,191)	(32,518)	$ (466,843)
Class R6 Shares[b]:				
Shares sold	339	$ 5,000		

[a]Effective March 22, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to June 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 41

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $7 billion
0.550%	Over $7 billion, up to and including $10 billion
0.540%	In excess of $10 billion

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

42 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$117,024
CDSC retained	$ 3,093

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $2,237,656, of which $1,018,293 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$245,449
[b]Increase in projected benefit obligation	$ 25,793
Benefit payments made to retired trustees	$ 2,510

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

Semiannual Report | 43

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, the Fund had capital loss carryforwards of $491,198,551 expiring in 2017.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,279,301,284
Unrealized appreciation	$ 922,307,028
Unrealized depreciation	(180,391,765)
Net unrealized appreciation (depreciation)	$ 741,915,263

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, corporate actions and wash sales.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $736,796,539 and $907,479,893, respectively.

Transactions in options written during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	23,172	$ 704,427
Options written	—	—
Options expired	(14,048)	(221,256)
Options exercised	(2,100)	(165,845)
Options closed	(7,024)	(317,326)
Options outstanding at June 30, 2013	—	$ —

See Notes 1(d) and 10 regarding derivative financial instruments and other derivative information, respectively.

44 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

8. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2013, the aggregate value of distressed company securities for which interest recognition has been discontinued was $62,698,252, representing 1.56% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
4,353,435	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ —	$ —
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	10,848	—
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
1,065,450	First Southern Bancorp Inc.	1/27/10 - 7/07/10	22,480,995	5,286,550
1,821	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	1,821,000	3,425,871
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	624,912
22,836,904	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	18,692,218	10,250,344
106,700	Olympus Re Holdings Ltd.	12/19/01	10,021,704	—
17,621	PMG LLC	3/22/04	1,233,477	1,392,948
	Total Restricted Securities (Value is 0.52% of Net Assets)		$56,150,506	$20,980,625

Semiannual Report | 45

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

10. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	**Statement of Assets and Liabilities Location**	**Fair Value Amount**	**Statement of Assets and Liabilities Location**	**Fair Value Amount**
Interest rate contracts	Investments, at value	$ 4,172,982		
Foreign exchange contracts	Investments, at value / Unrealized appreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation (depreciation)	19,049,050[a]	Unrealized depreciation on forward exchange contracts	$1,762,477

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net change in unrealized appreciation (depreciation) on investments		$ 387,258
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$ 9,559,098	30,479,045
Equity contracts	Net realized gain (loss) from investments and written options / Net change in unrealized appreciation (depreciation) on investments	(7,235,571)	5,938,413

For the period ended June 30, 2013, the average month end market value of derivatives represented 0.73% of average month end net assets. The average month end number of open derivative contracts for the period was 136.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

46 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

11. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Controlled Affiliates[a]							
PMG LLC	23,726	—	6,105	17,621	$ 1,392,948	$—	$31,392
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	15,831,950	—	—	15,831,950	$ —	$—	$ —
First Southern Bancorp Inc.	1,065,450	—	—	1,065,450	5,286,550	—	—
First Southern Bancorp Inc., cvt. pfd., C	1,821	—	—	1,821	3,425,871	—	—
Polaris Financial Technology Ltd.	6,942,715	—	—	6,942,715	13,312,128	—	—
Total Non-Controlled Affiliates					$22,024,549	$—	$ —
Total Affiliated Securities (Value is 0.58% of Net Assets)					$23,417,497	$—	$31,392

[a]Issuer in which the Fund owns 25% or more of the outstanding voting securities.

12. Credit Facility

Semiannual Report | 47

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

13. Fair Value Measurements

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 24,839,258	$ —	$10,875,256	$ 35,714,514
Commercial Banks	106,399,255	—	8,712,421	115,111,676
Media	350,187,819	13,306,286	—	363,494,105
Metals & Mining	87,918,290	—	1,392,948	89,311,238
Real Estate Management & Development	—	—	42,966,091	42,966,091
All Other Equity Investments[b]	2,768,916,338	—	—[c]	2,768,916,338
Corporate Bonds, Notes and Senior Floating Rate Interests	—	171,434,176	—	171,434,176
Corporate Notes in Reorganization	—	62,698,252	—[c]	62,698,252
Companies in Liquidation	—	71,924,537	—[c]	71,924,537
Asset-Backed Securities	—	3,589,770	—	3,589,770
Options Purchased	—	12,082,597	—	12,082,597
Short Term Investments	282,873,253	1,100,000	—	283,973,253
Total Investments in Securities	$3,621,134,213	$336,135,618	$63,946,716	$4,021,216,547
Futures Contracts	$ 2,976,876	$ —	$ —	$ 2,976,876
Forward Exchange Contracts	—	8,162,559	—	8,162,559
Liabilities:				
Forward Exchange Contracts	—	1,762,477	—	1,762,477

[a]Includes common, convertible preferred and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2013.

48 | Semiannual Report

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

13. Fair Value Measurements *(continued)*

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:										
Investments in Securities:										
Equity Investments:[b]										
Auto Components	$ 9,090,582	$2,076,062	$ —	$—	$ —	$—	$ —	$ (291,388)	$ 10,875,256	$ (291,388)
Commercial Banks	8,910,160	—	—	—	—	—	—	(197,739)	8,712,421	(197,739)
Diversified Telecommunication Services	800,511[c]	—	—	—	—	—	1,571,480	(2,371,991)	—[c]	(2,371,991)
Metals & Mining	1,857,765	—	(458,753)	—	—	—	31,392	(37,456)	1,392,948	13,216
Real Estate Management & Development	50,398,206	—	—	—	(14,158,652)	—	—	6,726,537	42,966,091	4,781,522
Corporate Notes in Reorganization	—[c]	—	(1,205)	—	—	—	—	1,205	—[c]	—
Total	$71,057,224	$2,076,062	$(459,958)	$—	$ (14,158,652)	$—	$ 1,602,872	$ 3,829,168	$ 63,946,716	$ 1,933,620

[a]The investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.

[b]Includes common and convertible preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:					
Investments in Securities:					
Equity Investments:[b]					
Auto Components	$10,250,344	Market comparables	Discount for lack of marketability	15%	Decrease
			EV / EBITDA multiple	4.6x	Increase[c]
Commercial Banks	8,712,421	Market comparables	Discount for lack of marketability	10%	Decrease[c]
			Price / tangible book multiple	1.0x	Increase[c]
Real Estate Management & Development	42,966,091	Market comparables	Discount for lack of marketability	8%	Decrease[c]
All Other Investments[d]	2,017,860				
Total	$63,946,716				

[a]Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

[b]Includes common and convertible preferred stocks.

[c]Represents a significant impact to fair value but not net assets.

[d]Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

See Abbreviations on page 50.

Semiannual Report | 49

Mutual Beacon Fund

Notes to Financial Statements (unaudited) *(continued)*

14. New Accounting Pronouncements

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
MSCS - Morgan Stanley Capital Services, LLC
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co., N.A.
UBSW - UBS AG

Currency

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Notes

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
IDR - Internationl Depositary Receipt
LIBOR - London Interbank Offered Rate

50 | Semiannual Report

Mutual Beacon Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

Semiannual Report | 51

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

52 | Semiannual Report

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 53

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the second-best performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods in the second-best and second-lowest performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was in the middle performing quintile. The Board discussed with the investment manager the reasons for the relative underperformance for the five-year period ended December 31, 2012. While noting such discussions, the Board, overall, found such comparative performance to be acceptable.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

54 | Semiannual Report

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of

Semiannual Report | 55

Mutual Beacon Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

56 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual Beacon Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

476 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

Mutual European Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual European Fund

Your Fund's Goals and Main Investments: Mutual European Fund seeks capital appreciation, with income as a secondary goal, by investing at least 80% of its net assets in securities of European companies that the manager believes are available at market prices less than their intrinsic value. The Fund defines European companies as issuers organized under the laws of, or whose principal business operations are located in, or who earn at least 50% of their revenue from, European countries, as defined in the prospectus.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Mutual European Fund's semiannual report for the period ended June 30, 2013.

Performance Overview

Mutual European Fund – Class Z delivered a +6.39% cumulative total return for the six months under review. For comparison, the Fund's benchmark, the MSCI Europe Index, which tracks equity performance in Europe's developed markets, posted a +6.11% total return in local currency terms.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013 as many central banks continued supportive fiscal policies. The economic focus and highly correlated market movements characteristic of previous periods appeared to be supplanted by a more fundamentals-based market environment. Regional performance was also more consistent with local economic trends, although periodic volatility highlighted the recovery's fragility. Continued U.S. gross domestic product (GDP) growth accompanied improvements in housing, labor and retail sales. Eurozone first-quarter GDP growth missed expectations,

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The unmanaged index is calculated in local currency and includes reinvested daily net dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 20.

4 | Semiannual Report

although the number of unemployed declined and manufacturing indicator levels improved. Japan demonstrated economic progress amid major reflationary initiatives as business confidence, industrial production and retail sales improved and inflation stabilized. However, investor confidence in the country's radical policy maneuvers wavered. China's growth rate and manufacturing levels were weaker than expected, and the International Monetary Fund downgraded the country's growth outlook.

Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.K.
30.8%
France
16.6%
Germany
9.8%
Switzerland
8.3%
Netherlands
7.2%
Denmark
4.6%
Norway
3.6%
Belgium
2.6%
Italy
2.2%
Other
4.8%
Short-Term Investments & Other Net Assets
9.5%

Despite generally accommodative global monetary policies, central banks changed their strategies during the period to reflect the increasingly varied needs of different economies. The U.S. Federal Reserve Board vowed to keep interest rates low until the unemployment rate reached 6.5% but ignited considerable market volatility and a Treasury sell-off by suggesting it may taper monthly bond purchases should economic conditions warrant. The European Central Bank cut benchmark interest rates and pledged to maintain systemic support after successfully containing a run on a Cyprus bank. Elsewhere in developed markets, the Bank of Japan's new governor set an explicit inflation target and pledged to double bond purchases in what many believe was unprecedented policy reform.

In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

Investment Strategy

We follow a distinctive value investment approach that combines investments in what we believe are undervalued common stocks with distressed debt investing and risk arbitrage. Our style aims to provide our shareholders with superior risk-adjusted results over time. We employ rigorous, fundamental analysis to find compelling situations. In our opinion, successful investing is as much about assessing risk and containing losses as it is about achieving profits. In choosing investments, we look at the market price of an individual company's securities relative to our evaluation of its intrinsic value based on factors including book value, cash flow generation, long-term earnings potential and earnings multiples. We may invest in bankrupt or distressed companies if we believe the market overreacted to adverse developments or failed to appreciate positive changes.

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Mutual European Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$21.13	$18.95	$21.47	$20.39	$17.25	$26.32
Income from investment operations[a]:						
Net investment income[b]	0.41	0.44	0.50	0.34	0.40	0.48
Net realized and unrealized gains (losses)	0.94	2.89	(2.25)	1.40	3.52	(8.90)
Total from investment operations	1.35	3.33	(1.75)	1.74	3.92	(8.42)
Less distributions from:						
Net investment income	—	(0.68)	(0.77)	(0.66)	(0.78)	(0.03)
Net realized gains	—	(0.47)	—	—	—	(0.62)
Total distributions	—	(1.15)	(0.77)	(0.66)	(0.78)	(0.65)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$22.48	$21.13	$18.95	$21.47	$20.39	$17.25
Total return[e]	6.39%	17.73%	(8.01)%	8.61%	23.01%	(32.47)%
Ratios to average net assets[f]						
Expenses before expense reduction[g]	1.09%	1.13%	1.11%	1.10%	1.13%	1.09%
Expenses net of expense reduction[g]	1.09%	1.13%	1.11%	1.10%	1.12%	1.09%[h]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[i]
Net investment income	3.82%	2.16%	2.43%	1.65%	2.17%	2.22%
Supplemental data						
Net assets, end of period (000's)	$997,342	$1,101,659	$964,069	$1,057,801	$1,017,962	$800,264
Portfolio turnover rate	23.18%	41.69%	32.60%	35.44%	58.83%	42.15%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Includes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.
[h]Benefit of expense reduction rounds to less than 0.01%.
[i]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Mutual European Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$20.71	$18.59	$21.06	$20.02	$16.89	$25.86
Income from investment operations[a]:						
Net investment income[b]	0.38	0.37	0.44	0.27	0.34	0.42
Net realized and unrealized gains (losses)	0.90	2.84	(2.20)	1.37	3.45	(8.75)
Total from investment operations	1.28	3.21	(1.76)	1.64	3.79	(8.33)
Less distributions from:						
Net investment income	—	(0.62)	(0.71)	(0.60)	(0.66)	(0.02)
Net realized gains	—	(0.47)	—	—	—	(0.62)
Total distributions	—	(1.09)	(0.71)	(0.60)	(0.66)	(0.64)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$21.99	$20.71	$18.59	$21.06	$20.02	$16.89
Total return[e]	6.18%	17.37%	(8.27)%	8.25%	22.67%	(32.68)%
Ratios to average net assets[f]						
Expenses before expense reduction[g]	1.39%	1.43%	1.41%	1.40%	1.43%	1.38%
Expenses net of expense reduction[g]	1.39%	1.43%	1.41%	1.40%	1.42%	1.38%[h]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[i]
Net investment income	3.52%	1.86%	2.13%	1.35%	1.87%	1.93%
Supplemental data						
Net assets, end of period (000's)	$707,656	$653,435	$593,825	$765,304	$807,932	$688,842
Portfolio turnover rate	23.18%	41.69%	32.60%	35.44%	58.83%	42.15%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Includes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.

[h]Benefit of expense reduction rounds to less than 0.01%.

[i]Rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual European Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$20.79	$18.66	$21.10	$20.05	$16.76	$25.82
Income from investment operations[a]:						
Net investment income[b]	0.30	0.24	0.31	0.13	0.21	0.28
Net realized and unrealized gains (losses)	0.91	2.83	(2.20)	1.36	3.42	(8.71)
Total from investment operations	1.21	3.07	(1.89)	1.49	3.63	(8.43)
Less distributions from:						
Net investment income	—	(0.47)	(0.55)	(0.44)	(0.34)	(0.01)
Net realized gains	—	(0.47)	—	—	—	(0.62)
Total distributions	—	(0.94)	(0.55)	(0.44)	(0.34)	(0.63)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$22.00	$20.79	$18.66	$21.10	$20.05	$16.76
Total return[e]	5.82%	16.54%	(8.90)%	7.52%	21.76%	(33.14)%
Ratios to average net assets[f]						
Expenses before expense reduction[g]	2.09%	2.13%	2.11%	2.10%	2.13%	2.08%
Expenses net of expense reduction[g]	2.09%	2.13%	2.11%	2.10%	2.12%	2.08%[h]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%	—%[i]
Net investment income	2.82%	1.16%	1.43%	0.65%	1.17%	1.23%
Supplemental data						
Net assets, end of period (000's)	$129,609	$122,438	$127,012	$171,750	$192,122	$189,244
Portfolio turnover rate	23.18%	41.69%	32.60%	35.44%	58.83%	42.15%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Includes dividend expense on securities sold short and borrowing fees, if any. See below for expense ratios of such expenses to average net assets for the periods presented.

[h]Benefit of expense reduction rounds to less than 0.01%.

[i]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual European Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 90.3%			
Aerospace & Defense 2.7%			
Safran SA	France	1,054,339	$ 55,066,760
Airlines 2.0%			
[a] International Consolidated Airlines Group SA	United Kingdom	10,151,110	40,726,279
Auto Components 4.5%			
Continental AG	Germany	246,996	32,986,139
Pirelli & C. SpA	Italy	2,851,397	33,013,977
Valeo SA	France	417,590	26,245,602
			92,245,718
Beverages 0.2%			
Pernod Ricard SA	France	28,771	3,190,346
Capital Markets 1.3%			
UBS AG	Switzerland	1,510,913	25,713,585
Commercial Banks 6.3%			
Barclays PLC	United Kingdom	6,277,319	26,580,848
BNP Paribas SA	France	780,500	42,643,989
[a] Danske Bank AS	Denmark	514,507	8,799,519
HSBC Holdings PLC	United Kingdom	4,103,920	42,563,549
Societe Generale	France	266,170	9,146,549
			129,734,454
Construction & Engineering 1.1%			
Vinci SA	France	435,808	21,871,074
Construction Materials 1.7%			
SA des Ciments Vicat	France	553,380	34,286,616
Containers & Packaging 1.6%			
Rexam PLC	United Kingdom	4,639,029	33,685,376
Diversified Financial Services 2.4%			
[a] ING Groep NV, IDR	Netherlands	5,063,750	46,138,610
Oslo Bors VPS Holding ASA	Norway	340,000	2,799,045
			48,937,655
Diversified Telecommunication Services 3.8%			
[a,b,c] Marconi Corp., Contingent Distribution	United Kingdom	28,582,000	—
TDC AS	Denmark	2,914,420	23,620,329
Telenor ASA	Norway	1,485,777	29,453,783
Vivendi SA	France	1,315,725	24,918,525
			77,992,637
Electrical Equipment 1.1%			
Alstom SA	France	672,035	22,008,819
Electronic Equipment, Instruments & Components 0.2%			
Premier Farnell PLC	United Kingdom	1,063,554	3,266,554
Energy Equipment & Services 1.8%			
[a] DeepOcean Group Holding AS	Norway	915,467	16,020,672
Fugro NV, IDR	Netherlands	397,554	21,552,882
			37,573,554

20 | Semiannual Report

Mutual European Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)			
Food & Staples Retailing 3.7%			
Koninklijke Ahold NV	Netherlands	2,097,711	$ 31,223,101
Metro AG	Germany	1,418,818	44,914,283
			76,137,384
Health Care Providers & Services 2.0%			
Celesio AG	Germany	1,828,893	39,755,661
Hotels, Restaurants & Leisure 2.6%			
Accor SA	France	1,283,346	45,161,082
[a]TUI AG	Germany	663,648	7,889,427
			53,050,509
Insurance 13.6%			
ACE Ltd.	United States	306,024	27,383,027
Ageas	Belgium	1,488,339	52,258,570
Delta Lloyd NV	Netherlands	2,372,443	47,541,151
Direct Line Insurance Group PLC	United Kingdom	5,765,090	20,437,830
Lancashire Holdings Ltd.	United Kingdom	1,027,808	12,360,544
[a,d]Olympus Re Holdings Ltd.	United States	16,080	—
Resolution Ltd.	United Kingdom	2,528,420	10,961,164
RSA Insurance Group PLC	United Kingdom	19,542,566	35,383,224
[a]Storebrand ASA	Norway	5,404,983	26,074,916
Zurich Insurance Group AG	Switzerland	176,900	45,870,244
			278,270,670
Machinery 2.0%			
Fiat Industrial SpA	Italy	859,993	9,587,745
KUKA AG	Germany	447,003	18,901,119
Schindler Holding AG, PC, non-voting	Switzerland	35,405	4,931,257
Schindler Holding AG, RS	Switzerland	58,477	7,921,952
			41,342,073
Marine 3.0%			
A.P. Moller-Maersk AS, B	Denmark	8,591	61,530,814
Media 3.5%			
Eutelsat Communications	France	298,328	8,469,229
Reed Elsevier PLC	United Kingdom	4,134,387	46,985,457
RTL Group SA	Luxembourg	201,715	16,580,811
			72,035,497
Metals & Mining 3.3%			
Anglo American PLC	United Kingdom	815,825	15,714,067
[a]ThyssenKrupp AG	Germany	1,909,405	37,516,765
Voestalpine AG	Austria	430,754	15,211,545
			68,442,377
Multi-Utilities 1.0%			
GDF Suez	France	1,094,557	21,435,064
Multiline Retail 1.4%			
Marks & Spencer Group PLC	United Kingdom	4,519,499	29,621,264

Semiannual Report | 21

22 | Semiannual Report

Semiannual Report | 23

Mutual European Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	1,056	$171,903,600	9/16/13	$3,695,064	$—
GBP/USD	Short	929	88,278,225	9/16/13	2,483,010	—
Unrealized appreciation (depreciation)					6,178,074	—
Net unrealized appreciation (depreciation)					$6,178,074	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	FBCO	Buy	12,902,429	$16,976,681	7/17/13	$ —	$(180,931)
Euro	SCBT	Buy	1,996,556	2,643,919	7/17/13	—	(44,901)
Euro	BBU	Buy	4,403,194	5,759,853	7/17/13	—	(27,991)
Euro	DBFX	Buy	1,161,857	1,529,514	7/17/13	—	(17,067)
Euro	BANT	Buy	2,201,597	2,882,139	7/17/13	—	(16,208)
Euro	BANT	Sell	10,958,305	14,704,362	7/17/13	439,379	—
Euro	BBU	Sell	67,535,514	90,183,210	7/17/13	2,268,792	—
Euro	FBCO	Sell	7,494,054	10,179,478	7/17/13	424,085	—
Euro	HSBC	Sell	884,346	1,191,745	7/17/13	40,546	—
Euro	DBFX	Sell	62,808,930	82,105,944	7/17/13	344,360	—
Euro	SCBT	Sell	1,449,520	1,942,257	7/17/13	55,343	—
Euro	HAND	Sell	3,906,250	5,348,984	7/17/13	264,020	—
British Pound	BANT	Sell	951,475	1,436,947	7/19/13	—	(9,891)
British Pound	HSBC	Sell	46,809,644	71,291,088	7/19/13	111,124	—
British Pound	BANT	Sell	4,319,978	6,590,517	7/19/13	21,445	—
British Pound	FBCO	Sell	4,560,530	6,979,470	7/19/13	44,610	—
British Pound	DBFX	Sell	1,283,347	1,957,041	7/19/13	5,549	—
British Pound	SCBT	Sell	2,322,511	3,608,424	7/19/13	76,753	—
British Pound	DBFX	Sell	2,204,604	3,372,667	8/12/13	20,847	—
Swiss Franc	FBCO	Buy	9,461,128	10,174,762	8/12/13	—	(157,710)
Swiss Franc	DBFX	Buy	4,457,994	4,782,863	8/12/13	—	(62,743)
Swiss Franc	FBCO	Sell	5,194,791	5,457,443	8/12/13	—	(42,796)
Swiss Franc	BBU	Buy	182,541	196,605	8/12/13	—	(3,331)
Swiss Franc	HAND	Buy	125,049	134,242	8/12/13	—	(1,840)
Swiss Franc	SCBT	Buy	629,112	666,905	8/12/13	—	(802)
Swiss Franc	BANT	Buy	180,065	190,931	8/12/13	—	(278)
Swiss Franc	DBFX	Buy	919,413	955,321	8/12/13	18,152	—
Swiss Franc	SCBT	Buy	97,757	101,601	8/12/13	1,904	—
Swiss Franc	BBU	Buy	1,668,415	1,740,992	8/12/13	25,525	—
Swiss Franc	FBCO	Buy	70,400	74,406	8/12/13	89	—
Swiss Franc	FBCO	Sell	68,010,604	74,004,340	8/12/13	1,994,775	—
Swiss Franc	DBFX	Sell	54,494,195	59,526,779	8/12/13	1,828,376	—

24 | Semiannual Report

Mutual European Fund
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	SCBT	Sell	5,638,229	$ 6,020,503	8/12/13	$ 50,752	$ —
British Pound	FBCO	Sell	17,846,914	27,610,776	8/19/13	478,115	—
British Pound	BANT	Sell	28,019,049	43,354,719	8/19/13	757,364	—
British Pound	SCBT	Sell	31,474,715	48,785,808	8/19/13	934,804	—
British Pound	DBFX	Sell	5,947,281	9,138,033	8/19/13	96,383	—
Euro	BANT	Sell	2,632,468	3,405,730	8/30/13	—	(21,787)
Euro	BANT	Sell	62,086,941	81,267,199	8/30/13	428,993	—
Euro	BBU	Sell	56,631,646	74,074,759	8/30/13	339,436	—
Euro	DBFX	Sell	5,126,986	6,719,252	8/30/13	43,833	—
Euro	SCBT	Sell	923,588	1,204,073	8/30/13	1,546	—
Euro	HSBC	Sell	2,062,937	2,696,795	8/30/13	10,818	—
Euro	HAND	Sell	2,027,041	2,645,993	8/30/13	6,753	—
Swedish Krona	HAND	Buy	69,718,060	10,914,418	9/06/13	—	(535,897)
Swedish Krona	HAND	Sell	69,718,060	10,790,409	9/06/13	411,888	—
Euro	BANT	Sell	3,830,452	4,984,395	10/16/13	—	(4,103)
Euro	SCBT	Sell	521,175	677,637	10/16/13	—	(1,103)
Euro	DBFX	Sell	86,507	112,596	10/16/13	—	(65)
Euro	BANT	Sell	86,358,299	113,152,134	10/16/13	685,467	—
Euro	BBU	Sell	85,824,245	112,382,558	10/16/13	611,403	—
Euro	DBFX	Sell	9,056,403	11,959,886	10/16/13	165,496	—
Euro	FBCO	Sell	5,423,844	7,136,829	10/16/13	73,215	—
British Pound	BANT	Sell	47,897,254	72,899,621	10/21/13	109,227	—
British Pound	FBCO	Sell	1,194,820	1,822,684	10/21/13	6,893	—
Danish Krone	DBFX	Buy	9,190,000	1,633,082	11/14/13	—	(26,839)
Danish Krone	DBFX	Sell	4,157,736	718,213	11/14/13	—	(8,483)
Danish Krone	FBCO	Buy	2,806,330	489,044	11/14/13	1,451	—
Danish Krone	FBCO	Sell	188,434,026	33,357,059	11/14/13	422,259	—
Euro	FBCO	Sell	60,007,602	77,276,531	11/18/13	—	(887,257)
Euro	DBFX	Sell	6,703,292	8,677,197	11/18/13	—	(54,275)
Euro	SCBT	Sell	4,420,708	5,722,994	11/18/13	—	(35,264)
Euro	BANT	Sell	2,958,895	3,841,173	11/18/13	—	(12,980)
Euro	BANT	Sell	2,085,557	2,717,324	11/18/13	751	—
Euro	HSBC	Sell	2,085,556	2,718,591	11/18/13	2,019	—
Euro	SCBT	Sell	1,511,335	1,970,282	11/18/13	1,670	—
British Pound	DBFX	Buy	4,569,052	7,156,826	11/21/13	—	(214,384)
British Pound	FBCO	Sell	36,687,402	55,654,789	11/21/13	—	(89,852)
British Pound	DBFX	Sell	29,310,962	44,494,040	11/21/13	—	(42,475)
British Pound	BANT	Sell	32,101,477	48,746,093	11/21/13	—	(30,468)
British Pound	FBCO	Buy	683,113	1,063,345	11/21/13	—	(25,389)
British Pound	FBCO	Sell	306,824	472,530	11/21/13	6,327	—
Norwegian Krone	FBCO	Sell	245,067,102	41,572,028	11/21/13	1,429,822	—
Unrealized appreciation (depreciation)						15,062,359	(2,557,110)
Net unrealized appreciation (depreciation)						$12,505,249	

See Abbreviations on page 46.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Mutual European Fund

Financial Statements *(continued)*

Statement of Operations
for the six months ended June 30, 2013 (unaudited)

Investment income:	
Dividends: (net of foreign taxes of $4,437,691)	
Unaffiliated issuers	$ 47,189,994
Controlled affiliated issuers (Note 12)	1,131,806
Interest	299,018
Income from securities loaned	294,435
Total investment income	48,915,253
Expenses:	
Management fees (Note 3a)	7,821,233
Administrative fees (Note 3b)	760,484
Distribution fees: (Note 3c)	
Class A	1,038,009
Class B	726
Class C	636,772
Class R	127
Transfer agent fees: (Note 3e)	
Class Z	934,743
Class A	588,653
Class B	128
Class C	108,330
Class R	43
Class R6	3,785
Special servicing agreement fees (Note 13)	130,953
Custodian fees (Note 4)	166,756
Reports to shareholders	65,127
Registration and filing fees	48,947
Professional fees	86,209
Trustees' fees and expenses	43,323
Other	22,297
Total expenses	12,456,645
Net investment income	36,458,608
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	115,925,096
Foreign currency transactions	(12,858,184)
Futures contracts	(1,328,350)
Net realized gain (loss)	101,738,562
Net change in unrealized appreciation (depreciation) on:	
Investments	(86,935,474)
Translation of other assets and liabilities denominated in foreign currencies	66,386,620
Net change in unrealized appreciation (depreciation)	(20,548,854)
Net realized and unrealized gain (loss)	81,189,708
Net increase (decrease) in net assets resulting from operations	$117,648,316

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Mutual European Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual European Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class C, Class R and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security

30 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 31

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

32 | Semiannual Report

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had no OTC derivatives in a net liability position for such contracts. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2013, the Fund received $7,536,369 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures

Semiannual Report | 33

Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a coun-terparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 7 and 11 regarding investment transactions and other derivative information, respectively.

d. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

g. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

h. Accounting Estimates

i. Guarantees and Indemnifications

2. Shares of Beneficial Interest

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class Z Shares:				
Shares sold	6,212,184	$ 139,172,228	5,987,954	$ 122,427,609
Shares issued in reinvestment of distributions	485	10,281	2,622,257	55,401,510
Shares redeemed[a]	(13,977,347)	(313,641,952)	(7,365,879)	(149,195,219)
Net increase (decrease)	(7,764,678)	$(174,459,443)	1,244,332	$ 28,633,900
Class A Shares:				
Shares sold	3,478,132	$ 75,743,456	6,618,726	$ 132,551,979
Shares issued in reinvestment of distributions	25	524	928,602	19,210,403
Shares redeemed	(2,855,822)	(62,230,462)	(7,937,505)	(157,595,848)
Net increase (decrease)	622,335	$ 13,513,518	(390,177)	$ (5,833,466)

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class B Shares[b]:				
Shares sold	151	$ 3,172	5,863	$ 118,713
Shares issued in reinvestment of distributions	—	—	1,403	28,810
Shares redeemed	(29,455)	(633,285)	(167,661)	(3,278,862)
Net increase (decrease)	(29,304)	$ (630,113)	(160,395)	$ (3,131,339)
Class C Shares:				
Shares sold	562,435	$ 12,343,982	547,006	$ 10,949,269
Shares issued in reinvestment of distributions	8	166	237,674	4,925,285
Shares redeemed	(561,233)	(12,253,802)	(1,702,604)	(33,684,702)
Net increase (decrease)	1,210	$ 90,346	(917,924)	$ (17,810,148)
Class R Shares:				
Shares sold	484	$ 10,467	698	$ 13,869
Shares issued in reinvestment of distributions	—	—	108	2,225
Shares redeemed	(208)	(4,415)	(277)	(5,049)
Net increase (decrease)	276	$ 6,052	529	$ 11,045
Class R6 Shares[c]:				
Shares sold[a]	10,412,068	$234,727,284		
Shares redeemed	(881,110)	(20,083,000)		
Net increase (decrease)	9,530,958	$214,644,284		

[a]Effective May 1, 2013, a portion of Class Z shares were exchanged into Class R6.

[c]For the period May 1, 2013 (effective date) to June 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Mutual European Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $1 billion
0.770%	Over $1 billion, up to and including $2 billion
0.750%	Over $2 billion, up to and including $5 billion
0.730%	In excess of $5 billion

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$90,202
CDSC retained	$ 5,162

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregrate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $1,635,682, of which $988,536 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

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Mutual European Fund

Notes to Financial Statements (unaudited) *(continued)*

5. Independent Trustees' Retirement Plan *(continued)*

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$108,823
[b]Increase in projected benefit obligation	$ 12,134
Benefit payments made to retired trustees	$ 1,256

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be utilized before those losses with expiration dates.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2012, the Fund deferred post-October capital losses of $13,757,505.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,795,737,794
Unrealized appreciation	$ 307,515,193
Unrealized depreciation	(100,240,635)
Net unrealized appreciation (depreciation)	$ 207,274,558

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and corporate actions.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $486,054,543 and $424,139,220, respectively.

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Notes to Financial Statements (unaudited) *(continued)*

7. Investment Transactions *(continued)*

Transactions in options written during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$ —
Options written	271	37,940
Options expired	—	—
Options exercised	(271)	(37,940)
Options closed	—	—
Options outstanding at June 30, 2013	—	$ —

See Note 1(c) regarding derivative financial instruments.

8. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2013, the aggregate value of distressed company securities for which interest recognition has been discontinued was $2,925,000, representing 0.14% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Mutual European Fund

Notes to Financial Statements (unaudited) *(continued)*

10. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$6,282,509	$14,572,579
16,080	Olympus Re Holdings Ltd.	12/19/01	1,510,300	—
	Total Restricted Securities (Value is 0.71% of Net Assets)		$7,792,809	$14,572,579

11. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of - net unrealized appreciation (depreciation)	$21,240,433[a]	Unrealized depreciation on forward exchange contracts	$2,557,110

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) *(continued)*

11. Other Derivative Information *(continued)*

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(13,926,187)	$66,517,684

For the period ended June 30, 2013, the average month end market value of derivatives represented 1.67% of average month end net assets. The average month end number of open derivative contracts for the period was 166.

See Note 1(c) regarding derivative financial instruments.

12. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Controlled Affiliates[a]							
Euro Wagon LP (Value is 0.71% of Net Assets)	16,127,149	—	—	16,127,149	$14,572,579	$1,131,806	$—

[a]Issuer in which the Fund owns 25% or more of the outstanding voting securities.

13. Special Servicing Agreement

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to

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Mutual European Fund

Notes to Financial Statements (unaudited) (continued)

13. SPECIAL SERVICING AGREEMENT (continued)

reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Franklin Mutual. For the period ended June 30, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At June 30, 2013, 10.36% of the Fund’s outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

14. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

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Notes to Financial Statements (unaudited) (continued)

15. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

16. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

Semiannual Report | 45

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Mutual European Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

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Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

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Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional European region funds. The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods in the second-best and best performing quintiles, respectively. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was in the second-best performing quintile and exceeded 10%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the least expensive quintile of such group. The Board noted that the Fund’s contractual management fee rate was within 6.6 basis points of its Lipper expense group median. The Board was satisfied with such comparative fees and expenses.

50 | Semiannual Report

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point

Semiannual Report | 51

Mutual European Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

52 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | **INTERNATIONAL** | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL EUROPEAN FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

478 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

SECTOR

Mutual Financial Services Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Financial Services Fund

Your Fund's Goals and Main Investments: Mutual Financial Services Fund seeks capital appreciation, with income as a secondary goal, by investing at least 80% of its net assets in securities of financial services companies that the manager believes are available at market prices less than their intrinsic value. The Fund concentrates its investments in securities of issuers such as banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, subprime lending institutions, investment advisors, investment companies and insurance companies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

This semiannual report for Mutual Financial Services Fund covers the period ended June 30, 2013.

Performance Overview

Mutual Financial Services Fund – Class Z delivered a +10.74% cumulative total return for the six months under review. For comparison, the Fund's narrow benchmark, the Standard & Poor's 500 (S&P 500) Financials Index, which tracks financials stocks in the S&P 500 Index, generated a +19.50% total return.[1] For the same period, the Fund's broad benchmark, the S&P 500 Index, which is a broad measure of U.S. stock performance, posted a +13.82% total return.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). **The SOI begins on page 20.**

Semiannual Report | 5

6 | Semiannual Report

subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

Investment Strategy

We strive to provide investors with superior risk-adjusted returns over time through our distinctive, value investment style, which includes investments in undervalued common stocks, distressed debt and risk arbitrage. Rigorous fundamental analysis drives our investment process. We attempt to determine each investment's intrinsic value as well as the price at which we would be willing to commit shareholder funds. While valuation remains our key consideration, we utilize numerous fundamental factors such as return on equity, financial leverage and long-term earnings power. We also consider factors such as management quality and competitive position. As always, our approach to investing is as much about assessing risk and containing losses as it is about achieving profits.

In addition, it is our practice to hedge the Fund's currency exposure when we deem it advantageous for our shareholders.

Manager's Discussion

In an environment of generally rising equity prices, many Fund investments increased in value during the six-month period. Top contributors included insurers CNO Financial, MetLife and ACE.

CNO Financial is a diversified life insurance company focused on serving the less affluent senior and middle-income markets. CNO stock performed well during the period as the company remained on a path toward improved profitability. Recently, higher investment income and lower corporate expenses have supported earnings. In addition, improvement in CNO's operational performance led independent rating agency Standard & Poor's to upgrade the company's credit rating, albeit still at a non-investment grade level. CNO's goal is to achieve investment-grade debt ratings in the next few years.

Solid fiscal first-quarter 2013 results and a dividend increase led MetLife shares higher. The life insurer reported better-than-expected earnings and an improvement in margins. In May, the company raised its dividend by 50%, marking the first increase since 2007. Shares continued to trade at a discount to book value despite solid operating results in a difficult interest rate and

What is return on equity?

Return on equity is an amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) over the average of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. Return on equity tells common shareholders how effectually their money is being employed. Comparing percentages for current and prior periods also reveals trends, and comparison with industry composites reveals how well a company is holding its own against its competitors.

What is meant by "hedge"?

To hedge a position is to seek to reduce the risk of adverse price movements in an asset. Normally, a hedge is implemented as an offsetting position in a related security, such as a currency forward contract.

What is a currency forward contract?

A currency forward contract, also called a "currency forward," is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Semiannual Report | 7

Portfolio Breakdown
Based on Total Net Assets as of 6/30/13

Insurance
46.2%
Commercial Banks
23.3%
Diversified Financial Services
11.7%
Capital Markets
5.7%
Thrifts & Mortgage Finance
1.7%
Consumer Finance
1.3%
Industrial Conglomerates
1.1%
Other
1.2%
Short-Term Investments & Other Net Assets
7.8%

regulatory environment, and the company maintained a high-quality balance sheet. At period-end, our analysis led us to believe the stock had further upside potential.

ACE is a global insurance and reinsurance company operating in more than 170 countries. We believe the company is one of the most disciplined underwriters in the industry, and this ability helped produce strong fiscal first-quarter 2013 results as momentum continued for net premiums earned. The company also noted that the pricing environment remained positive. Based on our analysis at period-end, the company could feasibly earn a double-digit return on equity, which may provide additional upside potential if ACE can compound its book value more quickly than its peers.

During the period under review, some of the Fund's investments negatively affected performance. These included U.S. bank holding company Bond Street Holdings, and South Korean financial services groups KB Financial Group and Woori Finance Holdings.

Bond Street Holdings reported positive first-quarter results led by solid loan growth in its portfolio of Floridian community and commercial banks. The Miami-based holding company also reported reductions in costs, primarily in integration, professional and credit-related expenses. Although our investment in Bond Street declined in value during the period, we believe the company has been making progress toward reaching a healthy level of profitability.

KB Financial shares declined amid generally weak performance for South Korean financials during the period. Slower domestic growth led the Bank of Korea to lower its official policy rate in May, putting downward pressure on the net interest margins (NIMs) of South Korean banks. NIM is a profitability measure relating the difference between interest income earned on a bank's assets and interest paid on its liabilities. Encouragingly, the South Korean government approved supplementary government spending in an effort to stimulate economic growth. Given KB Financial's robust capital and liquidity levels, the group expressed its readiness to expand should the monetary and fiscal stimulus measures succeed in effecting improvement in economic conditions.

Woori Finance Holdings also suffered from the weakness in South Korean financials. The group was formed when the South Korean government, acting through the state-run Korea Deposit Insurance Corporation, assumed control of several of the country's struggling banks during the 1997 Asian financial crisis. Late in the reporting period, the government announced plans to split up and sell its stake in various Woori units by the end of 2014 in its fourth effort to deconsolidate and privatize Woori Finance Holdings. We believe the sale process has the potential to unlock value that has been obscured under the holding company structure.

8 | Semiannual Report

Semiannual Report | 9

10 | Semiannual Report

Semiannual Report | 11

12 | Semiannual Report

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Semiannual Report | 15

Mutual Financial Services Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.59	$11.53	$13.01	$12.05	$10.80	$18.68
Income from investment operations[a]:						
Net investment income[b]	0.18	0.20	0.28	0.26	0.15[c]	0.46
Net realized and unrealized gains (losses)	1.28	2.09	(1.48)	1.27	1.44	(7.94)
Total from investment operations	1.46	2.29	(1.20)	1.53	1.59	(7.48)
Less distributions from net investment income	—	(0.23)	(0.28)	(0.57)	(0.34)	(0.40)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$15.05	$13.59	$11.53	$13.01	$12.05	$10.80
Total return[f]	10.74%	19.98%	(9.26)%	12.84%	14.82%	(40.08)%
Ratios to average net assets[g]						
Expenses before expense reduction[h]	1.18%	1.24%	1.24%	1.28%	1.26%	1.19%
Expenses net of expense reduction[h]	1.18%	1.24%	1.24%	1.28%	1.25%	1.19%[i]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%[j]	0.01%
Net investment income	2.47%	1.56%	2.22%	2.07%	1.24%[c]	3.15%
Supplemental data						
Net assets, end of period (000's)	$95,234	$86,519	$80,105	$97,487	$99,610	$91,691
Portfolio turnover rate	13.96%	12.65%	23.58%	35.37%	81.29%	41.98%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.09%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

[i]Benefit of expense reduction rounds to less than 0.01%.

[j]Rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Financial Services Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.64	$11.57	$13.05	$12.09	$10.83	$18.70
Income from investment operations[a]:						
Net investment income[b]	0.16	0.16	0.25	0.22	0.11[c]	0.42
Net realized and unrealized gains (losses)	1.28	2.10	(1.49)	1.27	1.46	(7.93)
Total from investment operations	1.44	2.26	(1.24)	1.49	1.57	(7.51)
Less distributions from net investment income	—	(0.19)	(0.24)	(0.53)	(0.31)	(0.36)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$15.08	$13.64	$11.57	$13.05	$12.09	$10.83
Total return[f]	10.56%	19.55%	(9.49)%	12.45%	14.53%	(40.23)%
Ratios to average net assets[g]						
Expenses before expense reduction[h]	1.48%	1.54%	1.54%	1.58%	1.55%	1.49%
Expenses net of expense reduction[h]	1.48%	1.54%	1.54%	1.58%	1.54%	1.49%[i]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%[j]	0.01%
Net investment income	2.17%	1.26%	1.92%	1.77%	0.95%[c]	2.85%
Supplemental data						
Net assets, end of period (000's)	$208,586	$184,681	$173,167	$226,172	$245,251	$260,479
Portfolio turnover rate	13.96%	12.65%	23.58%	35.37%	81.29%	41.98%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.80%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

[i]Benefit of expense reduction rounds to less than 0.01%.

[j]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Financial Services Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.61	$11.55	$13.01	$12.05	$10.80	$18.59
Income from investment operations[a]:						
Net investment income[b]	0.11	0.07	0.16	0.13	0.03[c]	0.31
Net realized and unrealized gains (losses)	1.29	2.08	(1.48)	1.26	1.44	(7.85)
Total from investment operations	1.40	2.15	(1.32)	1.39	1.47	(7.54)
Less distributions from net investment income	—	(0.09)	(0.14)	(0.43)	(0.22)	(0.25)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$15.01	$13.61	$11.55	$13.01	$12.05	$10.80
Total return[f]	10.29%	18.67%	(10.13)%	11.69%	13.64%	(40.63)%
Ratios to average net assets[g]						
Expenses before expense reduction[h]	2.18%	2.24%	2.24%	2.28%	2.26%	2.19%
Expenses net of expense reduction[h]	2.18%	2.24%	2.24%	2.28%	2.25%	2.19%[i]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	—%[j]	0.01%
Net investment income	1.47%	0.56%	1.22%	1.07%	0.24%[c]	2.15%
Supplemental data						
Net assets, end of period (000's)	$75,009	$69,046	$68,324	$89,989	$97,404	$103,509
Portfolio turnover rate	13.96%	12.65%	23.58%	35.37%	81.29%	41.98%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.09) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.09%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

[i]Benefit of expense reduction rounds to less than 0.01%.

[j]Rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual Financial Services Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares/Rights/ Units/Warrants	Value
Common Stocks and Other Equity Interests 87.6%			
Capital Markets 4.0%			
The Blackstone Group LP	United States	132,792	$ 2,796,599
F&C Asset Management PLC	United Kingdom	2,090,659	3,023,780
Morgan Stanley	United States	199,300	4,868,899
Sun Hung Kai & Co. Ltd.	Hong Kong	3,042,704	1,686,915
UBS AG	Switzerland	163,557	2,783,507
			15,159,700
Commercial Banks 23.1%			
[a,b] AB&T Financial Corp.	United States	226,100	171,836
Aozora Bank Ltd.	Japan	2,950,341	9,220,745
[a,c] The Bankshares Inc.	United States	456,903	2,191,860
Barclays PLC	United Kingdom	604,684	2,560,490
BB&T Corp.	United States	61,700	2,090,396
[a,d] Bond Street Holdings LLC, A, 144A	United States	286,469	4,153,801
[a] Capital Bank Financial Corp., A	United States	42,649	809,905
[a,d] Capital Bank Financial Corp., B, 144A, non voting	United States	153,021	2,905,869
[a] CIT Group Inc.	United States	130,640	6,091,743
Columbia Banking System Inc.	United States	178,332	4,246,085
[a,c] Columbia Banking System Inc., wts., C, 10/23/16	United States	8,117	1,233,630
[c] First Southern Bancorp Inc.	United States	110,792	549,728
Guaranty Bancorp	United States	266,761	3,027,737
Hana Financial Group Inc.	South Korea	243,313	7,081,720
HSBC Holdings PLC	United Kingdom	561,180	5,820,243
KB Financial Group Inc.	South Korea	177,578	5,316,148
PNC Financial Services Group Inc.	United States	84,290	6,146,427
Societe Generale	France	48,020	1,650,138
Southern National Bancorp of Virginia Inc.	United States	547,560	5,355,137
State Bank Financial Corp.	United States	200,000	3,006,000
SunTrust Banks Inc.	United States	60,181	1,899,914
Wells Fargo & Co.	United States	196,250	8,099,237
Woori Finance Holdings Co. Ltd.	South Korea	424,550	3,920,695
			87,549,484
Consumer Finance 1.3%			
[a] Comdisco Holding Co. Inc.	United States	103	510
Samsung Card Co. Ltd.	South Korea	141,770	4,827,427
			4,827,937
Diversified Financial Services 9.6%			
Citigroup Inc.	United States	65,609	3,147,264
Deutsche Boerse AG	Germany	18,602	1,224,466
First Pacific Co. Ltd.	Hong Kong	7,515,469	8,042,650
First Pacific Co. Ltd., rts., 7/03/13	Hong Kong	939,433	17,442
[a] ING Groep NV, IDR	Netherlands	802,283	7,310,042
JPMorgan Chase & Co.	United States	89,140	4,705,701
NYSE Euronext	United States	107,601	4,454,681
Oslo Bors VPS Holding ASA	Norway	911,000	7,499,794
			36,402,040

20 | Semiannual Report

Mutual Financial Services Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Rights/ Units/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Industrial Conglomerates 1.1%			
Shanghai Industrial Holdings Ltd.	China	1,281,000	$ 3,972,183
Insurance 46.2%			
ACE Ltd.	United States	144,170	12,900,331
Ageas	Belgium	208,183	7,309,722
[a] Alleghany Corp.	United States	12,747	4,886,052
[a] American International Group Inc.	United States	154,888	6,923,494
Argo Group International Holdings Ltd.	United States	105,712	4,481,132
Aspen Insurance Holdings Ltd.	United States	125,616	4,659,097
Catlin Group Ltd.	United Kingdom	1,109,668	8,421,317
China Pacific Insurance (Group) Co. Ltd., H	China	1,474,387	4,704,914
CNO Financial Group Inc.	United States	925,430	11,993,573
Delta Lloyd NV	Netherlands	318,343	6,379,244
Direct Line Insurance Group PLC	United Kingdom	1,227,824	4,352,761
[a] Enstar Group Ltd.	United States	68,089	9,054,475
[a,c] Imagine Group Holdings Ltd.	Bermuda	68,631	598,222
Korean Reinsurance Co.	South Korea	588,351	5,407,638
Lancashire Holdings Ltd.	United Kingdom	295,606	3,554,994
Maiden Holdings Ltd.	United States	402,850	4,519,977
MetLife Inc.	United States	177,140	8,105,926
[a,c] Olympus Re Holdings Ltd.	United States	7,480	—
PartnerRe Ltd.	Bermuda	116,700	10,568,352
PICC Property and Casualty Co. Ltd., H	China	1,773,358	2,002,929
[b] Protector Forsikring ASA	Norway	4,479,410	10,989,250
RenaissanceRe Holdings Ltd.	United States	42,200	3,662,538
Resolution Ltd.	United Kingdom	1,898,597	8,230,766
RSA Insurance Group PLC	United Kingdom	3,816,571	6,910,177
[a] Storebrand ASA	Norway	1,200,174	5,789,923
Validus Holdings Ltd.	Bermuda	119,914	4,331,294
White Mountains Insurance Group Ltd.	United States	12,068	6,938,376
Zurich Insurance Group AG	Switzerland	28,050	7,273,377
			174,949,851
Real Estate Management & Development 0.6%			
[a] Dolphin Capital Investors Ltd.	Virgin Islands (British)	3,979,650	2,284,800
[a,c] Star Asia Finance Ltd., 144A	Japan	96,850	109,431
			2,394,231
Thrifts & Mortgage Finance 1.7%			
Cape Bancorp Inc.	United States	264,663	2,514,299
[a] TFS Financial Corp.	United States	151,800	1,700,160
Westfield Financial Inc.	United States	319,620	2,237,340
			6,451,799
Total Common Stocks and Other Equity Interests (Cost $304,861,152)			331,707,225
Convertible Preferred Stocks 0.2%			
Commercial Banks 0.2%			
Columbia Banking System Inc., cvt. pfd., B	United States	1,224	339,696
[c] First Southern Bancorp Inc., cvt. pfd., C	United States	190	357,449
Total Convertible Preferred Stocks (Cost $312,400)			697,145

Semiannual Report | 21

Mutual Financial Services Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Rights/Units/Warrants	Value
Preferred Stocks 1.4%			
Diversified Financial Services 1.4%			
[a,c] Hightower Holding LLC, pfd., A	United States	3,000,000	$ 3,299,430
[a,c] Hightower Holding LLC, pfd., A, Series 2	United States	968,000	2,196,537
Total Preferred Stocks (Cost $4,782,324)			5,495,967
		Principal Amount*	
Corporate Notes 1.3%			
[e] Canada Square Operations Ltd., junior sub. note, Series 19, 7.50% to 12/09/13, FRN thereafter, Perpetual	United Kingdom	1,740,000 GBP	2,646,279
[e] Noble Group Ltd., junior sub. note, 8.50% to 11/01/15, FRN thereafter, Perpetual	Hong Kong	2,500,000	2,425,000
Total Corporate Notes (Cost $3,708,866)			5,071,279
		Shares	
Companies in Liquidation 1.7%			
[a,c] AET&D Holdings No. 1 Pty. Ltd.	Australia	490,308	—
[a,c] FIM Coinvestor Holdings I, LLC	United States	4,357,178	—
[a,f] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	14,766,103	6,497,085
Total Companies in Liquidation (Cost $6,626,289)			6,497,085
Total Investments before Short Term Investments (Cost $320,291,031)			349,468,701
		Principal Amount*	
Short Term Investments 4.6%			
U.S. Government and Agency Securities 4.6%			
[g] FHLB, 7/01/13	United States	1,500,000	1,500,000
[g,h] U.S. Treasury Bills, 7/05/13 - 11/29/13	United States	15,600,000	15,599,042
Total U.S. Government and Agency Securities (Cost $17,097,443)			17,099,042
Total Investments (Cost $337,388,474) 96.8%			366,567,743
Other Assets, less Liabilities 3.2%			12,266,723
Net Assets 100.0%			$378,834,466

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 10 regarding holdings of 5% voting securities.
[c]See Note 8 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $7,059,670, representing 1.86% of net assets.
[e]Perpetual security with no stated maturity date.
[f]Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
[g]The security is traded on a discount basis with no stated coupon rate.
[h]Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At June 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $666,917, representing 0.18% of net assets.

22 | Semiannual Report

Mutual Financial Services Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	8	$1,302,300	9/16/13	$ 27,962	$ —
GBP/USD	Short	80	7,602,000	9/16/13	213,433	—
Unrealized appreciation (depreciation)					241,395	—
Net unrealized appreciation (depreciation)					$241,395	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	SCBT	Buy	100,000	$ 131,387	7/17/13	$ —	$ (1,212)
Euro	BBU	Buy	107,921	141,172	7/17/13	—	(686)
Euro	BANT	Buy	53,961	70,641	7/17/13	—	(397)
Euro	FBCO	Buy	53,960	70,623	7/17/13	—	(381)
Euro	BBU	Sell	3,029,734	4,045,740	7/17/13	101,781	—
Euro	DBFX	Sell	1,273,455	1,706,456	7/17/13	48,734	—
Euro	BANT	Sell	128,897	172,851	7/17/13	5,059	—
Euro	SCBT	Sell	48,284	64,544	7/17/13	1,689	—
British Pound	BANT	Sell	146,365	221,127	7/19/13	—	(1,439)
British Pound	HSBC	Sell	44,346	67,055	7/19/13	—	(379)
British Pound	HSBC	Sell	4,407,107	6,712,024	7/19/13	10,462	—
British Pound	BANT	Sell	101,269	154,325	7/19/13	333	—
British Pound	FBCO	Sell	101,270	154,403	7/19/13	410	—
Japanese Yen	SCBT	Sell	955,900,000	9,321,216	7/22/13	—	(316,734)
Japanese Yen	DBFX	Buy	61,956,566	636,034	7/22/13	—	(11,351)
Japanese Yen	DBFX	Buy	76,700,000	751,386	7/22/13	21,949	—
Japanese Yen	FBCO	Buy	8,850,000	87,609	7/22/13	1,622	—
Japanese Yen	FBCO	Sell	26,500,000	278,011	7/22/13	10,823	—
South Korean Won	FBCO	Buy	1,190,955,796	1,058,157	8/12/13	—	(18,066)
South Korean Won	DBFX	Buy	1,097,087,000	961,640	8/12/13	—	(3,527)
South Korean Won	FBCO	Buy	1,289,953,300	1,114,142	8/12/13	12,406	—
South Korean Won	DBFX	Sell	23,391,360,563	21,216,092	8/12/13	787,848	—
South Korean Won	FBCO	Sell	6,040,721,248	5,403,857	8/12/13	128,349	—
South Korean Won	BANT	Sell	2,578,586,335	2,302,838	8/12/13	50,895	—
Swiss Franc	DBFX	Buy	190,548	206,684	8/12/13	—	(4,932)
Swiss Franc	FBCO	Sell	254,528	264,614	8/12/13	—	(4,880)
Swiss Franc	FBCO	Buy	175,757	188,849	8/12/13	—	(2,757)
Swiss Franc	DBFX	Buy	79,400	82,676	8/12/13	1,392	—
Swiss Franc	FBCO	Sell	1,308,592	1,429,287	8/12/13	43,751	—

Semiannual Report | 23

Mutual Financial Services Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	DBFX	Sell	1,232,208	$ 1,345,162	8/12/13	$ 40,501	$ —
British Pound	FBCO	Buy	1,500,000	2,290,275	8/19/13	—	(9,825)
British Pound	DBFX	Sell	500,000	753,969	8/19/13	—	(6,181)
British Pound	FBCO	Sell	1,612,921	2,496,801	8/19/13	44,678	—
British Pound	BANT	Sell	2,341,727	3,629,677	8/19/13	69,550	—
British Pound	SCBT	Sell	3,030,716	4,697,610	8/19/13	90,013	—
Euro	DBFX	Sell	743,673	956,699	8/30/13	—	(11,576)
Euro	BANT	Sell	438,892	574,266	8/30/13	2,821	—
Euro	BBU	Sell	415,582	543,586	8/30/13	2,491	—
Euro	HSBC	Sell	46,620	60,944	8/30/13	244	—
Euro	FBCO	Sell	632,702	831,332	8/30/13	7,543	—
Euro	SCBT	Sell	125,678	163,917	8/30/13	282	—
Euro	DBFX	Sell	242,663	318,145	8/30/13	2,194	—
Euro	HAND	Sell	42,915	56,018	8/30/13	142	—
Euro	SSBT	Sell	500,000	655,840	8/30/13	4,832	—
Euro	DBFX	Sell	377,000	490,866	10/16/13	—	(111)
Euro	BANT	Sell	1,497,820	1,962,646	10/16/13	11,996	—
Euro	BBU	Sell	1,504,563	1,970,150	10/16/13	10,718	—
Euro	FBCO	Sell	563,377	740,507	10/16/13	6,806	—
British Pound	BANT	Sell	4,509,503	6,863,464	10/21/13	10,284	—
Euro	FBCO	Sell	2,858,705	3,690,790	11/18/13	—	(35,884)
Euro	DBFX	Sell	203,648	262,919	11/18/13	—	(2,346)
Euro	BANT	Sell	158,743	206,623	11/18/13	—	(858)
Euro	SCBT	Sell	60,877	78,713	11/18/13	—	(583)
Euro	BANT	Sell	91,364	120,506	11/18/13	1,498	—
Euro	HSBC	Sell	63,125	83,005	11/18/13	780	—
Euro	SCBT	Sell	627,473	837,531	11/18/13	20,208	—
Euro	FBCO	Sell	137,746	180,145	11/18/13	723	—
Euro	DBFX	Sell	163,547	216,766	11/18/13	3,735	—
British Pound	DBFX	Buy	810,968	1,258,771	11/21/13	—	(26,547)
British Pound	FBCO	Sell	2,991,094	4,537,490	11/21/13	—	(7,326)
British Pound	DBFX	Sell	2,389,698	3,627,562	11/21/13	—	(3,463)
British Pound	BANT	Sell	2,617,206	3,974,227	11/21/13	—	(2,484)
British Pound	FBCO	Buy	92,399	142,649	11/21/13	—	(2,254)
British Pound	SSBT	Buy	81,833	126,202	11/21/13	—	(1,861)
British Pound	HSBC	Buy	92,493	142,039	11/21/13	—	(1,500)
Norwegian Krone	DBFX	Buy	5,400,000	912,655	11/21/13	—	(28,131)
Norwegian Krone	BBU	Buy	589,565	99,680	11/21/13	—	(3,110)
Norwegian Krone	FBCO	Sell	150,959,987	25,613,976	11/21/13	886,598	—
Unrealized appreciation (depreciation)						2,446,140	(510,781)
Net unrealized appreciation (depreciation)						$1,935,359	

See Abbreviations on page 44.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Financial Services Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class Z, Class A, Class C and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security

Semiannual Report | 29

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day

30 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives

Semiannual Report | 31

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had OTC derivatives in a net liability position of $206,337 and the aggregate value of collateral pledged for such contracts was $505,923. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2013, the Fund received $1,254,201 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

32 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counter-party to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 9 regarding other derivative information.

d. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined

Semiannual Report | 33

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes (continued)

that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

34 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

i. Guarantees and Indemnifications

2. Shares of Beneficial Interest

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class Z Shares:				
Shares sold	430,140	$ 6,225,656	1,024,689	$ 13,275,422
Shares issued in reinvestment of distributions	—	—	96,383	1,304,659
Shares redeemed	(470,228)	(6,906,695)	(1,703,585)	(21,848,480)
Net increase (decrease)	(40,088)	$ (681,039)	(582,513)	$ (7,268,399)
Class A Shares:				
Shares sold	1,672,920	$ 24,608,000	2,053,865	$ 26,219,145
Shares issued in reinvestment of distributions	—	—	183,716	2,490,728
Shares redeemed	(1,386,821)	(20,496,507)	(3,664,473)	(46,484,338)
Net increase (decrease)	286,099	$ 4,111,493	(1,426,892)	$(17,774,465)
Class B Shares[a]:				
Shares sold	54	$ 759	2,961	$ 36,601
Shares issued in reinvestment of distributions	—	—	166	2,141
Shares redeemed	(25,977)	(374,842)	(134,684)	(1,672,110)
Net increase (decrease)	(25,923)	$ (374,083)	(131,557)	$ (1,633,368)
Class C Shares:				
Shares sold	442,551	$ 6,508,368	393,032	$ 4,966,381
Shares issued in reinvestment of distributions	—	—	34,214	457,649
Shares redeemed	(515,604)	(7,547,256)	(1,271,876)	(16,097,822)
Net increase (decrease)	(73,053)	$ (1,038,888)	(844,630)	$(10,673,792)
Class R6 Shares[b]:				
Shares sold	336	$ 5,000		

[b]For the period May 1, 2013 (effective date) to June 30, 2013.

Semiannual Report | 35

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $1 billion
0.770%	Over $1 billion, up to and including $2 billion
0.750%	Over $2 billion, up to and including $5 billion
0.730%	In excess of $5 billion

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

36 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$42,148
CDSC retained	$ 2,800

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $392,195, of which $223,084 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

Semiannual Report | 37

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$ 26,002
[b]Increase in projected benefit obligation	$ 2,320
Benefit payments made to retired trustees	$ 233

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:	
2016	$105,848,544
2017	73,527,713
2018	31,091,133
Capital loss carryforwards not subject to expiration:	
Short term	5,468,895
Long term	9,057,430
Total capital loss carryforwards	$224,993,715

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$337,671,913
Unrealized appreciation	$ 84,109,023
Unrealized depreciation	(55,213,193)
Net unrealized appreciation (depreciation)	$ 28,895,830

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

38 | Semiannual Report

Semiannual Report | 39

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

9. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of - net unrealized appreciation (depreciation)	$2,687,535[a]	Unrealized depreciation on forward exchange contracts	$510,781

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$3,155,940	$4,619,518

For the period ended June 30, 2013, the average month end market value of derivatives represented 0.93% of average month end net assets. The average month end number of open derivative contracts for the period was 101.

See Note 1(c) regarding derivative financial instruments.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
AB&T Financial Corp.	226,100	—	—	226,100	$ 171,836	$ —	$—
Protector Forsikring ASA	4,479,410	—	—	4,479,410	10,989,250	686,027	—
Total Affiliated Securities (Value is 2.95% of Net Assets)					$11,161,086	$686,027	$—

40 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) (continued)

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 41

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

12. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Commercial Banks	$ 79,248,629	$ 4,665,333	$ 4,332,667	$ 88,246,629
Diversified Financial Services	36,402,040	—	5,495,967	41,898,007
Insurance	174,351,629	—	598,222[b]	174,949,851
Real Estate Management & Development	2,284,800	—	109,431	2,394,231
All Other Equity Investments[c]	30,411,619	—	—	30,411,619
Corporate Notes	—	5,071,279	—	5,071,279
Companies in Liquidation	—	6,497,085	—[b]	6,497,085
Short Term Investments	15,599,042	1,500,000	—	17,099,042
Total Investments in Securities	$338,297,759	$17,733,697	$10,536,287	$366,567,743
Futures Contracts	$ 241,395	$ —	$ —	$ 241,395
Forward Exchange Contracts	—	2,446,140	—	2,446,140
Liabilities:				
Forward Exchange Contracts	—	510,781	—	510,781

[a]Includes common, convertible preferred and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at June 30, 2013.
[c]For detailed categories, see the accompanying Statement of Investments.

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:									
Investments in Securities:									
Equity Investments:[b]									
Commercial Banks	$10,856,078	$—	$—	$(7,110,235)	$—	$—	$ 586,824	$ 4,332,667	$ 670,429
Diversified Financial Services	5,154,639	—	—	—	—	—	341,328	5,495,967	341,328
Insurance	792,077[c]	—	—	—	—	—	(193,855)	598,222[c]	(193,855)
Real Estate Management & Development	159,657	—	—	—	—	—	(50,226)	109,431	(50,226)
Total	$16,962,451	$—	$—	$(7,110,235)	$—	$—	$ 684,071	$10,536,287	$ 767,676

[a]The investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input and/or the availability of a broker quote.
[b]Includes common, convertible preferred and preferred stocks as well as other equity investments.
[c]Includes securities determined to have no value.

42 | Semiannual Report

Mutual Financial Services Fund

Notes to Financial Statements (unaudited) *(continued)*

12. Fair Value Measurements *(continued)*

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range	Impact to Fair Value if Input Increases[a]
Assets:					
Investments in Securities:					
Equity Investments:[b]					
Commercial Banks	$ 4,332,667	Market comparables	Discount for lack of marketability	10%	Decrease[c]
			Price / tangible book multiple	1.0x - 1.4x	Increase[d]
		Option pricing model	Stock price volatility	22.7%	Increase
Diversified Financial Services	5,495,967	Discounted cash flow model	Cost of equity	17.4%	Decrease[c]
			Long-term revenue growth rate	6.2% - 40.2%	Increase[d]
			Adjusted EBITDA margin	6% - 21%	Increase[d]
Insurance	598,222	Market comparables	Discount for lack of marketability	5%	Decrease[c]
			Price / book multiple	1.0x	Increase[c]
All Other Investments[e]	109,431				
Total	$10,536,287				

[a]Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

[b]Includes common, convertible preferred and preferred stocks.

[c]Represents a significant impact to fair value but not net assets.

[d]Represents a significant impact to fair value and net assets.

[e]Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

See Abbreviations on page 44.

13. New Accounting Pronouncements

Semiannual Report | 43

44 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

Semiannual Report | 45

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager

46 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 47

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global financial services funds. The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods in the middle performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was in the second-lowest performing quintile. The Board discussed with the investment manager the reasons for the relative underperformance for the one- and 10-year periods ended December 31, 2012. While noting such discussions and intending to continuously monitor future performance, the Board did not believe that such performance warranted any change in portfolio management, noting that the Fund’s one-year total return exceeded 19.5%, and its 10-year total return was within 35 basis points of the Lipper performance universe median.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

48 | Semiannual Report

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the most expensive quintile of such group. The Board noted that the Fund’s contractual management fee rate was within 7.6 basis points of its Lipper expense group median and that the Fund’s total expenses were within 11.8 basis points of its Lipper expense group median. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

Semiannual Report | 49

Mutual Financial Services Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL FINANCIAL SERVICES FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

479 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

GLOBAL

Mutual Global Discovery Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Global Discovery Fund

Your Fund's Goal and Main Investments: Mutual Global Discovery Fund seeks capital appreciation by investing primarily in equity securities of companies of any nation the Fund's managers believe are at prices below their intrinsic value. The Fund may invest up to 100% of its assets in foreign securities.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Mutual Global Discovery Fund covers the period ended June 30, 2013.

Performance Overview

Mutual Global Discovery Fund – Class Z delivered a +10.40% cumulative total return for the six months ended June 30, 2013. For comparison, the MSCI World Index, which tracks stock performance in global developed markets, generated a total return of +8.79% and the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a +13.82% total return.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

Global developed market stocks, as measured by the MSCI World Index, advanced during the first six months of 2013 as many central banks continued supportive monetary policies. The economic focus and highly correlated market movements characteristic of previous periods appeared to be supplanted by a more fundamentals-based market environment. Regional performance was also more consistent with local economic trends, although periodic volatility highlighted the recovery's fragility. Continued U.S. gross domestic product (GDP) growth accompanied improvements in housing, labor and retail sales. Eurozone first-quarter GDP growth missed expectations, although the number of unemployed declined and manufacturing indicator levels increased in the first half of 2013. Japan demonstrated economic progress amid major reflationary initiatives as business confidence, industrial production and retail sales improved and

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 22.

Semiannual Report | 5

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Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.S.
54.8%
U.K.
14.8%
France
6.4%
Hong Kong
3.1%
Switzerland
2.7%
Netherlands
2.1%
Israel
2.1%
Germany
2.0%
Denmark
1.1%
Other
3.9%
Short-Term Investments & Other Net Assets
7.0%

inflation stabilized. However, investor confidence in the country's radical policy maneuvers wavered. China's growth rate and manufacturing levels were weaker than expected, and the International Monetary Fund downgraded the country's growth outlook.

Despite generally accommodative global monetary policies, central banks changed their strategies during the period to reflect the increasingly varied needs of different economies. The U.S. Federal Reserve Board vowed to keep interest rates low until the unemployment rate reached 6.5% but ignited considerable market volatility and a Treasury sell-off by suggesting it may taper monthly bond purchases should economic conditions warrant. The European Central Bank cut benchmark interest rates and pledged to maintain systemic support after successfully containing a run on a Cyprus bank. Elsewhere in developed markets, the Bank of Japan's new governor set an explicit inflation target and pledged to double bond purchases in what many believe was unprecedented policy reform.

Emerging market central banks were more aggressive, with Brazil's central bank hiking interest rates amid rising inflation and China's central bank taking measures to curb real estate and credit speculation. Chinese liquidity tightening weighed on credit markets at period-end, and a jump in the interbank lending rate underscored concerns about the country's shadow banking system. Volatility surfaced in emerging markets as political protests intensified, and asset prices fell as investors responded to rising bond rates by unwinding highly leveraged emerging market carry trades.[2] Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing

2. In a carry trade, an investor seeks to profit from an interest rate differential by borrowing low-yielding currencies and lending high-yielding currencies. The use of borrowed capital to facilitate the trade creates leverage for the borrower.

6 | Semiannual Report

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8 | Semiannual Report

Semiannual Report | 9

Thank you for your continued participation in Mutual Global Discovery Fund. We look forward to continuing to serve your investment needs.

Peter A. Langerman
Co-Portfolio Manager

Philippe Brugere-Trelat
Co-Portfolio Manager

Timothy Rankin, CFA
Assistant Portfolio Manager

Mutual Global Discovery Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Peter Langerman has been portfolio manager for Mutual Global Discovery Fund since 2009. He has been portfolio manager for Mutual Shares Fund since 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual Advisers and member of the management team of the Funds, including Mutual Shares Fund. From 2002 to 2005, he served as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation, the Fund’s former manager.

Philippe Brugere-Trelat has been portfolio manager for Mutual Global Discovery Fund since 2009. He has been lead portfolio manager for Mutual European Fund since 2005 and co-portfolio manager for Mutual International Fund since 2009. He has been a member of the management team of the Mutual Series Funds since 2004, when he rejoined Franklin Templeton Investments. Previously, he was president and portfolio manager of Eurovest. Between 1984 and 1994, Mr. Brugere-Trelat was employed at Heine Securities Corporation, the Fund’s former manager.

Timothy Rankin rejoined the Mutual Series investment group and assumed assistant portfolio manager responsibilities for Mutual Global Discovery Fund in 2010. Mr. Rankin had previously worked at Mutual Series from 1997 through 2004. Most recently, he was managing director of Blue Harbour Group, LLC, a private investment firm focused on small- and mid-cap North American companies. Prior to his original employment with Mutual Series, Mr. Rankin was an equity analyst at Glickenhaus & Co.

Semiannual Report | 11

12 | Semiannual Report

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges ***Class Z/R/R6:*** *no sales charges;* ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only.*

Class Z	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+10.40%	+19.67%	+34.46%	+172.26%
Average Annual Total Return[2]	+10.40%	+19.67%	+6.10%	+10.53%
Value of $10,000 Investment[3]	$11,040	$11,967	$13,446	$27,226
Total Annual Operating Expenses[4]	1.02%			
Class A	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+10.26%	+19.29%	+32.48%	+163.98%
Average Annual Total Return[2]	+3.93%	+12.45%	+4.54%	+9.54%
Value of $10,000 Investment[3]	$10,393	$11,245	$12,487	$24,881
Total Annual Operating Expenses[4]	1.32%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+9.91%	+18.46%	+27.91%	+146.44%
Average Annual Total Return[2]	+8.91%	+17.46%	+5.05%	+9.44%
Value of $10,000 Investment[3]	$10,891	$11,746	$12,791	$24,644
Total Annual Operating Expenses[4]	2.02%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+10.15%	+19.08%	+31.11%	+159.07%
Average Annual Total Return[2]	+10.15%	+19.08%	+5.57%	+9.99%
Value of $10,000 Investment[3]	$11,015	$11,908	$13,111	$25,907
Total Annual Operating Expenses[4]	1.52%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[1]				+0.80%
Aggregate Annual Total Return[5]				+0.80%
Value of $10,000 Investment[3]				$10,080
Total Annual Operating Expenses[4]	0.86%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

Semiannual Report | 13

14 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 15

16 | Semiannual Report

Mutual Global Discovery Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$28.65	$27.47	$29.54	$27.03	$22.54	$32.45
Income from investment operations[a]:						
Net investment income[b]	0.30	0.56	0.61	0.53[c]	0.18[d]	0.51
Net realized and unrealized gains (losses)	2.68	3.21	(1.46)	2.55	4.62	(9.11)
Total from investment operations	2.98	3.77	(0.85)	3.08	4.80	(8.60)
Less distributions from:						
Net investment income	—	(0.57)	(0.55)	(0.57)	(0.30)	(0.44)
Net realized gains	—	(2.02)	(0.67)	—	(0.01)	(0.87)
Total distributions	—	(2.59)	(1.22)	(0.57)	(0.31)	(1.31)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$31.63	$28.65	$27.47	$29.54	$27.03	$22.54
Total return[g]	10.40%	13.64%	(2.68)%	11.37%	21.31%	(26.55)%
Ratios to average net assets[h]						
Expenses[i]	1.00%	1.02%	1.01%	1.04%	1.12%[j]	1.02%[j]
Expenses incurred in connection with securities sold short	—%	—%[k]	—%[k]	0.02%	0.09%	—%[k]
Net investment income	1.94%	1.89%	2.11%	1.89%[c]	0.75%[d]	1.81%
Supplemental data						
Net assets, end of period (000's)	$8,408,438	$7,417,041	$7,159,033	$7,210,122	$5,897,681	$3,490,622
Portfolio turnover rate	13.58%	24.65%	33.60%	37.76%	37.26%	25.23%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Net investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.71%.
[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.95%.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
[j]Benefit of expense reduction rounds to less than 0.01%.
[k]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Global Discovery Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$28.27	$27.14	$29.19	$26.72	$22.30	$32.09
Income from investment operations[a]:						
Net investment income[b]	0.25	0.46	0.52	0.44[c]	0.11[d]	0.43
Net realized and unrealized gains (losses)	2.65	3.17	(1.44)	2.52	4.55	(8.99)
Total from investment operations	2.90	3.63	(0.92)	2.96	4.66	(8.56)
Less distributions from:						
Net investment income	—	(0.48)	(0.46)	(0.49)	(0.23)	(0.36)
Net realized gains	—	(2.02)	(0.67)	—	(0.01)	(0.87)
Total distributions	—	(2.50)	(1.13)	(0.49)	(0.24)	(1.23)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$31.17	$28.27	$27.14	$29.19	$26.72	$22.30
Total return[g]	10.26%	13.34%	(2.99)%	11.08%	20.89%	(26.73)%
Ratios to average net assets[h]						
Expenses[i]	1.30%	1.32%	1.31%	1.34%	1.42%[j]	1.30%[j]
Expenses incurred in connection with securities sold short	—%	—%[k]	—%[k]	0.02%	0.09%	—%[k]
Net investment income	1.64%	1.59%	1.81%	1.59%[c]	0.45%[d]	1.53%
Supplemental data						
Net assets, end of period (000's)	$9,054,871	$7,977,279	$7,617,500	$8,122,714	$7,259,737	$5,900,616
Portfolio turnover rate	13.58%	24.65%	33.60%	37.76%	37.26%	25.23%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.41%.

[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.65%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

Mutual Global Discovery Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$28.05	$26.95	$28.97	$26.53	$22.16	$31.84
Income from investment operations[a]:						
Net investment income (loss)[b]	0.14	0.25	0.32	0.24[c]	(0.06)[d]	0.23
Net realized and unrealized gains (losses)	2.64	3.14	(1.42)	2.49	4.51	(8.89)
Total from investment operations	2.78	3.39	(1.10)	2.73	4.45	(8.66)
Less distributions from:						
Net investment income	—	(0.27)	(0.25)	(0.29)	(0.07)	(0.15)
Net realized gains	—	(2.02)	(0.67)	—	(0.01)	(0.87)
Total distributions	—	(2.29)	(0.92)	(0.29)	(0.08)	(1.02)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$30.83	$28.05	$26.95	$28.97	$26.53	$22.16
Total return[g]	9.91%	12.53%	(3.64)%	10.26%	20.07%	(27.27)%
Ratios to average net assets[h]						
Expenses[i]	2.00%	2.02%	2.01%	2.04%	2.12%[j]	2.01%[j]
Expenses incurred in connection with securities sold short	—%	—%[k]	—%[k]	0.02%	0.09%	—%[k]
Net investment income (loss)	0.94%	0.89%	1.11%	0.89%[c]	(0.25)%[d]	0.82%
Supplemental data						
Net assets, end of period (000's)	$2,462,639	$2,222,484	$2,268,995	$2,587,189	$2,460,205	$1,978,793
Portfolio turnover rate	13.58%	24.65%	33.60%	37.76%	37.26%	25.23%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.71%.

[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been (0.05)%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual Global Discovery Fund

Financial Highlights *(continued)*

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$27.98	$26.89	$28.93	$26.50	$22.12	$31.85
Income from investment operations[a]:						
Net investment income[b]	0.21	0.39	0.46	0.38[c]	0.06[d]	0.36
Net realized and unrealized gains (losses)	2.63	3.14	(1.42)	2.49	4.52	(8.92)
Total from investment operations	2.84	3.53	(0.96)	2.87	4.58	(8.56)
Less distributions from:						
Net investment income	—	(0.42)	(0.41)	(0.44)	(0.19)	(0.30)
Net realized gains	—	(2.02)	(0.67)	—	(0.01)	(0.87)
Total distributions	—	(2.44)	(1.08)	(0.44)	(0.20)	(1.17)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$30.82	$27.98	$26.89	$28.93	$26.50	$22.12
Total return[g]	10.15%	13.09%	(3.17)%	10.84%	20.72%	(26.92)%
Ratios to average net assets[h]						
Expenses[i]	1.50%	1.52%	1.51%	1.54%	1.62%[j]	1.52%[j]
Expenses incurred in connection with securities sold short	—%	—%[k]	—%[k]	0.02%	0.09%	—%[k]
Net investment income	1.44%	1.39%	1.61%	1.39%[c]	0.25%[d]	1.31%
Supplemental data						
Net assets, end of period (000's)	$488,274	$458,142	$434,893	$422,042	$335,702	$206,858
Portfolio turnover rate	13.58%	24.65%	33.60%	37.76%	37.26%	25.23%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.05 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.21%.

[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.45%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 87.2%			
Aerospace & Defense 1.3%			
Raytheon Co.	United States	1,505,061	$ 99,514,633
Safran SA	France	3,248,169	169,647,660
			269,162,293
Auto Components 0.1%			
[a,b] International Automotive Components Group Brazil LLC	Brazil	3,819,425	838,555
[a,b,c,d] International Automotive Components Group North America, LLC	United States	35,491,081	15,930,171
			16,768,726
Automobiles 0.6%			
[a] General Motors Co.	United States	3,781,830	125,972,757
Beverages 1.7%			
Coca-Cola Enterprises Inc.	United Kingdom	4,983,592	175,223,095
Dr. Pepper Snapple Group Inc.	United States	2,121,923	97,459,923
Pernod Ricard SA	France	643,618	71,369,230
			344,052,248
Capital Markets 1.6%			
Morgan Stanley	United States	7,483,920	182,832,166
UBS AG	Switzerland	8,005,099	136,235,373
			319,067,539
Chemicals 0.0%			
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Commercial Banks 7.5%			
Barclays PLC	United Kingdom	19,032,051	80,589,828
BNP Paribas SA	France	3,078,332	168,190,078
[a] Capital Bank Financial Corp., A	United States	866,477	16,454,398
[a,g] Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	56,598,632
[a] CIT Group Inc.	United States	2,388,674	111,383,869
HSBC Holdings PLC	United Kingdom	22,629,178	234,697,099
KB Financial Group Inc.	South Korea	5,111,638	153,026,978
PNC Financial Services Group Inc.	United States	3,118,000	227,364,560
Societe Generale	France	2,629,310	90,352,449
SunTrust Banks Inc.	United States	2,597,346	81,998,213
Wells Fargo & Co.	United States	7,620,708	314,506,619
			1,535,162,723
Communications Equipment 0.9%			
Cisco Systems Inc.	United States	7,847,650	190,776,372
Computers & Peripherals 3.5%			
Apple Inc.	United States	911,570	361,054,645
Dell Inc.	United States	12,266,459	163,757,228
Hewlett-Packard Co.	United States	7,397,210	183,450,808
			708,262,681

22 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Construction & Engineering 0.8%			
Vinci SA	France	3,281,974	$ 164,706,240
Consumer Finance 0.0%[†]			
[a]Comdisco Holding Co. Inc.	United States	929	4,599
Diversified Financial Services 4.1%			
Citigroup Inc.	United States	5,809,671	278,689,918
[a]ING Groep NV, IDR	Netherlands	29,029,616	264,504,789
JPMorgan Chase & Co.	United States	2,751,690	145,261,715
NYSE Euronext	United States	3,470,598	143,682,757
			832,139,179
Diversified Telecommunication Services 0.7%			
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
[a,e,f]Marconi Corp., Contingent Distribution	United Kingdom	33,909,700	—
Vivendi SA	France	8,058,477	152,619,552
			152,619,552
Electric Utilities 0.8%			
Exelon Corp.	United States	5,081,970	156,931,234
Electrical Equipment 0.6%			
Alstom SA	France	3,647,335	119,448,445
Energy Equipment & Services 2.0%			
Baker Hughes Inc.	United States	3,760,487	173,471,265
Ensco PLC, A	United States	1,364,410	79,299,509
Transocean Ltd.	United States	3,123,804	149,786,402
			402,557,176
Food & Staples Retailing 4.7%			
CVS Caremark Corp.	United States	6,264,778	358,220,006
Koninklijke Ahold NV	Netherlands	11,414,989	169,904,889
Metro AG	Germany	7,814,516	247,377,311
Walgreen Co.	United States	4,220,050	186,526,210
			962,028,416
Health Care Equipment & Supplies 2.1%			
Medtronic Inc.	United States	6,763,400	348,112,198
Stryker Corp.	United States	1,155,371	74,729,396
			422,841,594
Health Care Providers & Services 2.3%			
Cigna Corp.	United States	4,470,307	324,052,555
UnitedHealth Group Inc.	United States	227,665	14,907,504
WellPoint Inc.	United States	1,501,160	122,854,934
			461,814,993
Hotels, Restaurants & Leisure 0.9%			
Accor SA	France	5,478,324	192,782,806
Independent Power Producers & Energy Traders 1.0%			
NRG Energy Inc.	United States	7,323,147	195,528,025

Semiannual Report | 23

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Industrial Conglomerates 3.0%			
Jardine Matheson Holdings Ltd.	Hong Kong	4,224,266	$ 255,568,093
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	354,803,642
			610,371,735
Insurance 8.5%			
ACE Ltd.	United States	4,552,150	407,326,382
[a]Alleghany Corp.	United States	81,228	31,135,505
[a]American International Group Inc.	United States	8,245,065	368,554,405
China Pacific Insurance (Group) Co. Ltd., H	China	30,535,609	97,442,135
E-L Financial Corp. Ltd.	Canada	177,619	107,279,274
[a,b,d]Imagine Group Holdings Ltd.	Bermuda	566,317	4,936,302
MetLife Inc.	United States	4,082,420	186,811,539
[a,b]Olympus Re Holdings Ltd.	United States	47,160	—
PartnerRe Ltd.	Bermuda	1,813,630	164,242,333
PICC Property and Casualty Co. Ltd., H	China	16,319,233	18,431,847
RSA Insurance Group PLC	United Kingdom	16,916,055	30,627,736
White Mountains Insurance Group Ltd.	United States	172,815	99,358,256
Zurich Insurance Group AG	Switzerland	813,000	210,811,240
			1,726,956,954
Internet Software & Services 0.5%			
[a]Google Inc., A	United States	114,173	100,514,484
Machinery 1.5%			
Caterpillar Inc.	United States	1,333,279	109,982,185
Fiat Industrial SpA	Italy	8,188,091	91,286,012
Schindler Holding AG, PC, non-voting	Switzerland	91,130	12,692,711
Schindler Holding AG, RS	Switzerland	57,411	7,777,539
Stanley Black & Decker Inc.	United States	1,116,076	86,272,675
			308,011,122
Marine 1.0%			
A.P. Moller-Maersk AS, B	Denmark	30,011	214,946,020
Media 4.4%			
British Sky Broadcasting Group PLC	United Kingdom	12,114,430	146,012,039
Comcast Corp., Special A	United States	1,094,160	43,405,327
Daekyo Co. Ltd.	South Korea	2,077,440	13,165,849
Eutelsat Communications	France	1,605,888	45,589,531
Reed Elsevier PLC	United Kingdom	21,794,590	247,685,759
Time Warner Cable Inc.	United States	1,411,309	158,744,036
[a]Tribune Co., A	United States	989,868	56,323,489
[a]Tribune Co., B	United States	606,923	34,442,880
Twenty-First Century Fox Inc., B	United States	4,401,800	144,467,076
			889,835,986
Metals & Mining 2.1%			
Anglo American PLC	United Kingdom	8,179,884	157,557,379
Freeport-McMoRan Copper & Gold Inc., B	United States	3,621,030	99,976,638
[a]ThyssenKrupp AG	Germany	8,350,774	164,079,399
			421,613,416

24 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Multi-Utilities 0.7%			
GDF Suez	France	7,055,931	$ 138,178,580
Multiline Retail 0.6%			
Kohl's Corp.	United States	2,501,430	126,347,229
Office Electronics 0.9%			
Xerox Corp.	United States	19,612,707	177,887,252
Oil, Gas & Consumable Fuels 8.0%			
Apache Corp.	United States	3,653,751	306,293,946
BG Group PLC	United Kingdom	10,853,884	184,673,522
BP PLC	United Kingdom	31,838,677	220,501,022
CONSOL Energy Inc.	United States	5,719,750	155,005,225
Marathon Oil Corp.	United States	5,814,486	201,064,926
Murphy Oil Corp.	United States	1,168,040	71,121,956
Petroleo Brasileiro SA, ADR	Brazil	9,729,240	130,566,401
Royal Dutch Shell PLC, A	United Kingdom	10,353,688	330,789,960
[a]WPX Energy Inc.	United States	1,329,727	25,185,029
			1,625,201,987
Paper & Forest Products 0.2%			
[a,b,d]NewPage Holdings Inc.	United States	583,268	51,035,950
Personal Products 0.7%			
Avon Products Inc.	United States	7,066,850	148,615,856
Pharmaceuticals 5.5%			
Eli Lilly & Co.	United States	1,800,450	88,438,104
[a]Hospira Inc.	United States	2,150,184	82,373,549
Merck & Co. Inc.	United States	9,354,960	434,537,892
Novartis AG, ADR	Switzerland	2,692,791	190,407,252
Pfizer Inc.	United States	4,397,537	123,175,011
Teva Pharmaceutical Industries Ltd., ADR	Israel	4,992,010	195,686,792
Zoetis Inc.	United States	597,824	18,466,783
			1,133,085,383
Real Estate Management & Development 0.2%			
[f]Canary Wharf Group PLC	United Kingdom	5,400,183	23,042,025
Great Eagle Holdings Ltd.	Hong Kong	4,010,113	15,304,294
Swire Pacific Ltd., B	Hong Kong	3,193,835	7,544,022
			45,890,341
Software 3.8%			
[a]Check Point Software Technologies Ltd.	Israel	4,768,670	236,907,526
Microsoft Corp.	United States	11,367,680	392,525,990
Symantec Corp.	United States	6,923,850	155,578,909
			785,012,425
Specialty Retail 0.8%			
Kingfisher PLC	United Kingdom	32,521,663	169,674,500
Tobacco 5.7%			
Altria Group Inc.	United States	4,246,046	148,569,149
British American Tobacco PLC	United Kingdom	6,977,821	357,552,213

Semiannual Report | 25

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Tobacco (continued)			
Imperial Tobacco Group PLC	United Kingdom	7,628,819	$ 264,590,226
Lorillard Inc.	United States	5,914,641	258,351,519
Philip Morris International Inc.	United States	1,484,505	128,587,823
			1,157,650,930
Wireless Telecommunication Services 1.9%			
Vodafone Group PLC	United Kingdom	133,141,090	380,474,275
Total Common Stocks and Other Equity Interests (Cost $14,530,934,644)			17,783,932,023
Preferred Stocks (Cost $7,620,000) 0.0%[†]			
Diversified Financial Services 0.0%[†]			
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	6,916,369
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 3.8%			
Avaya Inc.,			
[g]senior note, 144A, 10.50%, 3/01/21	United States	74,335,000	56,680,437
[g]senior secured note, 144A, 7.00%, 4/01/19	United States	46,964,000	42,619,830
[h,i,j]Tranche B-3 Term Loan, 4.70%, 10/26/17	United States	58,665,574	51,512,364
[h,i,j]Tranche B-5 Term Loan, 6.95%, 3/31/18	United States	19,935,038	18,726,477
[h,i,j]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien 1/28/18,			
B5, 4.50%	United States	5,605,000	4,841,319
B6, 5.443%	United States	35,480,000	31,430,845
[h,j]Cengage Learning Acquisitions Inc., FRN, 2.70%, 7/03/14	United States	76,436,203	57,327,152
Clear Channel Communications Inc.,			
[g]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	95,618,000	93,227,550
[h,j]Tranche B Term Loan, 3.845%, 1/29/16	United States	35,670,000	32,709,390
[h,j]Tranche C Term Loan, 3.845%, 1/29/16	United States	4,328,703	3,917,476
[h,j]Tranche D Term Loan, 6.945%, 1/30/19	United States	117,978,997	107,840,236
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., second lien, 11.00%, 10/01/21	United States	12,481,000	13,448,277
[h]Hilton Worldwide Inc., FRN, 11/12/15,			
Mezzanine F Loan, 4.443%	United States	16,545,181	16,297,003
Mezzanine G Loan, 4.693%	United States	29,780,962	29,334,247
[h,j]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.693%, 10/10/17	United States	142,325,613	100,054,906
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	85,292,000	8,529,200
[g]senior secured note, 144A, 11.50%, 10/01/20	United States	118,132,000	88,894,330
[g]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,			
senior secured note	Italy	3,970,000	4,148,650
third lien	Italy	9,316,000 EUR	12,671,849
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $817,929,343)			774,211,538

26 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Notes in Reorganization 0.7%			
[g,k]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	127,997,000	$ 149,436,498
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
Total Corporate Notes in Reorganization (Cost $132,482,020)			149,436,498
		Shares	
Companies in Liquidation 1.2%			
[a]Adelphia Recovery Trust	United States	45,477,593	63,669
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle	United States	5,538,790	67,573
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	14,532,996	—
[a,e,f]Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	258,439,949
[a,e,f]NewPage Corp. Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,e,f]Tribune Litigation Trust, Contingent Distribution	United States	1,285,023	—
Total Companies in Liquidation (Cost $264,824,881)			258,571,191
		Principal Amount*	
Asset-Backed Securities 0.1%			
Airlines 0.1%			
American Airlines Inc., first lien, 13.00%, 8/01/16	United States	1,644,456	1,751,346
American Airlines Pass Through Trust,			
2009-1A, 10.375%, 7/02/19	United States	2,727,734	2,906,741
2011-2A, 8.625%, 4/15/23	United States	11,554,096	12,319,555
Total Asset-Backed Securities (Cost $16,684,502)			16,977,642
Total Investments before Short Term Investments (Cost $15,770,475,390)			18,990,045,261
Short Term Investments (Cost $1,456,301,116) 7.2%			
U.S. Government and Agency Securities 7.2%			
[m,n]U.S. Treasury Bills, 7/05/13 - 11/29/13	United States	1,456,600,000	1,456,457,683
Total Investments (Cost $17,226,776,506) 100.2%			20,446,502,944
Other Assets, less Liabilities (0.2)%			(32,277,412)
Net Assets 100.0%			$20,414,225,532

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 10 regarding restricted securities.

[c]At June 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e]See Note 12 regarding holdings of 5% voting securities.

Semiannual Report | 27

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[f]Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2013, the aggregate value of these securities was $23,042,025, representing 0.11% of net assets.

[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $504,277,776, representing 2.47% of net assets.

[h]The coupon rate shown represents the rate at period end.

[i]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[j]See Note 1(h) regarding senior floating rate interests.

[k]See Note 8 regarding credit risk and defaulted securities.

[l]Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.

[m]The security is traded on a discount basis with no stated coupon rate.

[n]Security or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2013, the value of this security and/or cash pledged as collateral was $13,937,729, representing 0.07% of net assets.

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	4,421	$719,683,538	9/16/13	$15,468,387	$—
GBP/USD	Short	3,226	306,550,650	9/16/13	8,622,576	—
Unrealized appreciation (depreciation)					24,090,963	—
Net unrealized appreciation (depreciation)					$24,090,963	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	FBCO	Buy	53,362,594	$ 70,300,736	7/17/13	$ —	$ (835,930)
Euro	BANT	Buy	16,901,747	22,276,689	7/17/13	—	(274,824)
Euro	DBFX	Buy	15,855,994	20,818,413	7/17/13	—	(177,859)
Euro	SCBT	Buy	10,481,364	13,771,150	7/17/13	—	(127,024)
Euro	BBU	Buy	12,445,501	16,280,059	7/17/13	—	(79,117)
Euro	FBCO	Buy	4,146,000	5,366,790	7/17/13	30,270	—
Euro	BBU	Sell	208,638,116	278,603,866	7/17/13	7,009,001	—
Euro	FBCO	Sell	14,216,184	19,295,037	7/17/13	789,106	—
Euro	BANT	Sell	11,371,350	15,366,023	7/17/13	563,357	—
Euro	HSBC	Sell	3,291,225	4,435,255	7/17/13	150,900	—
Euro	DBFX	Sell	168,738,196	220,681,862	7/17/13	1,026,757	—
Euro	SCBT	Sell	3,600,374	4,826,121	7/17/13	139,331	—
Euro	HAND	Sell	4,785,156	6,552,506	7/17/13	323,424	—
British Pound	BANT	Sell	15,398,569	23,266,747	7/19/13	—	(148,718)
British Pound	FBCO	Sell	5,441,122	8,239,011	7/19/13	—	(34,900)
British Pound	HSBC	Sell	3,192,905	4,827,960	7/19/13	—	(27,255)
British Pound	SCBT	Sell	2,196,585	3,317,985	7/19/13	—	(22,199)

28 | Semiannual Report

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBFX	Sell	800,198	$ 1,212,493	7/19/13	$ —	$ (4,310)
British Pound	HSBC	Sell	174,356,908	265,545,571	7/19/13	413,915	—
British Pound	BANT	Sell	35,651,740	54,789,496	7/19/13	576,531	—
British Pound	FBCO	Sell	36,261,756	55,619,953	7/19/13	479,382	—
British Pound	DBFX	Sell	20,259,097	31,186,728	7/19/13	380,217	—
British Pound	SCBT	Sell	8,253,253	12,828,186	7/19/13	278,074	—
British Pound	DBFX	Sell	13,536,209	20,708,085	8/12/13	127,997	—
South Korean Won	FBCO	Sell	8,576,766,814	7,447,893	8/12/13	—	(42,406)
South Korean Won	DBFX	Sell	6,564,756,719	5,702,603	8/12/13	—	(30,558)
South Korean Won	FBCO	Sell	79,858,796,191	71,334,815	8/12/13	1,592,187	—
South Korean Won	DBFX	Sell	35,639,104,559	31,877,714	8/12/13	753,218	—
South Korean Won	BANT	Sell	36,713,182,951	32,720,270	8/12/13	657,755	—
Swiss Franc	FBCO	Buy	83,466,105	89,300,323	8/12/13	—	(927,472)
Swiss Franc	DBFX	Buy	10,185,784	10,958,306	8/12/13	—	(173,608)
Swiss Franc	BBU	Buy	4,963,383	5,345,917	8/12/13	—	(90,692)
Swiss Franc	HSBC	Buy	1,600,723	1,726,572	8/12/13	—	(31,729)
Swiss Franc	SCBT	Buy	4,989,287	5,313,403	8/12/13	—	(30,750)
Swiss Franc	BANT	Buy	12,131,936	12,875,102	8/12/13	—	(29,819)
Swiss Franc	FBCO	Sell	1,732,105	1,833,439	8/12/13	—	(512)
Swiss Franc	FBCO	Buy	31,357,127	32,878,344	8/12/13	322,442	—
Swiss Franc	DBFX	Buy	38,955,155	40,712,437	8/12/13	533,245	—
Swiss Franc	BANT	Buy	6,223,773	6,490,067	8/12/13	99,658	—
Swiss Franc	SCBT	Buy	1,720,540	1,788,187	8/12/13	33,519	—
Swiss Franc	BBU	Buy	433,880	452,754	8/12/13	6,638	—
Swiss Franc	FBCO	Sell	168,960,010	184,819,385	8/12/13	5,924,682	—
Swiss Franc	DBFX	Sell	170,488,404	186,331,697	8/12/13	5,818,731	—
Swiss Franc	BANT	Sell	4,455,318	4,820,302	8/12/13	103,015	—
British Pound	BANT	Sell	17,556,874	26,611,359	8/19/13	—	(80,353)
British Pound	DBFX	Sell	3,052,392	4,618,635	8/19/13	—	(21,916)
British Pound	FBCO	Sell	70,542,616	109,044,074	8/19/13	1,798,146	—
British Pound	BANT	Sell	110,555,562	170,979,032	8/19/13	2,901,430	—
British Pound	SCBT	Sell	118,627,034	183,871,903	8/19/13	3,523,243	—
British Pound	DBFX	Sell	59,795,262	91,672,323	8/19/13	765,596	—
Euro	SCBT	Sell	22,540,772	28,962,413	8/30/13	—	(386,039)
Euro	FBCO	Sell	2,132,309	2,764,863	8/30/13	—	(11,438)
Euro	BANT	Sell	1,713,156	2,220,971	8/30/13	—	(9,586)
Euro	BANT	Sell	153,978,417	201,477,024	8/30/13	994,623	—
Euro	BBU	Sell	150,889,839	197,365,419	8/30/13	904,396	—
Euro	DBFX	Sell	7,983,379	10,448,576	8/30/13	54,087	—
Euro	FBCO	Sell	15,074,094	19,663,898	8/30/13	37,182	—
Euro	HSBC	Sell	6,177,156	8,075,149	8/30/13	32,391	—
Euro	SCBT	Sell	5,566,085	7,259,622	8/30/13	12,489	—
Euro	HAND	Sell	5,986,616	7,815,154	8/30/13	20,483	—
Canadian Dollar	SCBT	Sell	15,831,596	15,543,711	9/18/13	515,900	—
Canadian Dollar	DBFX	Sell	82,373,613	80,432,981	9/18/13	2,241,554	—
Euro	BANT	Sell	547,939	713,433	10/16/13	—	(163)
Euro	BANT	Sell	194,006,655	254,213,711	10/16/13	1,553,779	—

Semiannual Report | 29

Mutual Global Discovery Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BBU	Sell	194,879,970	$255,185,577	10/16/13	$ 1,388,304	$ —
Euro	DBFX	Sell	1,831,459	2,402,325	10/16/13	17,168	—
Euro	FBCO	Sell	6,484,347	8,538,229	10/16/13	93,495	—
British Pound	BANT	Sell	178,408,047	271,537,048	10/21/13	406,850	—
British Pound	FBCO	Sell	7,590,342	11,569,806	10/21/13	34,615	—
Euro	FBCO	Sell	177,393,375	228,440,392	11/18/13	—	(2,625,968)
Euro	DBFX	Sell	15,794,500	20,448,314	11/18/13	—	(125,046)
Euro	SCBT	Sell	12,642,193	16,369,029	11/18/13	—	(98,246)
Euro	BANT	Sell	6,851,889	8,896,466	11/18/13	—	(28,563)
Euro	BANT	Sell	6,425,200	8,371,554	11/18/13	2,315	—
Euro	HSBC	Sell	6,425,200	8,375,460	11/18/13	6,220	—
Euro	SCBT	Sell	4,656,133	6,070,061	11/18/13	5,145	—
British Pound	FBCO	Sell	139,556,361	211,707,000	11/21/13	—	(341,791)
British Pound	SCBT	Buy	11,366,233	17,462,853	11/21/13	—	(192,440)
British Pound	DBFX	Sell	111,496,891	169,252,280	11/21/13	—	(161,573)
British Pound	BANT	Sell	122,111,817	185,426,794	11/21/13	—	(115,899)
British Pound	SSBT	Buy	2,829,482	4,363,599	11/21/13	—	(64,344)
British Pound	HSBC	Buy	1,465,898	2,251,136	11/21/13	—	(23,777)
Unrealized appreciation (depreciation)						45,442,763	(7,376,824)
Net unrealized appreciation (depreciation)						$38,065,939	

See Abbreviations on page 51.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Global Discovery Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class C, Class R and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

Semiannual Report | 35

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

36 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional

Semiannual Report | 37

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had no OTC derivatives in a net liability position for such contracts. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

38 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At June 30, 2013, the Fund received $15,779,814 in U.S. Treasury Bills and Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counter-party to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 7 and 11 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

Semiannual Report | 39

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Securities Sold Short (continued)

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it

40 | Semiannual Report

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Income and Deferred Taxes (continued)

invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Semiannual Report | 41

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class R Shares:				
Shares sold	1,613,980	$ 48,747,924	3,364,735	$ 95,615,574
Shares issued in reinvestment of distributions	—	—	1,309,620	37,260,903
Shares redeemed	(2,145,883)	(64,681,545)	(4,475,164)	(127,896,579)
Net increase (decrease)	(531,903)	$ (15,933,621)	199,191	$ 4,979,898
Class R6 Shares[b]:				
Shares sold	159	$ 5,000		

[a]Effective March 22, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to June 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	Over $10 billion, up to and including $13 billion
0.710%	Over $13 billion, up to and including $16 billion
0.690%	Over $16 billion, up to and including $19 billion
0.670%	Over $19 billion, up to and including $22 billion
0.650%	In excess of $22 billion

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Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$3,240,417
CDSC retained	$ 60,784

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Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $14,892,046, of which $5,891,449 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$902,015
[b]Increase in projected benefit obligation	$122,928
Benefit payments made to retired trustees	$ 12,365

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

6. Income Taxes

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$17,259,286,397
Unrealized appreciation	$ 4,224,578,016
Unrealized depreciation	(1,037,361,469)
Net unrealized appreciation (depreciation)	$ 3,187,216,547

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Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

10. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/Units/ Shares	Issuer	Acquisition Dates	Cost	Value
14,532,996	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ —	$ —
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	8,893	—
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
3,048,000	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	6,916,369
566,317	Imagine Group Holdings Ltd.	8/31/04	5,799,936	4,936,302
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	838,555
35,491,081	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	29,095,371	15,930,171
583,268	[a]NewPage Holdings Inc.	5/05/11 - 8/16/11	125,715,049	51,035,950
47,160	Olympus Re Holdings Ltd.	12/19/01	4,429,462	—
	Total Restricted Securities (Value is 0.39% of Net Assets)		$175,205,209	$79,657,347

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $- as of June 30, 2013.

11. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of - net unrealized appreciation (depreciation)	$69,533,726[a]	Unrealized depreciation on forward exchange contracts	$7,376,824

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

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Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

11. Other Derivative Information *(continued)*

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(36,817,787)	$207,992,273
Equity contracts	Net realized gain (loss) from written options	760,734	

For the period ended June 30, 2013, the average month end market value of derivatives represented 0.52% of average month end net assets. The average month end number of open derivative contracts for the period was 166.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

12. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Imagine Group Holdings Ltd.	566,317	—	—	566,317	$ 4,936,302	$—	$—
International Automotive Components Group North America, LLC	26,272,706	9,218,375	—	35,491,081	15,930,171	—	—
NewPage Holdings Inc.	583,268	—	—	583,268	51,035,950	—	—
Total Affiliated Securities (Value is 0.35% of Net Assets)					$71,902,423	$—	$—

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Notes to Financial Statements (unaudited) (continued)

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 49

Mutual Global Discovery Fund

Notes to Financial Statements (unaudited) *(continued)*

14. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ —	$ —	$16,768,726	$ 16,768,726
Diversified Financial Services	832,139,179	—	6,916,369	839,055,548
Insurance	1,722,020,652	—	4,936,302[b]	1,726,956,954
Media	855,393,106	34,442,880	—	889,835,986
Paper & Forest Products	—	51,035,950	—	51,035,950
Real Estate Management & Development	22,848,316	—	23,042,025	45,890,341
All Other Equity Investments[c]	14,221,304,887	—	—[b]	14,221,304,887
Corporate Bonds, Notes and Senior Floating Rate Interests	—	774,211,538	—	774,211,538
Corporate Notes in Reorganization	—	149,436,498	—[b]	149,436,498
Companies in Liquidation	—	258,571,191	—[b]	258,571,191
Asset-Backed Securities	—	16,977,642	—	16,977,642
Short Term Investments	1,456,457,683	—	—	1,456,457,683
Total Investments in Securities	$19,110,163,823	$1,284,675,699	$51,663,422	$20,446,502,944
Futures Contracts	$ 24,090,963	$ —	$ —	$ 24,090,963
Forward Exchange Contracts	—	45,442,763	—	45,442,763
Liabilities:				
Forward Exchange Contracts	—	7,376,824	—	7,376,824

[a]Includes common and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at June 30, 2013.
[c]For detailed categories, see the accompanying Statement of Investments.

15. New Accounting Pronouncements

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Mutual Global Discovery Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global large-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods in the best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was also in the best performing quintile and exceeded 10%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The

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Mutual Global Discovery Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board noted that the Fund’s contractual management fee rate was within 4.9 basis points of its expense group median. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004, with additional breakpoints being added as deemed appropriate by the Board. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual Global Discovery Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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© 2013 Franklin Templeton Investments. All rights reserved.

477 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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INTERNATIONAL

Mutual International Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual International Fund

Your Fund's Goals and Main Investments: Mutual International Fund seeks capital appreciation, which may occasionally be short term, with income as a secondary goal. The Fund normally invests at least 80% of its net assets in securities of non-U.S. issuers that the manager believes are available at prices less than their intrinsic value. The Fund invests, to a lesser extent, in risk arbitrage securities and distressed companies.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Mutual International Fund covers the period ended June 30, 2013.

Performance Overview

Mutual International Fund – Class Z posted a +2.58% cumulative total return for the six months ended June 30, 2013. In comparison, the Fund's benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency), which measures equity performance in global developed markets outside the U.S. and Canada, generated a total return of +11.01%.[1] You can find other Fund performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013 as many central banks continued supportive fiscal policies. The economic focus and highly correlated market movements characteristic of previous periods appeared to be supplanted by a more fundamentals-based market environment. Regional performance was also more consistent with local economic trends, although periodic volatility highlighted the recovery's fragility. Continued U.S. gross domestic product (GDP) growth accompanied improvements in housing, labor and retail sales. Eurozone first-quarter GDP growth missed expectations, although the number of unemployed declined and manufacturing indicator levels increased in the first half of 2013. Japan demonstrated economic progress amid major reflationary initiatives as business confidence, industrial production

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The unmanaged index is calculated in local currency and includes reinvested daily net dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 20.

4 | Semiannual Report

and retail sales improved and inflation stabilized. However, investor confidence in the country's radical policy maneuvers wavered. China's growth rate and manufacturing levels were weaker than expected, and the International Monetary Fund downgraded the country's growth outlook.

Despite generally accommodative global monetary policies, central banks changed their strategies during the period to reflect the increasingly varied needs of different economies. The U.S. Federal Reserve Board vowed to keep interest rates low until the unemployment rate reached 6.5% but ignited considerable market volatility and a Treasury sell-off by suggesting it may taper monthly bond purchases should economic conditions warrant. The European Central Bank cut benchmark interest rates and pledged to maintain systemic support after successfully containing a run on a Cyprus bank. Elsewhere in developed markets, the Bank of Japan's new governor set an explicit inflation target and pledged to double bond purchases in what many believe was unprecedented policy reform.

Emerging market central banks were more aggressive, with Brazil's central bank hiking interest rates amid rising inflation and China's central bank taking measures to curb real estate and credit speculation. Chinese liquidity tightening weighed on credit markets at period-end, and a jump in the interbank lending rate underscored concerns about the country's shadow banking system. Volatility surfaced in emerging markets as political protests intensified, and asset prices fell as investors responded to rising bond rates by unwinding highly leveraged emerging market carry trades.[2] Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.K.
18.9%
China
9.9%
South Korea
9.4%
France
8.4%
Hong Kong
6.9%
Germany
5.4%
Australia
5.1%
Switzerland
4.4%
Netherlands
4.3%
Japan
3.6%
Other
12.0%
Short-Term Investments & Other Net Assets
11.7%

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for our shareholders. Our major investment strategy is investing in

2. In a carry trade, an investor seeks to profit from an interest rate differential by borrowing low-yielding currencies and lending high-yielding currencies. The use of borrowed capital to facilitate the trade creates leverage for the borrower.

Semiannual Report | 5

What is meant by "hedge"?

To hedge a position is to seek to reduce the risk of adverse price movements in an asset. Normally, a hedge is implemented as an offsetting position in a related security, such as a currency forward contract.

What is a currency forward contract?

A currency forward contract, also called a "currency forward," is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

undervalued stocks in Asia and Europe. We have the ability to invest in emerging markets, although this is unlikely to be a significant focus of our strategy. When selecting undervalued equities, we are always attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies' intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. This strict value approach is not only intended to improve the likelihood of upside potential, but it is also intended to reduce the risk of substantial declines. While the vast majority of our undervalued equity investments are made in publicly traded companies internationally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, a highly specialized field that has proven quite profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies' debt at a substantial discount to face value. After the financially distressed company is reorganized, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as "deals," the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company's stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund's currency exposure when we deem it advantageous for our shareholders.

Manager's Discussion

Top contributors to performance during the six months under review were Chinese media advertising firm Sinomedia Holding, South Korean retailer GS Home Shopping and French aerospace manufacturer Safran.

Sinomedia Holding is a Beijing-based company that provides nationwide advertising coverage and campaign planning for advertisers. The company reported

6 | Semiannual Report

Semiannual Report | 7

Top 10 Sectors/Industries
Based on Equity Securities as of 6/30/13

	% of Total Net Assets
Insurance	15.2%
Commercial Banks	7.9%
Hotels, Restaurants & Leisure	6.1%
Oil, Gas & Consumable Fuels	5.6%
Specialty Retail	4.4%
Food & Staples Retailing	4.1%
Multiline Retail	4.0%
Auto Components	3.8%
Media	3.6%
Diversified Financial Services	2.6%

lower commodity prices, the company in May reduced its fiscal year 2013 profit guidance. Despite the announcement of cost-cutting initiatives, Transfield shares remained pressured through period-end.

China ZhengTong Auto Services is an investment holding company that operates automobile dealerships across China. In the first half of the year, the company announced fiscal year results that fell short of market expectations because of disappointing vehicle sales numbers. Nonetheless, we believe the company could potentially benefit from growth in higher margin after-sales service revenues. ZhengTong dealerships are primarily located in inland cities, which have experienced a material growth in demand for luxury cars as China's wealth effect spreads inland.

During the year, the Fund held currency forwards to hedge a portion of the currency risk of the portfolio's non-U.S. dollar investments. The hedges had a positive impact on the Fund's performance during the period.

Thank you for your continued participation in Mutual International Fund. We look forward to continuing to serve your investment needs.

Philippe Brugere-Trelat
Co-Portfolio Manager

Andrew Sleeman, CFA
Co-Portfolio Manager

Mutual International Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Semiannual Report | 9

10 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class Z/R/R6:*** *no sales charges;* ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only.*

Class Z	6-Month	1-Year	3-Year	Inception (5/1/09)
Cumulative Total Return[2]	+2.58%	+14.27%	+27.06%	+56.76%
Average Annual Total Return[3]	+2.58%	+14.27%	+8.31%	+11.40%
Value of $10,000 Investment[4]	$10,258	$11,427	$12,706	$15,676
Total Annual Operating Expenses[5]				
Without Waiver	1.75%			
With Waiver	1.17%			
Class A	**6-Month**	**1-Year**	**3-Year**	**Inception (5/1/09)**
Cumulative Total Return[2]	+2.36%	+13.91%	+25.84%	+54.86%
Average Annual Total Return[3]	-3.55%	+7.37%	+5.85%	+9.51%
Value of $10,000 Investment[4]	$9,645	$10,737	$11,858	$14,596
Total Annual Operating Expenses[5]				
Without Waiver	2.05%			
With Waiver	1.47%			
Class C	**6-Month**	**1-Year**	**3-Year**	**Inception (5/1/09)**
Cumulative Total Return[2]	+2.09%	+13.11%	+23.26%	+50.29%
Average Annual Total Return[3]	+1.09%	+12.11%	+7.22%	+10.28%
Value of $10,000 Investment[4]	$10,109	$11,211	$12,326	$15,029
Total Annual Operating Expenses[5]				
Without Waiver	2.75%			
With Waiver	2.17%			
Class R	**6-Month**	**1-Year**	**3-Year**	**Inception (5/1/09)**
Cumulative Total Return[2]	+2.36%	+13.71%	+25.08%	+53.49%
Average Annual Total Return[3]	+2.36%	+13.71%	+7.75%	+10.84%
Value of $10,000 Investment[4]	$10,236	$11,371	$12,508	$15,349
Total Annual Operating Expenses[5]				
Without Waiver	2.25%			
With Waiver	1.67%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				-2.45%
Aggregate Total Return[6]				-2.45%
Value of $10,000 Investment[4]				$9,755
Total Annual Operating Expenses[5]				
Without Waiver	1.58%			
With Waiver	1.00%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.17% (other than certain nonroutine expenses), until 4/30/14.

Semiannual Report | 11

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

14 | Semiannual Report

Mutual International Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.58	$11.83	$13.81	$12.59	$10.00
Income from investment operations[b]:					
Net investment income[c]	0.20	0.24	0.28	0.22	0.14
Net realized and unrealized gains (losses)	0.15	1.68	(1.81)	1.66	2.68
Total from investment operations	0.35	1.92	(1.53)	1.88	2.82
Less distributions from:					
Net investment income	—	(0.15)	(0.30)	(0.49)	(0.17)
Net realized gains	—	(0.02)	(0.15)	(0.17)	(0.06)
Total distributions	—	(0.17)	(0.45)	(0.66)	(0.23)
Net asset value, end of period	$13.93	$13.58	$11.83	$13.81	$12.59
Total return[d]	2.58%	16.30%	(11.08)%	15.20%	28.27%
Ratios to average net assets[e]					
Expenses before waiver, payments by affiliates and expense reduction[f]	1.44%	1.75%	1.80%	2.77%	4.42%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.17%	1.17%	1.17%	1.17%	1.17%[g]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	0.01%
Net investment income	2.90%	1.70%	2.12%	1.70%	1.91%
Supplemental data					
Net assets, end of period (000's)	$10,484	$10,354	$6,977	$7,968	$4,320
Portfolio turnover rate	23.42%	27.97%	41.26%	38.43%	33.93%

[a]For the period May 1, 2009 (commencement of operations) to December 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Mutual International Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.54	$11.81	$13.78	$12.58	$10.00
Income from investment operations[b]:					
Net investment income[c]	0.19	0.18	0.24	0.18	0.13
Net realized and unrealized gains (losses)	0.13	1.70	(1.80)	1.66	2.67
Total from investment operations	0.32	1.88	(1.56)	1.84	2.80
Less distributions from:					
Net investment income	—	(0.13)	(0.26)	(0.47)	(0.16)
Net realized gains	—	(0.02)	(0.15)	(0.17)	(0.06)
Total distributions	—	(0.15)	(0.41)	(0.64)	(0.22)
Net asset value, end of period	$13.86	$13.54	$11.81	$13.78	$12.58
Total return[d]	2.36%	16.01%	(11.39)%	14.86%	28.05%
Ratios to average net assets[e]					
Expenses before waiver, payments by affiliates and expense reduction[f]	1.74%	2.05%	2.11%	3.05%	4.70%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.47%	1.47%	1.48%	1.45%	1.45%[g]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	0.01%
Net investment income	2.60%	1.40%	1.81%	1.42%	1.63%
Supplemental data					
Net assets, end of period (000's)	$25,640	$18,221	$9,212	$8,144	$4,784
Portfolio turnover rate	23.42%	27.97%	41.26%	38.43%	33.93%

[a]For the period May 1, 2009 (commencement of operations) to December 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

[g]Benefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual International Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.41	$11.74	$13.71	$12.54	$10.00
Income from investment operations[b]:					
Net investment income[c]	0.13	0.05	0.14	0.09	0.08
Net realized and unrealized gains (losses)	0.15	1.72	(1.78)	1.64	2.66
Total from investment operations	0.28	1.77	(1.64)	1.73	2.74
Less distributions from:					
Net investment income	—	(0.08)	(0.18)	(0.39)	(0.14)
Net realized gains	—	(0.02)	(0.15)	(0.17)	(0.06)
Total distributions	—	(0.10)	(0.33)	(0.56)	(0.20)
Net asset value, end of period	$13.69	$13.41	$11.74	$13.71	$12.54
Total return[d]	2.09%	15.14%	(11.98)%	14.02%	27.41%
Ratios to average net assets[e]					
Expenses before waiver, payments by affiliates and expense reduction[f]	2.44%	2.75%	2.80%	3.77%	5.42%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.17%	2.17%	2.17%	2.17%	2.17%[g]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	0.01%
Net investment income	1.90%	0.70%	1.12%	0.70%	0.91%
Supplemental data					
Net assets, end of period (000's)	$11,573	$10,503	$2,667	$2,103	$999
Portfolio turnover rate	23.42%	27.97%	41.26%	38.43%	33.93%

[a]For the period May 1, 2009 (commencement of operations) to December 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual International Fund

Financial Highlights *(continued)*

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.54	$11.82	$13.78	$12.58	$10.00
Income from investment operations[b]:					
Net investment income[c]	0.17	0.11	0.21	0.16	0.11
Net realized and unrealized gains (losses)	0.15	1.73	(1.79)	1.64	2.68
Total from investment operations	0.32	1.84	(1.58)	1.80	2.79
Less distributions from:					
Net investment income	—	(0.10)	(0.23)	(0.43)	(0.15)
Net realized gains	—	(0.02)	(0.15)	(0.17)	(0.06)
Total distributions	—	(0.12)	(0.38)	(0.60)	(0.21)
Net asset value, end of period	$13.86	$13.54	$11.82	$13.78	$12.58
Total return[d]	2.36%	15.70%	(11.53)%	14.54%	27.89%
Ratios to average net assets[e]					
Expenses before waiver, payments by affiliates and expense reduction[f]	1.94%	2.25%	2.30%	3.27%	4.92%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.67%	1.67%	1.67%	1.67%	1.67%[g]
Expenses incurred in connection with securities sold short	—%	—%	—%	—%	0.01%
Net investment income	2.40%	1.20%	1.62%	1.20%	1.41%
Supplemental data					
Net assets, end of period (000's)	$56	$42	$12	$14	$13
Portfolio turnover rate	23.42%	27.97%	41.26%	38.43%	33.93%

[a]For the period May 1, 2009 (commencement of operations) to December 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
[g]Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual International Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 86.9%			
Aerospace & Defense 1.5%			
Safran SA	France	13,935	$ 727,807
Airlines 1.3%			
[a]International Consolidated Airlines Group SA	United Kingdom	151,130	606,334
Auto Components 3.8%			
Chaowei Power Holdings Ltd.	China	930,000	315,358
Continental AG	Germany	1,915	255,747
Pirelli & C. SpA	Italy	48,082	556,702
Tianneng Power International Ltd.	China	678,000	272,740
Valeo SA	France	6,409	402,807
			1,803,354
Beverages 0.1%			
Pernod Ricard SA	France	600	66,533
Capital Markets 1.7%			
F&C Asset Management PLC	United Kingdom	79,795	115,410
Sun Hung Kai & Co. Ltd.	Hong Kong	818,748	453,925
UBS AG	Switzerland	13,696	233,086
			802,421
Chemicals 1.0%			
Huabao International Holdings Ltd.	Hong Kong	1,038,615	459,318
Commercial Banks 7.9%			
Aozora Bank Ltd.	Japan	255,926	799,849
Barclays PLC	United Kingdom	82,150	347,858
Hana Financial Group Inc.	South Korea	23,386	680,659
HSBC Holdings PLC	United Kingdom	64,690	670,928
KB Financial Group Inc.	South Korea	17,663	528,777
Societe Generale	France	6,310	216,834
Woori Finance Holdings Co. Ltd.	South Korea	55,260	510,323
			3,755,228
Commercial Services & Supplies 0.4%			
Transfield Services Ltd.	Australia	259,811	183,010
Construction & Engineering 0.5%			
Boart Longyear Ltd.	Australia	354,738	219,047
Construction Materials 1.0%			
SA des Ciments Vicat	France	7,577	469,460
Consumer Finance 1.0%			
Samsung Card Co. Ltd.	South Korea	13,590	462,755
Containers & Packaging 0.7%			
Rexam PLC	United Kingdom	48,813	354,446
Diversified Consumer Services 0.9%			
Benesse Holdings Inc.	Japan	11,800	425,295
Diversified Financial Services 2.6%			
Deutsche Boerse AG	Germany	2,196	144,551
First Pacific Co. Ltd.	Hong Kong	398,986	426,973

20 | Semiannual Report

Mutual International Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Financial Services (continued)			
First Pacific Co. Ltd., rts., 7/03/13	Hong Kong	49,873	$ 926
[a]ING Groep NV, IDR	Netherlands	73,653	671,093
			1,243,543
Diversified Telecommunication Services 0.9%			
Vivendi SA	France	21,580	408,704
Electrical Equipment 0.6%			
Alstom SA	France	8,211	268,906
Electronic Equipment, Instruments & Components 0.1%			
Hoya Corp.	Japan	1,586	32,762
Energy Equipment & Services 0.9%			
Fugro NV, IDR	Netherlands	7,574	410,615
Food & Staples Retailing 4.1%			
China Resources Enterprise Ltd.	China	176,000	551,422
FamilyMart Co. Ltd.	Japan	5,117	218,217
Koninklijke Ahold NV	Netherlands	23,330	347,252
Lawson Inc.	Japan	3,200	244,218
Metro AG	Germany	19,696	623,499
			1,984,608
Food Products 1.6%			
[a]Goodman Fielder Ltd.	Australia	499,718	335,999
GrainCorp Ltd.	Australia	37,989	436,837
			772,836
Health Care Providers & Services 1.2%			
Celesio AG	Germany	26,250	570,611
Hotels, Restaurants & Leisure 6.1%			
Accor SA	France	14,362	505,400
Echo Entertainment Group Ltd.	Australia	126,588	354,356
Genting Malaysia Bhd.	Malaysia	463,300	570,418
Mandarin Oriental International Ltd.	Hong Kong	440,361	711,183
REXLot Holdings Ltd.	Hong Kong	8,803,968	578,914
[a]TUI AG	Germany	14,955	177,785
			2,898,056
Industrial Conglomerates 1.8%			
Jardine Matheson Holdings Ltd.	Hong Kong	5,400	326,700
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	333,960
Shanghai Industrial Holdings Ltd.	China	68,350	211,943
			872,603
Insurance 15.2%			
ACE Ltd.	United States	6,567	587,615
Ageas	Belgium	19,404	681,313
Catlin Group Ltd.	United Kingdom	56,166	426,246
China Pacific Insurance (Group) Co. Ltd., H	China	157,122	501,392
Delta Lloyd NV	Netherlands	31,322	627,659
Direct Line Insurance Group PLC	United Kingdom	156,384	554,397
Great Eastern Holdings Ltd.	Singapore	39,853	548,146

Semiannual Report | 21

Mutual International Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Insurance (continued)			
Korean Reinsurance Co.	South Korea	64,779	$ 595,395
Lancashire Holdings Ltd.	United Kingdom	18,871	226,945
PICC Property and Casualty Co. Ltd., H	China	230,193	259,993
Resolution Ltd.	United Kingdom	92,424	400,675
RSA Insurance Group PLC	United Kingdom	312,150	565,170
[a]Storebrand ASA	Norway	113,449	547,305
Zurich Insurance Group AG	Switzerland	2,890	749,378
			7,271,629
Internet & Catalog Retail 1.2%			
GS Home Shopping Inc.	South Korea	2,726	564,337
Machinery 1.8%			
Bradken Ltd.	Australia	75,051	295,910
Fiat Industrial SpA	Italy	19,119	213,151
KUKA AG	Germany	8,646	365,588
			874,649
Marine 1.0%			
A.P. Moller-Maersk AS, B	Denmark	70	501,357
Media 3.6%			
Eutelsat Communications	France	693	19,674
Reed Elsevier PLC	United Kingdom	33,490	380,599
Seven West Media Ltd.	Australia	344,794	599,293
Sinomedia Holding Ltd.	China	828,346	733,725
			1,733,291
Metals & Mining 2.3%			
Anglo American PLC	United Kingdom	15,536	299,248
[a]ThyssenKrupp AG	Germany	21,669	425,761
Voestalpine AG	Austria	10,192	359,918
			1,084,927
Multi-Utilities 0.7%			
GDF Suez	France	17,089	334,659
Multiline Retail 4.0%			
Hyundai Department Store Co. Ltd.	South Korea	3,522	462,448
Marks & Spencer Group PLC	United Kingdom	61,707	404,434
New World Department Store China	China	952,000	481,158
Springland International Holdings Ltd.	China	1,118,556	553,801
			1,901,841
Oil, Gas & Consumable Fuels 5.6%			
BG Group PLC	United Kingdom	30,259	514,842
BP PLC	United Kingdom	64,478	446,547
[a]Cairn Energy PLC	United Kingdom	161,720	622,381
Petroleo Brasileiro SA, ADR	Brazil	30,743	412,571
Repsol SA	Spain	10,949	231,021
Royal Dutch Shell PLC, A	United Kingdom	14,639	467,702
			2,695,064

22 | Semiannual Report

Mutual International Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)			
Pharmaceuticals 2.3%			
Novartis AG	Switzerland	7,319	$ 519,770
Teva Pharmaceutical Industries Ltd., ADR	Israel	14,996	587,843
			1,107,613
Specialty Retail 4.4%			
Baoxin Auto Group Ltd.	China	799,500	510,257
[a]China ZhengTong Auto Services Holdings Ltd.	China	700,500	329,660
[a]Dufry AG	Switzerland	4,897	593,953
Kingfisher PLC	United Kingdom	132,792	692,812
			2,126,682
Tobacco 0.9%			
British American Tobacco PLC	United Kingdom	4,129	211,575
Imperial Tobacco Group PLC	United Kingdom	6,440	223,358
			434,933
Trading Companies & Distributors 1.2%			
Rexel SA	France	24,906	560,198
Wireless Telecommunication Services 1.0%			
Vodafone Group PLC	United Kingdom	171,961	491,409
Total Common Stocks and Other Equity Interests (Cost $40,824,010)			41,480,841
Preferred Stocks (Cost $563,355) 1.4%			
Automobiles 1.4%			
Hyundai Motor Co., 2nd pfd.	South Korea	7,852	687,325
Companies in Liquidation (Cost $—) 0.0%			
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	30,822	—
Total Investments before Short Term Investments (Cost $41,387,365)			42,168,166
		Principal Amount*	
Short Term Investments 5.9%			
U.S. Government and Agency Securities 5.9%			
[c]FHLB, 7/01/13	United States	1,000,000	1,000,000
[c]U.S. Treasury Bills,			
7/18/13	United States	800,000	799,994
12/12/13	United States	1,000,000	999,710
Total U.S. Government and Agency Securities (Cost $2,799,675)			2,799,704
Total Investments (Cost $44,187,040) 94.2%			44,967,870
Other Assets, less Liabilities 5.8%			2,790,252
Net Assets 100.0%			$47,758,122

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 8 regarding restricted securities.

[c]The security is traded on a discount basis with no stated coupon rate.

Semiannual Report | 23

Mutual International Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BANT	Sell	51,287	$ 65,893	7/17/13	$ —	$ (870)
Euro	DBFX	Sell	68,700	89,385	7/17/13	—	(45)
Euro	BANT	Sell	186,512	248,963	7/17/13	6,171	—
Euro	BBU	Sell	3,588,655	4,792,093	7/17/13	120,558	—
Euro	FBCO	Sell	231,614	307,483	7/17/13	5,979	—
Euro	DBFX	Sell	547,221	741,804	7/17/13	29,459	—
Euro	HSBC	Sell	4,376	5,897	7/17/13	201	—
Japanese Yen	FBCO	Buy	24,002,023	247,747	7/22/13	—	(5,744)
Japanese Yen	DBFX	Buy	12,532,671	128,600	7/22/13	—	(2,238)
Japanese Yen	DBFX	Buy	30,179,247	297,525	7/22/13	6,760	—
Japanese Yen	FBCO	Buy	80,110,658	785,778	7/22/13	21,945	—
Japanese Yen	FBCO	Sell	292,042,578	2,975,389	7/22/13	30,843	—
Japanese Yen	DBFX	Sell	19,510,400	197,310	7/22/13	595	—
South Korean Won	FBCO	Buy	307,425,183	273,145	8/12/13	—	(4,664)
South Korean Won	DBFX	Buy	70,347,000	61,662	8/12/13	—	(226)
South Korean Won	FBCO	Buy	110,111,850	95,104	8/12/13	1,059	—
South Korean Won	DBFX	Sell	4,134,893,145	3,750,985	8/12/13	139,882	—
South Korean Won	FBCO	Sell	885,476,645	792,060	8/12/13	18,751	—
South Korean Won	BANT	Sell	338,936,243	302,562	8/12/13	6,560	—
Swiss Franc	FBCO	Sell	109,199	114,228	8/12/13	—	(1,392)
Swiss Franc	FBCO	Buy	37,892	40,569	8/12/13	—	(449)
Swiss Franc	DBFX	Sell	113,600	119,925	8/12/13	—	(354)
Swiss Franc	DBFX	Buy	31,374	33,445	8/12/13	—	(226)
Swiss Franc	DBFX	Buy	11,347	11,858	8/12/13	156	—
Swiss Franc	BBU	Buy	7,080	7,388	8/12/13	108	—
Swiss Franc	DBFX	Sell	404,205	440,915	8/12/13	12,944	—
Swiss Franc	FBCO	Sell	684,493	740,423	8/12/13	15,683	—
British Pound	DBFX	Buy	167,830	260,942	8/19/13	—	(5,790)
British Pound	DBFX	Sell	189,897	285,884	8/19/13	—	(2,816)
British Pound	FBCO	Sell	17,043	25,706	8/19/13	—	(205)
British Pound	BANT	Sell	10,567	15,916	8/19/13	—	(149)
British Pound	HSBC	Sell	12,955	19,585	8/19/13	—	(110)
British Pound	SSBT	Buy	177,215	268,137	8/19/13	1,283	—
British Pound	FBCO	Sell	3,184,440	4,924,675	8/19/13	83,372	—
British Pound	BANT	Sell	1,563,810	2,422,388	8/19/13	44,927	—
British Pound	DBFX	Sell	367,108	561,041	8/19/13	2,927	—
British Pound	SSBT	Sell	211,270	322,875	8/19/13	1,681	—
Australian Dollar	DBFX	Buy	874,994	868,552	8/26/13	—	(71,721)
Australian Dollar	DBFX	Sell	50,200	45,790	8/26/13	—	(353)
Australian Dollar	DBFX	Sell	2,994,431	3,030,935	8/26/13	303,994	—
Euro	FBCO	Sell	3,094,209	3,987,059	11/18/13	—	(44,245)
Euro	DBFX	Sell	21,300	27,639	11/18/13	—	(107)
Euro	BANT	Sell	10,650	13,853	11/18/13	—	(20)
Euro	HSBC	Sell	42,264	55,093	11/18/13	41	—
Euro	BANT	Sell	42,265	55,068	11/18/13	15	—

24 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Semiannual Report | 31

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the

32 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 9 regarding other derivative information.

d. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the

Semiannual Report | 33

Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Securities Lending (continued)

Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

34 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

g. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

h. Accounting Estimates

i. Guarantees and Indemnifications

2. Shares of Beneficial Interest

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class Z Shares:				
Shares sold	300,903	$ 4,252,895	255,752	$ 3,273,550
Shares issued in reinvestment of distributions	—	—	9,504	127,333
Shares redeemed	(310,722)	(4,396,012)	(92,397)	(1,179,515)
Net increase (decrease)	(9,819)	$ (143,117)	172,859	$ 2,221,368
Class A Shares:				
Shares sold	796,179	$11,215,663	968,430	$12,495,160
Shares issued in reinvestment of distributions	—	—	13,636	181,926
Shares redeemed	(292,661)	(4,106,723)	(416,449)	(5,319,965)
Net increase (decrease)	503,518	$ 7,108,940	565,617	$ 7,357,121

Semiannual Report | 35

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class C Shares:				
Shares sold	145,092	$ 2,028,892	611,983	$ 7,797,495
Shares issued in reinvestment of distributions	—	—	6,112	80,306
Shares redeemed	(82,653)	(1,152,918)	(62,050)	(793,167)
Net increase (decrease)	62,439	$ 875,974	556,045	$ 7,084,634
Class R Shares:				
Shares sold	979	$ 13,722	10,604	$ 137,476
Shares issued in reinvestment of distributions	—	—	27	364
Shares redeemed	(5)	(69)	(8,563)	(113,928)
Net increase (decrease)	974	$ 13,653	2,068	$ 23,912
Class R6 Shares[a]:				
Shares sold	351	$ 5,000		

[a]For the period May 1, 2013 (effective date) to June 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

36 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$24,746
CDSC retained	$ 537

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $35,614, of which $27,519 was retained by Investor Services.

Semiannual Report | 37

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
30,822	AET&D Holdings No. 1 Pty. Ltd. (Value is 0.00% of Net Assets)	10/13/10	$—	$—

9. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$880,348	Unrealized depreciation on forward exchange contracts	$141,724

Semiannual Report | 39

40 | Semiannual Report

Mutual International Fund

Notes to Financial Statements (unaudited) *(continued)*

9. Other Derivative Information *(continued)*

At June 30, 2013, the Fund's OTC derivative assets which may be offset against the Fund's OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities			
	Gross and Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received	Net Amount (Not less than zero)
Counterparty					
BANT	$ 57,673	$ (1,039)	$ —	$ —	$ 56,634
BBU	121,355	—	—	—	121,355
DBFX	496,717	(83,876)	—	(390,000)	22,841
FBCO	195,331	(56,699)	—	—	138,632
HSBC	242	(110)	(132)	—	—
SSBT	9,030	—	—	—	9,030
Total	$880,348	$(141,724)	$(132)	$(390,000)	$348,492

[a]At June 30, 2013, the Fund received United Kingdom Treasury Bonds as collateral for derivatives.

[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At June 30, 2013, the Fund's OTC derivative liabilities which may be offset against the Fund's OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities			
	Gross and Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Counterparty					
BANT	$ 1,039	$ (1,039)	$—	$—	$—
BBU	—	—	—	—	—
DBFX	83,876	(83,876)	—	—	—
FBCO	56,699	(56,699)	—	—	—
HSBC	110	(110)	—	—	—
SSBT	—	—	—	—	—
Total	$141,724	$(141,724)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

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Mutual International Fund

Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Mutual International Fund
Notes to Financial Statements (unaudited) *(continued)*

11. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a,b]	$42,168,166	$ —	$—[c]	$42,168,166
Short Term Investments	1,799,704	1,000,000	—	2,799,704
Total Investments in Securities	$43,967,870	$1,000,000	$—	$44,967,870
Forward Exchange Contracts	$ —	$ 880,348	$—	$ 880,348
Liabilities:				
Forward Exchange Contracts	—	141,724	—	141,724

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2013.

12. New Accounting Pronouncements

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 43

44 | Semiannual Report

Mutual International Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

Semiannual Report | 45

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

46 | Semiannual Report

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. As the Fund commenced operations on May 31, 2009, the trustees reviewed the investment performance of the Fund for the one-year, two-year and three-year periods ended December 31, 2012. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

Semiannual Report | 47

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional international multi-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the two-and three-year periods in the second-best and best performing quintiles, respectively. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the losses incurred by the investment manager and its affiliates from their respective relationships with the Fund. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. As part of this discussion, the Board took into account the proposed extension for an additional year of the fee waiver and expense limitation arrangement. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-least expensive quintile of its Lipper expense group and its total expenses were also in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the

48 | Semiannual Report

Mutual International Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Fund had only commenced operations on May 31, 2009, and due to the limited size of assets under management, the trustees concluded that economies of scale were difficult to consider at that time.

Semiannual Report | 49

Mutual International Fund

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual International Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

373 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

VALUE

MUTUAL QUEST FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Quest Fund

Your Fund's Goals and Main Investments: Mutual Quest Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund's managers believe are at prices below their intrinsic value. The Fund may invest up to 50% of its assets in foreign securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

This semiannual report for Mutual Quest Fund covers the period ended June 30, 2013.

Performance Overview

Mutual Quest Fund – Class Z delivered a cumulative total return of +11.84% for the six months ended June 30, 2013. In comparison, the Fund's benchmark, the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock market performance, generated a +13.82% total return.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns remained about how the expired payroll tax cut, far-reaching federal spending cuts, and

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 5

Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.S.	60.1%
U.K.	14.0%
Canada	3.5%
France	3.2%
Israel	3.1%
Germany	1.5%
Belgium	1.4%
Luxembourg	1.1%
Denmark	1.0%
Other	1.6%
Short-Term Investments & Other Net Assets	9.5%

future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the S&P 500 and Dow Jones Industrial Average reached all-time highs during the period, even though Chairman Bernanke's statements sparked sell-offs. Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. was slow by the standards of previous recoveries, while the eurozone economy continued to contract. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

The MSCI All Country World Index, which measures global developed and emerging stock performance, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Mutual Quest Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.55	$16.24	$17.70	$17.24	$14.59	$21.84
Income from investment operations[a]:						
Net investment income[b]	0.24	0.43	0.51	0.41[c]	0.16[d]	0.38
Net realized and unrealized gains (losses)	1.72	1.61	(0.88)	1.34	2.84	(5.90)
Total from investment operations	1.96	2.04	(0.37)	1.75	3.00	(5.52)
Less distributions from:						
Net investment income	—	(0.43)	(0.52)	(0.45)	(0.33)	(0.32)
Net realized gains	—	(1.30)	(0.57)	(0.84)	(0.02)	(1.41)
Total distributions	—	(1.73)	(1.09)	(1.29)	(0.35)	(1.73)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$18.51	$16.55	$16.24	$17.70	$17.24	$14.59
Total return[g]	11.84%	12.57%	(1.83)%	10.16%	20.61%	(25.34)%
Ratios to average net assets[h]						
Expenses[i]	0.86%	0.90%	0.86%	0.83%	0.90%[j]	0.81%[j]
Expenses incurred in connection with securities sold short	0.08%	0.11%	0.06%	0.02%	0.09%	—%[k]
Net investment income	2.75%	2.48%	2.90%	2.33%[c]	1.00%[d]	1.97%
Supplemental data						
Net assets, end of period (000's)	$3,896,024	$3,582,856	$3,413,759	$3,701,894	$3,584,302	$3,071,302
Portfolio turnover rate	41.37%	65.21%	107.25%	49.13%	37.10%	25.52%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.97%.

[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.34%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

Mutual Quest Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.41	$16.12	$17.57	$17.12	$14.50	$21.70
Income from investment operations[a]:						
Net investment income[b]	0.21	0.37	0.45	0.35[c]	0.11[d]	0.32
Net realized and unrealized gains (losses)	1.70	1.60	(0.86)	1.34	2.82	(5.85)
Total from investment operations	1.91	1.97	(0.41)	1.69	2.93	(5.53)
Less distributions from:						
Net investment income	—	(0.38)	(0.47)	(0.40)	(0.29)	(0.26)
Net realized gains	—	(1.30)	(0.57)	(0.84)	(0.02)	(1.41)
Total distributions	—	(1.68)	(1.04)	(1.24)	(0.31)	(1.67)
Redemption fees[e]	—	—	—	—	—	—[f]
Net asset value, end of period	$18.32	$16.41	$16.12	$17.57	$17.12	$14.50
Total return[g]	11.64%	12.21%	(2.10)%	9.86%	20.20%	(25.55)%
Ratios to average net assets[h]						
Expenses[i]	1.16%	1.20%	1.16%	1.13%	1.21%[j]	1.11%[j]
Expenses incurred in connection with securities sold short	0.08%	0.11%	0.06%	0.02%	0.09%	—%[k]
Net investment income	2.45%	2.18%	2.60%	2.03%[c]	0.69%[d]	1.67%
Supplemental data						
Net assets, end of period (000's)	$1,222,067	$1,101,808	$1,093,539	$1,194,746	$1,101,463	$883,955
Portfolio turnover rate	41.37%	65.21%	107.25%	49.13%	37.10%	25.52%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.67%.

[d]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.03%.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Amount rounds to less than $0.01 per share.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Quest Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.24	$15.96	$17.39	$16.97	$14.38	$21.50
Income from investment operations[a]:						
Net investment income[b]	0.15	0.25	0.33	0.23[c]	—[d,e]	0.19
Net realized and unrealized gains (losses)	1.67	1.59	(0.85)	1.30	2.79	(5.78)
Total from investment operations	1.82	1.84	(0.52)	1.53	2.79	(5.59)
Less distributions from:						
Net investment income	—	(0.26)	(0.34)	(0.27)	(0.18)	(0.12)
Net realized gains	—	(1.30)	(0.57)	(0.84)	(0.02)	(1.41)
Total distributions	—	(1.56)	(0.91)	(1.11)	(0.20)	(1.53)
Redemption fees[f]	—	—	—	—	—	—[d]
Net asset value, end of period	$18.06	$16.24	$15.96	$17.39	$16.97	$14.38
Total return[g]	11.21%	11.42%	(2.82)%	9.08%	19.39%	(26.06)%
Ratios to average net assets[h]						
Expenses[i]	1.86%	1.90%	1.86%	1.83%	1.90%[j]	1.80%[j]
Expenses incurred in connection with securities sold short	0.08%	0.11%	0.06%	0.02%	0.09%	—%[k]
Net investment income	1.75%	1.48%	1.90%	1.33%[c]	—%[e,k]	0.98%
Supplemental data						
Net assets, end of period (000's)	$360,596	$333,908	$338,983	$392,134	$388,875	$337,583
Portfolio turnover rate	41.37%	65.21%	107.25%	49.13%	37.10%	25.52%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.

[d]Amount rounds to less than $0.01 per share.

[e]Net investment income per share includes approximately $(0.05) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.34%.

[f]Effective September 1, 2008, the redemption fee was eliminated.

[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[h]Ratios are annualized for periods less than one year.

[i]Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[j]Benefit of expense reduction rounds to less than 0.01%.

[k]Rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Quest Fund

Financial Highlights *(continued)*

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$16.33	$16.05	$17.50	$17.07	$14.64
Income from investment operations[b]:					
Net investment income[c]	0.20	0.33	0.41	0.32[d]	0.05
Net realized and unrealized gains (losses)	1.69	1.60	(0.85)	1.33	2.71
Total from investment operations	1.89	1.93	(0.44)	1.65	2.76
Less distributions from:					
Net investment income	—	(0.35)	(0.44)	(0.38)	(0.31)
Net realized gains	—	(1.30)	(0.57)	(0.84)	(0.02)
Total distributions	—	(1.65)	(1.01)	(1.22)	(0.33)
Net asset value, end of period	$18.22	$16.33	$16.05	$17.50	$17.07
Total return[e]	11.57%	11.99%	(2.31)%	9.65%	18.89%
Ratios to average net assets[f]					
Expenses[g]	1.36%	1.40%	1.36%	1.33%	1.40%[h]
Expenses incurred in connection with securities sold short	0.08%	0.11%	0.06%	0.02%	0.09%
Net investment income	2.25%	1.98%	2.40%	1.83%[d]	0.50%
Supplemental data					
Net assets, end of period (000's)	$310	$212	$193	$204	$99
Portfolio turnover rate	41.37%	65.21%	107.25%	49.13%	37.10%

[a]For the period May 1, 2009 (effective date) to December 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.47%.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 70.0%			
Auto Components 0.2%			
[a,b] International Automotive Components Group Brazil LLC	Brazil	2,363,058	$ 518,809
[a,b,c] International Automotive Components Group North America, LLC	United States	18,661,349	8,376,147
			8,894,956
Automobiles 1.6%			
[a] General Motors Co.	United States	1,864,968	62,122,084
[a] General Motors Co., wts., 7/10/16	United States	565,011	13,560,264
[a] General Motors Co., wts., 7/10/19	United States	559,626	9,149,885
			84,832,233
Chemicals 0.1%			
[a,d,e] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
Tronox Ltd., A	United States	233,100	4,696,965
			4,696,965
Commercial Banks 5.9%			
BB&T Corp.	United States	1,691,747	57,316,388
[a] CIT Group Inc.	United States	2,537,077	118,303,901
Guaranty Bancorp	United States	347,127	3,939,892
PNC Financial Services Group Inc.	United States	786,158	57,326,641
SunTrust Banks Inc.	United States	696,232	21,980,044
Wells Fargo & Co.	United States	1,546,374	63,818,855
			322,685,721
Computers & Peripherals 2.6%			
Apple Inc.	United States	271,440	107,511,955
Dell Inc.	United States	50,000	667,500
Hewlett-Packard Co.	United States	1,464,958	36,330,959
			144,510,414
Construction & Engineering 1.6%			
Vinci SA	France	1,746,030	87,624,715
Consumer Finance 0.0%[f]			
[a] Comdisco Holding Co. Inc.	United States	997	4,935
Diversified Financial Services 0.9%			
Capmark Financial Group Inc.	United States	4,885,536	30,290,323
Deutsche Boerse AG	Germany	270,680	17,817,359
			48,107,682
Diversified Telecommunication Services 1.6%			
[a,d,e] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
[a,d,e] Marconi Corp., Contingent Distribution	United Kingdom	34,293,500	—
TDC AS	Denmark	6,875,430	55,722,894
Telenor ASA	Norway	1,604,204	31,801,459
			87,524,353
Electric Utilities 1.4%			
Entergy Corp.	United States	152,550	10,629,684
Exelon Corp.	United States	2,157,607	66,626,904
			77,256,588

Semiannual Report | 21

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Energy Equipment & Services 3.3%			
Fugro NV, IDR	Netherlands	503,376	$ 27,289,886
[a]Rowan Cos. PLC	United States	1,113,590	37,940,011
Transocean Ltd.	United States	2,375,748	113,917,117
			179,147,014
Food & Staples Retailing 0.2%			
Metro AG	Germany	423,534	13,407,446
Health Care Equipment & Supplies 1.6%			
Medtronic Inc.	United States	1,692,260	87,100,622
Health Care Providers & Services 1.6%			
[f,g]Cigna Corp.	United States	199,455	14,458,493
UnitedHealth Group Inc.	United States	61,472	4,025,187
[f,g]WellPoint Inc.	United States	871,550	71,327,652
			89,811,332
Independent Power Producers & Energy Traders 0.8%			
NRG Energy Inc.	United States	1,699,796	45,384,553
Insurance 8.7%			
Ageas	Belgium	2,182,471	76,630,938
[a]American International Group Inc.	United States	2,730,378	122,047,897
[a,b,h]Imagine Group Holdings Ltd.	Bermuda	350,236	3,052,832
MetLife Inc.	United States	2,363,681	108,162,043
[a,b]Olympus Re Holdings Ltd.	United States	97,300	—
RSA Insurance Group PLC	United Kingdom	36,662,317	66,379,766
White Mountains Insurance Group Ltd.	United States	171,770	98,757,444
			475,030,920
Internet Software & Services 0.0%[†]			
[a,f,g]Google Inc., A	United States	2,500	2,200,925
Media 5.1%			
Comcast Corp., Special A	United States	1,308,684	51,915,494
[a]Lee Enterprises Inc.	United States	996,816	2,033,505
Reed Elsevier PLC	United Kingdom	2,221,520	25,246,580
RTL Group SA	Luxembourg	721,140	59,277,127
[f,g]Time Warner Cable Inc.	United States	303,471	34,134,418
[a]Tribune Co., A	United States	1,152,442	65,573,950
[a]Tribune Co., B	United States	706,604	40,099,777
			278,280,851
Metals & Mining 1.9%			
Freeport-McMoRan Copper & Gold Inc., B	United States	1,791,847	49,472,896
[a]ThyssenKrupp AG	Germany	2,763,596	54,300,256
			103,773,152
Multi-Utilities 0.7%			
GDF Suez	France	1,883,667	36,888,460
Multiline Retail 0.8%			
[f,g]Kohl's Corp.	United States	845,110	42,686,506

22 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Oil, Gas & Consumable Fuels 9.0%			
Apache Corp.	United States	1,385,990	$ 116,187,542
BG Group PLC	United Kingdom	1,601,310	27,245,506
BP PLC	United Kingdom	15,317,067	106,079,437
CONSOL Energy Inc.	United States	1,110,850	30,104,035
Marathon Oil Corp.	United States	1,014,125	35,068,442
Royal Dutch Shell PLC, A	United Kingdom	2,449,648	78,263,799
Total SA, B	France	1,024,060	49,992,952
[a]WPX Energy Inc.	United States	2,607,853	49,392,736
			492,334,449
Paper & Forest Products 0.7%			
Domtar Corp.	United States	611,445	40,661,093
Pharmaceuticals 2.3%			
[a]Hospira Inc.	United States	1,211,731	46,421,415
Novartis AG	Switzerland	194,910	13,841,838
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,693,683	66,392,374
			126,655,627
Real Estate Investment Trusts (REITs) 1.3%			
Spirit Realty Capital Inc.	United States	3,985,521	70,623,432
Real Estate Management & Development 0.6%			
[a]Canary Wharf Group PLC	United Kingdom	8,298,072	35,407,019
Semiconductors & Semiconductor Equipment 0.6%			
[a]ON Semiconductor Corp.	United States	1,928,469	15,582,030
[a]Spansion Inc., A	United States	1,372,675	17,185,891
			32,767,921
Software 3.0%			
[a]Check Point Software Technologies Ltd.	Israel	2,112,806	104,964,202
[f,g]Microsoft Corp.	United States	1,668,361	57,608,505
			162,572,707
Tobacco 8.5%			
Altria Group Inc.	United States	2,026,480	70,906,535
British American Tobacco PLC	United Kingdom	2,658,418	136,220,639
Imperial Tobacco Group PLC	United Kingdom	4,386,398	152,133,382
Lorillard Inc.	United States	1,862,054	81,334,519
Philip Morris International Inc.	United States	298,690	25,872,528
			466,467,603
Wireless Telecommunication Services 3.4%			
[a]T-Mobile U.S. Inc.	United States	1,636,088	40,591,343
Vodafone Group PLC	United Kingdom	50,475,990	144,244,093
			184,835,436
Total Common Stocks and Other Equity Interests (Cost $3,149,009,848)			3,832,175,630

Semiannual Report | 23

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests 11.0%			
Avaya Inc.,			
[f] senior note, 144A, 10.50%, 3/01/21	United States	19,943,000	$ 15,206,537
[f] senior secured note, 144A, 7.00%, 4/01/19	United States	12,639,000	11,469,892
[j,k,l] Tranche B-3 Term Loan, 4.70%, 10/26/17	United States	15,537,000	13,642,543
[j,k,l] Tranche B-5 Term Loan, 6.95%, 3/31/18	United States	5,235,000	4,917,628
[j,k,l] Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien, 1/28/18,			
B5, 4.50%	United States	3,020,000	2,608,525
B6, 5.443%	United States	19,117,000	16,935,272
CDW LLC/Finance Corp., senior sub. note, 12.535%, 10/12/17	United States	69,507,000	73,677,420
[j,k] Cengage Learning Acquisitions Inc., FRN, 2.70%, 7/03/14	United States	20,622,533	15,466,900
Clear Channel Communications Inc.,			
[f] senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	37,367,000	36,432,825
[j,l] Tranche B Term Loan, 3.845%, 1/29/16	United States	13,168,769	12,075,761
[j,l] Tranche C Term Loan, 3.845%, 1/29/16	United States	2,219,891	2,009,001
[j,l] Tranche D Term Loan, 6.945%, 1/30/19	United States	45,389,937	41,489,262
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., second lien, 11.00%, 10/01/21	United States	8,189,000	8,823,648
[i] Hilton Worldwide Inc., FRN, 11/12/15,			
Mezzanine F Loan, 4.443%	United States	4,577,564	4,508,900
Mezzanine G Loan, 4.693%	United States	8,239,433	8,115,841
[j,l] Lee Enterprises Inc.,			
First Lien Extended Term Loan, 7.50%, 12/31/15	United States	17,444,683	17,204,819
Second Lien Term Loan, 15.00%, 4/03/17	United States	41,437,970	41,930,045
Sorenson Communications Inc.,			
[j,k,l] First Lien Term Loan, 9.50%, 10/31/14	United States	69,090,640	69,159,731
[f] senior secured note, 144A, 10.50%, 2/01/15	United States	118,203,000	93,971,385
[j,l] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.693%, 10/10/17	United States	101,650,473	71,460,283
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	53,359,000	5,335,900
[f] senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000	29,892,310
[f] Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,			
senior secured note	Italy	1,118,000	1,168,310
third lien	Italy	2,610,000 EUR	3,550,185
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $617,677,261)			601,052,923
Corporate Bonds and Notes in Reorganization 5.6%			
[f,m] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	69,538,000	81,185,615
[b,m] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[m] Eastman Kodak Co.,			
cvt., senior note, 7.00%, 4/01/17	United States	28,786,000	4,803,261
Roll-Up Junior DIP, 9.75%, 3/01/18	United States	2,968,000	2,983,582
[f] secured note, second lien, 144A, 10.625%, 3/15/19	United States	4,948,000	5,009,850

24 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Principal Amount*	Value
Corporate Bonds and Notes in Reorganization (continued)			
[m]Eastman Kodak Co., (continued)			
senior note, 7.25%, 11/15/13	United States	22,987,000	$ 3,562,985
[i]senior secured note, second lien, 144A, 9.75%, 3/01/18	United States	42,693,000	43,226,663
[m]Nortel Networks Corp., cvt., senior note,			
1.75%, 4/15/12	Canada	76,472,000	74,559,741
2.125%, 4/15/14	Canada	4,481,000	4,366,174
[m]Nortel Networks Ltd., senior note,			
10.125%, 7/15/13	Canada	44,307,000	49,291,537
10.75%, 7/15/16	Canada	20,475,000	22,829,625
[m]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000	11,299,200
[j,l,m]Vertis Inc., senior secured Term Loan, 11.75%, 12/23/15	United States	75,168,887	2,255,067
Total Corporate Bonds and Notes in Reorganization (Cost $330,421,825)			305,373,300
		Shares	
Companies in Liquidation 3.7%			
[a]Adelphia Recovery Trust	United States	38,254,708	53,556
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492	59,774
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	4,749,317	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	13,497,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	16,133,491	—
[a,h,i]KGen Power Corp., 144A	United States	5,377,461	5,377,461
[a,n]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	454,066,643	199,789,323
[a,d,e]Tribune Litigation Trust, Contingent Distribution	United States	1,496,073	—
Total Companies in Liquidation (Cost $204,234,494)			205,280,114
		Principal Amount*	
Asset-Backed Securities 0.6%			
Airlines 0.1%			
American Airlines Inc., first lien, 13.00%, 8/01/16	United States	326,820	348,063
American Airlines Pass Through Trust,			
2009-1A, 10.375%, 7/02/19	United States	761,836	811,832
2011-2A, 8.625%, 4/15/23	United States	3,224,991	3,438,647
			4,598,542
Diversified Financial Services 0.5%			
Master Asset Vehicle, 2009-2,			
[i]A2, FRN, 0.782%, 1/22/17	Canada	8,500,000 CAD	6,973,177
B, zero cpn., 7/15/56	Canada	29,000,000 CAD	23,239,169
			30,212,346
Total Asset-Backed Securities (Cost $31,555,393)			34,810,888
Municipal Bonds (Cost $46,467,297) 0.8%			
New Jersey EDA Energy Facility Revenue, ARC Energy Partners, Series B, 12.00%, 12/01/30	United States	45,225,000	43,160,479

Semiannual Report | 25

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Number of Contracts	Value
Options Purchased 0.0%[†]			
Calls – Exchange-Traded			
Automobiles 0.0%[†]			
General Motors Co., January Strike Price $40, Expires 1/17/15	United States	1,250	$ 355,000
Computers & Peripherals 0.0%[†]			
Apple Inc., January Strike Price $500, Expires 1/18/14	United States	338	199,420
Apple Inc., January Strike Price $500, Expires 1/17/15	United States	200	496,000
			695,420
Energy Equipment & Services 0.0%[†]			
Transocean Ltd., January Strike Price $60, Expires 1/17/15	United States	3,500	875,000
Total Options Purchased (Cost $3,717,498)			1,925,420
Total Investments before Short Term Investments (Cost $4,383,083,616)			5,023,778,754
		Principal Amount*	
Short Term Investments 8.9%			
U.S. Government and Agency Securities 8.9%			
[o]U.S. Treasury Bills,			
11/21/13	United States	60,000,000	59,984,520
[g]7/05/13 – 11/29/13	United States	425,500,000	425,452,591
Total U.S. Government and Agency Securities (Cost $485,405,508)			485,437,111
Total Investments (Cost $4,868,489,124) 100.6%			5,509,215,865
Options Written (0.3)%			(14,064,975)
Securities Sold Short (0.9)%			(50,671,903)
Other Assets, less Liabilities 0.6%			34,522,216
Net Assets 100.0%			$5,479,001,203
		Number of Contracts	
[p]**Options Written (0.3)%**			
Calls – Exchange-Traded			
Health Care Providers & Services (0.1)%			
Cigna Corp., July Strike Price $60, Expires 7/20/13	United States	1,500	$ (1,878,750)
WellPoint Inc., September Strike Price $80, Expires 9/21/13	United States	1,000	(477,000)
			(2,355,750)
Internet Software & Services (0.0)%[†]			
Google Inc., A, September Strike Price $850, Expires 9/21/13	United States	25	(139,875)
Media (0.0)%[†]			
Time Warner Cable Inc., July Strike Price $97.50, Expires 7/20/13	United States	1,475	(2,242,000)
Multiline Retail (0.0)%[†]			
Kohl's Corp., October Strike Price $55, Expires 10/19/13	United States	1,000	(105,000)
Software (0.0)%[†]			
Microsoft Corp., July Strike Price $33, Expires 7/20/13	United States	2,000	(376,000)
			(5,218,625)

26 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Number of Contracts	Value
[p]**Options Written (continued)**			
Puts – Exchange-Traded			
Automobiles (0.0)%[†]			
General Motors Co., January Strike Price $30, Expires 1/18/14	United States	4,500	$ (767,250)
Computers & Peripherals (0.1)%			
Apple Inc., August Strike Price $440, Expires 8/17/13	United States	550	(2,687,850)
Dell Inc., August Strike Price $14, Expires 8/17/13	United States	8,000	(584,000)
			(3,271,850)
Energy Equipment & Services (0.1)%			
Transocean Ltd., January Strike Price $52.50, Expires 1/18/14	United States	4,000	(2,980,000)
Health Care Providers & Services (0.0)%[†]			
Medtronic Inc., January Strike Price $45, Expires 1/18/14	United States	2,250	(279,000)
Insurance (0.0)%[†]			
American International Group Inc., January Strike Price $40, Expires 1/18/14	United States	3,500	(794,500)
Pharmaceuticals (0.0)%[†]			
Teva Pharmaceutical Industries Ltd., ADR, January Strike Price $37.50, Expires 1/18/14	Israel	4,500	(753,750)
			(8,846,350)
Total Options Written (Premiums Received $9,773,129)			$ (14,064,975)
		Principal Amount[*]	
[q]**Securities Sold Short (0.9)%**			
Corporate Notes (0.9)%			
NRG Energy Inc., senior note, 7.875%, 5/15/21	United States	20,000,000	$ (21,450,000)
Texas Industries Inc., senior note, 9.25%, 8/15/20	United States	14,821,000	(16,043,733)
Vulcan Materials Co., senior note,			
6.50%, 12/01/16	United States	8,256,000	(8,978,400)
7.00%, 6/15/18	United States	3,853,000	(4,199,770)
Total Securities Sold Short (Proceeds $49,003,659)			$ (50,671,903)

[†]Rounds to less than 0.1% of net assets.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 9 regarding restricted securities.

[c]At June 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2013, the aggregate value of these securities was $35,407,019 representing 0.65% of net assets.

[f]A portion or all of the security is held in connection with written option contracts open at period end.

[g]Security or a portion of the security has been pledged as collateral for securities sold short, open futures and written options contracts. At June 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $123,380,246, representing 2.25% of net assets.

[h]See Note 11 regarding holdings of 5% voting securities.

[i]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $326,491,033, representing 5.96% of net assets.

Semiannual Report | 27

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[j]The coupon rate shown represents the rate at period end.

[k]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[l]See Note 1(h) regarding senior floating rate interests.

[m]See Note 8 regarding credit risk and defaulted securities.

[n]Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.

[o]The security is traded on a discount basis with no stated coupon rate.

[p]See Note 1(d) regarding written options.

[q]See Note 1(f) regarding securities sold short.

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	390	$63,487,125	9/16/13	$1,364,605	$ —
GBP/USD	Short	722	68,608,050	9/16/13	1,930,045	—
Unrealized appreciation (depreciation)					3,294,650	—
Net unrealized appreciation (depreciation)					$3,294,650	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	FBCO	Buy	21,496,261	$28,513,148	7/17/13	$ —	$(530,370)
Euro	BBU	Buy	1,616,663	2,114,770	7/17/13	—	(10,277)
Euro	DBFX	Buy	1,440,000	1,880,742	7/17/13	—	(6,221)
Euro	BANT	Buy	808,331	1,058,197	7/17/13	—	(5,951)
Euro	SCBT	Buy	8,104,780	10,419,593	7/17/13	130,812	—
Euro	DBFX	Buy	13,621,941	17,527,215	7/17/13	205,159	—
Euro	BBU	Sell	30,532,217	40,771,044	7/17/13	1,025,701	—
Euro	FBCO	Sell	11,464,020	15,399,280	7/17/13	475,981	—
Euro	BANT	Sell	11,417,282	15,393,149	7/17/13	530,692	—
Euro	HAND	Sell	415,039	568,330	7/17/13	28,052	—
Euro	DBFX	Sell	16,191,572	21,145,869	7/17/13	68,475	—
British Pound	BANT	Sell	3,986,005	6,022,873	7/19/13	—	(38,350)
British Pound	HSBC	Sell	898,004	1,357,863	7/19/13	—	(7,665)
British Pound	FBCO	Sell	766,509	1,165,514	7/19/13	—	(60)
British Pound	BANT	Sell	14,979,752	22,971,887	7/19/13	193,286	—
British Pound	HSBC	Sell	42,843,712	65,250,974	7/19/13	101,709	—
British Pound	FBCO	Sell	12,884,119	19,676,171	7/19/13	84,245	—
British Pound	SCBT	Sell	2,700,220	4,181,337	7/19/13	75,312	—
British Pound	DBFX	Sell	766,509	1,166,197	7/19/13	623	—
British Pound	DBFX	Sell	508,137	777,363	8/12/13	4,805	—
Swiss Franc	SCBT	Buy	4,500,000	4,786,725	8/12/13	—	(22,129)
Swiss Franc	FBCO	Sell	1,690,246	1,773,779	8/12/13	—	(15,852)
Swiss Franc	FBCO	Buy	722,592	774,841	8/12/13	—	(9,761)
Swiss Franc	DBFX	Buy	394,134	422,966	8/12/13	—	(5,658)
Swiss Franc	FBCO	Buy	8,923,000	9,182,875	8/12/13	264,789	—
Swiss Franc	DBFX	Sell	11,483,109	12,549,397	8/12/13	391,092	—

28 | Semiannual Report

Mutual Quest Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	FBCO	Sell	11,948,267	$13,050,246	8/12/13	$ 399,431	$ —
Swiss Franc	SCBT	Sell	205,000	219,514	8/12/13	2,460	—
British Pound	BANT	Sell	30,595,159	47,422,496	8/19/13	908,681	—
British Pound	SCBT	Sell	39,596,916	61,375,220	8/19/13	1,176,035	—
British Pound	FBCO	Sell	21,073,140	32,621,221	8/19/13	583,729	—
Euro	DBFX	Sell	5,066,296	6,523,937	8/30/13	—	(72,462)
Euro	BANT	Sell	6,408,713	8,290,262	8/30/13	—	(53,986)
Euro	SCBT	Sell	2,116,018	2,718,851	8/30/13	—	(36,239)
Euro	BANT	Sell	15,572,507	20,376,106	8/30/13	100,448	—
Euro	BBU	Sell	15,112,134	19,766,823	8/30/13	90,578	—
Euro	HSBC	Sell	920,746	1,203,654	8/30/13	4,828	—
Euro	FBCO	Sell	8,955,544	11,712,030	8/30/13	51,766	—
Euro	SCBT	Sell	2,111,388	2,753,799	8/30/13	4,737	—
Euro	HAND	Sell	756,411	987,305	8/30/13	2,445	—
Euro	DBFX	Sell	5,818,925	7,625,556	8/30/13	49,220	—
Canadian Dollar	DBFX	Sell	26,915,884	26,276,893	9/18/13	727,554	—
Canadian Dollar	SCBT	Sell	1,516,571	1,488,349	9/18/13	48,776	—
Euro	SCBT	Sell	4,184,333	5,440,512	10/16/13	—	(8,855)
Euro	DBFX	Sell	1,117,333	1,454,298	10/16/13	—	(834)
Euro	BANT	Sell	61,822,183	80,858,441	10/16/13	345,799	—
Euro	BBU	Sell	39,701,012	51,986,490	10/16/13	282,826	—
Euro	FBCO	Sell	3,730,787	4,891,588	10/16/13	32,886	—
Euro	SCBT	Sell	433,654	569,656	10/16/13	4,898	—
Euro	DBFX	Sell	33,400,080	44,108,146	10/16/13	610,350	—
British Pound	BANT	Sell	43,839,176	66,723,226	10/21/13	99,973	—
British Pound	FBCO	Sell	8,537,492	13,241,224	10/21/13	266,630	—
Danish Krone	DBFX	Buy	9,350,000	1,675,104	11/14/13	—	(40,896)
Danish Krone	DBFX	Sell	13,325,359	2,301,764	11/14/13	—	(27,264)
Danish Krone	DBFX	Buy	973,231	169,237	11/14/13	866	—
Danish Krone	FBCO	Buy	17,133,200	2,985,710	11/14/13	8,858	—
Danish Krone	FBCO	Sell	314,862,959	55,737,822	11/14/13	705,572	—
Euro	BANT	Sell	4,992,516	6,483,750	11/18/13	—	(29,626)
Euro	DBFX	Sell	2,188,679	2,833,770	11/18/13	—	(17,126)
Euro	BANT	Sell	1,074,378	1,399,834	11/18/13	387	—
Euro	HSBC	Sell	1,074,377	1,400,486	11/18/13	1,040	—
Euro	SCBT	Sell	778,567	1,014,994	11/18/13	862	—
British Pound	FBCO	Sell	37,662,462	57,133,955	11/21/13	—	(92,240)
British Pound	DBFX	Sell	30,089,975	45,676,582	11/21/13	—	(43,604)
British Pound	BANT	Sell	32,954,655	50,041,644	11/21/13	—	(31,278)
British Pound	SSBT	Buy	1,101,279	1,698,381	11/21/13	—	(25,044)
British Pound	HSBC	Buy	987,072	1,515,817	11/21/13	—	(16,011)
Norwegian Krone	DBFX	Buy	11,843,308	2,027,384	11/21/13	—	(87,440)
Norwegian Krone	BBU	Buy	4,480,050	757,460	11/21/13	—	(23,624)
Norwegian Krone	FBCO	Sell	191,743,768	32,526,509	11/21/13	1,118,712	—
Unrealized appreciation (depreciation)						11,211,080	(1,258,823)
Net unrealized appreciation (depreciation)						$ 9,952,257	

See Abbreviations on page 49.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Mutual Quest Fund

Financial Statements *(continued)*

Statement of Operations

for the six months ended June 30, 2013 (unaudited)

Investment income:	
Dividends	$ 58,972,953
Interest	36,871,216
Total investment income	95,844,169
Expenses:	
Management fees (Note 3a)	15,909,540
Administrative fees (Note 3b)	2,029,838
Distribution fees: (Note 3c)	
Class A	1,769,929
Class B	1,187
Class C	1,753,750
Class R	703
Transfer agent fees: (Note 3e)	
Class Z	1,603,306
Class A	499,158
Class B	100
Class C	148,373
Class R	119
Custodian fees (Note 4)	118,917
Reports to shareholders	165,830
Registration and filing fees	64,961
Professional fees	121,399
Trustees' fees and expenses	123,794
Dividends and interest on securities sold short	2,037,605
Other	48,607
Total expenses	26,397,116
Net investment income	69,447,053
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments:	
Unaffiliated issuers	264,062,497
Non-controlled affiliated issuers (Note 11)	(11,006,405)
Written options	12,483,539
Foreign currency transactions	4,386,461
Futures contracts	510,529
Securities sold short	(865,159)
Net realized gain (loss)	269,571,462
Net change in unrealized appreciation (depreciation) on:	
Investments	209,312,695
Translation of other assets and liabilities denominated in foreign currencies	36,637,684
Net change in unrealized appreciation (depreciation)	245,950,379
Net realized and unrealized gain (loss)	515,521,841
Net increase (decrease) in net assets resulting from operations	$584,968,894

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Mutual Quest Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Quest Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class C, Class R and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security

34 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Semiannual Report | 35

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

36 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had no OTC derivatives in a net liability position for such contracts. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2013, the Fund received $4,695,255 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Semiannual Report | 37

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 7 and 10 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less

38 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Securities Lending (continued)

than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2013, the Fund had no securities on loan.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 39

Mutual Quest Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class Z Shares:				
Shares sold	4,967,643	$ 88,391,276	9,807,945	$ 168,953,685
Shares issued in reinvestment of distributions	—	—	19,782,561	332,370,140
Shares redeemed	(10,890,036)	(194,688,622)	(23,313,362)	(402,031,292)
Net increase (decrease)	(5,922,393)	$(106,297,346)	6,277,144	$ 99,292,533
Class A Shares:				
Shares sold	5,760,961	$ 101,774,451	8,770,043	$ 149,858,561
Shares issued in reinvestment of distributions	—	—	6,123,013	102,021,441
Shares redeemed	(6,194,181)	(109,832,303)	(15,603,877)	(266,579,367)
Net increase (decrease)	(433,220)	$ (8,057,852)	(710,821)	$ (14,699,365)
Class B Shares[a]:				
Shares sold	619	$ 10,718	3,030	$ 51,346
Shares issued in reinvestment of distributions	—	—	6,505	109,113
Shares redeemed	(58,326)	(1,001,717)	(386,598)	(6,484,204)
Net increase (decrease)	(57,707)	$ (990,999)	(377,063)	$ (6,323,745)
Class C Shares:				
Shares sold	1,094,263	$ 19,160,953	1,740,897	$ 29,377,738
Shares issued in reinvestment of distributions	—	—	1,725,746	28,458,374
Shares redeemed	(1,695,963)	(29,588,599)	(4,137,143)	(69,812,580)
Net increase (decrease)	(601,700)	$ (10,427,646)	(670,500)	$ (11,976,468)
Class R Shares:				
Shares sold	6,423	$ 110,478	6,047	$ 102,759
Shares issued in reinvestment of distributions	—	—	1,193	19,794
Shares redeemed	(2,393)	(41,154)	(6,316)	(105,572)
Net increase (decrease)	4,030	$ 69,324	924	$ 16,981
Class R6 Shares[b]:				
Shares sold	275	$ 5,000		

[a]Effective March 22, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to June 30, 2013.

Semiannual Report | 41

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $7 billion
0.550%	Over $7 billion, up to and including $10 billion
0.540%	In excess of $10 billion

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

42 | Semiannual Report

// Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$275,811
CDSC retained	$ 9,240

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $2,251,056, of which $1,283,301 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose

Semiannual Report | 43

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

5. Independent Trustees' Retirement Plan *(continued)*

length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$283,483
[b]Increase in projected benefit obligation	$ 34,288
Benefit payments made to retired trustees	$ 3,373

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

6. Income Taxes

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,895,456,479
Unrealized appreciation	$ 845,016,406
Unrealized depreciation	(231,257,020)
Net unrealized appreciation (depreciation)	$ 613,759,386

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles and wash sales.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2013, aggregated $2,035,267,462 and $1,911,545,326, respectively.

Transactions in options written during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	34,733	$ 2,437,366
Options written	145,835	29,372,386
Options expired	(35,213)	(2,162,517)
Options exercised	(12,675)	(2,042,025)
Options closed	(98,380)	(17,832,081)
Options outstanding at June 30, 2013	34,300	$ 9,773,129

See Notes 1(d) and 10 regarding derivative financial instruments and other derivative information, respectively.

44 | Semiannual Report

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

8. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2013, the aggregate value of distressed company securities for which interest recognition has been discontinued was $305,373,300, representing 5.57% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
4,749,317	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ —	$ —
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	9,272	—
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
350,236	Imagine Group Holdings Ltd.	8/31/04	3,586,942	3,052,832
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,569,319	518,809
18,661,349	International Automotive Components Group North America, LLC	1/02/06 - 3/18/13	15,279,344	8,376,147
97,300	Olympus Re Holdings Ltd.	12/19/01	9,138,818	—
	Total Restricted Securities (Value is 0.22% of Net Assets)		$29,583,695	$11,947,788

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Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

10. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	**Statement of Assets and Liabilities Location**	**Fair Value Amount**	**Statement of Assets and Liabilities Location**	**Fair Value Amount**
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation (depreciation)	$14,505,730[a]	Unrealized depreciation on forward exchange contracts	$ 1,258,823
Equity contracts	Investments, at value	1,925,420	Options written, at value	14,064,975

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$ 6,867,992	$36,927,564
Equity contracts	Net realized gain (loss) from investments and written options / Net change in unrealized appreciation (depreciation) on investments	(2,914,087)	5,947,189

For the period ended June 30, 2013, the average month end market value of derivatives represented 0.59% of average month end net assets. The average month end number of open derivative contracts for the period was 137.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

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Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

11. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Imagine Group Holdings Ltd.	350,236	—	—	350,236	$3,052,832	$—	$ —
KGen Power Corp., 144A	5,377,461	—	—	5,377,461	5,377,461	—	—
White River Capital Inc.	549,751	—	549,751	—	—	—	(11,006,405)
Total Affiliated Securities (Value is 0.15% of Net Assets)					$8,430,293	$—	$(11,006,405)

12. Credit Facility

13. Fair Value Measurements

Semiannual Report | 47

Mutual Quest Fund

Notes to Financial Statements (unaudited) *(continued)*

13. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ —	$ —	$ 8,894,956	$ 8,894,956
Insurance	471,978,088	—	3,052,832[b]	475,030,920
Media	238,181,074	40,099,777	—	278,280,851
Real Estate Management & Development	—	—	35,407,019	35,407,019
All Other Equity Investments[c]	3,034,561,884	—	—[b]	3,034,561,884
Corporate Bonds, Notes and Senior Floating Rate Interests	—	601,052,923	—	601,052,923
Corporate Bonds and Notes in Reorganization	—	305,373,300	—[b]	305,373,300
Companies in Liquidation	—	205,280,114	—[b]	205,280,114
Asset-Backed Securities	—	34,810,888	—	34,810,888
Municipal Bonds	—	43,160,479	—	43,160,479
Options Purchased	1,925,420	—	—	1,925,420
Short Term Investments	485,437,111	—	—	485,437,111
Total Investments in Securities	$4,232,083,577	$1,229,777,481	$47,354,807	$5,509,215,865
Futures Contracts	$ 3,294,650	$ —	$ —	$ 3,294,650
Forward Exchange Contracts	—	11,211,080	—	11,211,080
Liabilities:				
Options Written	14,064,975	—	—	14,064,975
Securities Sold Short	—	50,671,903	—	50,671,903
Forward Exchange Contracts	—	1,258,823	—	1,258,823

[a]Includes common stocks as well as other equity investments.
[b]Includes securities determined to have no value at June 30, 2013.
[c]For detailed categories, see the accompanying Statement of Investments.

48 | Semiannual Report

Semiannual Report | 49

Mutual Quest Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the

50 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 51

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

52 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods in the second-best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was in the best performing quin-tile and exceeded 8%, as shown in the Lipper Section 15(c) Report. The Board was satisfied with such comparative performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropri¬ate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

Semiannual Report | 53

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point

54 | Semiannual Report

Mutual Quest Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 55

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

MUTUAL QUEST FUND

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

475 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

VALUE

Mutual Shares Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · **Mutual Series**

Semiannual Report

Mutual Shares Fund

Your Fund's Goals and Main Investments: Mutual Shares Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in equity securities of companies the Fund's managers believe are at prices below their intrinsic value. The Fund may invest up to 35% of its assets in foreign securities.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call (800) 342-5236 for most recent month-end performance.*

This semiannual report for Mutual Shares Fund covers the period ended June 30, 2013.

Performance Overview

Mutual Shares Fund – Class Z delivered a +12.50% cumulative total return for the six months ended June 30, 2013. For comparison, the Fund's benchmark, the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +13.82% total return.[1] You can find the Fund's short- and long-term performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 22.

Semiannual Report | 5

Geographic Breakdown
Based on Total Net Assets as of 6/30/13

U.S.
73.7%
U.K.
11.7%
France
1.5%
Israel
1.0%
Denmark
1.0%
Other
3.6%
Short-Term Investments & Other Net Assets
7.5%

remained about how the expired payroll tax cut, far-reaching federal spending cuts, and future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the S&P 500 and Dow Jones Industrial Average reached all-time highs during the period, even though Chairman Bernanke's statements sparked sell-offs. Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. was slow by the standards of previous recoveries, while the eurozone economy continued to contract. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

The MSCI All Country World Index, which measures global developed and emerging stock performance, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's

6 | Semiannual Report

Semiannual Report | 7

8 | Semiannual Report

Thank you for your continued participation in Mutual Shares Fund. We look forward to continuing to serve your investment needs.

Peter A. Langerman
Co-Portfolio Manager

F. David Segal, CFA
Co-Portfolio Manager

Debbie A. Turner, CFA
Assistant Portfolio Manager

Mutual Shares Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Peter Langerman has been portfolio manager for Mutual Shares Fund since 2005. He has been portfolio manager of Mutual Global Discovery Fund since 2009. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual Advisers and member of the management team of the Funds, including Mutual Shares Fund. From 2002 to 2005, he served as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation, the Fund’s former manager.

F. David Segal has been portfolio manager for Mutual Shares Fund since 2005. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999 to 2002.

Debbie Turner has been assistant portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996. Between 1993 and 1996, Ms. Turner was employed at Heine Securities Corporation, the Fund’s former manager.

Semiannual Report | 11

12 | Semiannual Report

Semiannual Report | 13

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s investments in foreign securities involve special risks including currency fluctuations, and economic and political uncertainties. The Fund may also invest in companies engaged in mergers, reorganizations or liquidations, which involve special risks as pending deals may not be completed on time or on favorable terms, as well as lower rated bonds, which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class Z: Class C:

Shares are available to certain eligible investors as described in the prospectus.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

14 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 15

16 | Semiannual Report

Mutual Shares Fund

Financial Highlights

Class Z	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$22.48	$19.96	$20.80	$19.19	$15.32	$25.33
Income from investment operations[a]:						
Net investment income[b]	0.22	0.39	0.47[c]	0.56[d]	0.24[e]	0.45
Net realized and unrealized gains (losses)	2.59	2.62	(0.80)	1.68	4.06	(9.99)
Total from investment operations	2.81	3.01	(0.33)	2.24	4.30	(9.54)
Less distributions from:						
Net investment income	—	(0.49)	(0.51)	(0.63)	(0.43)	(0.27)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	—	(0.49)	(0.51)	(0.63)	(0.43)	(0.47)
Redemption fees[f]	—	—	—	—	—	—[g]
Net asset value, end of period	$25.29	$22.48	$19.96	$20.80	$19.19	$15.32
Total return[h]	12.50%	15.14%	(1.50)%	11.75%	28.20%	(37.92)%
Ratios to average net assets[i]						
Expenses before waiver and payments by affiliates[j]	0.80%	0.82%	0.86%	0.85%	0.90%[k]	0.79%[k]
Expenses net of waiver and payments by affiliates[j]	0.80%	0.82%	0.86%	0.85%[l]	0.88%[k]	0.79%[k]
Expenses incurred in connection with securities sold short	—%	—%[m]	—%[m]	0.02%	0.05%	0.01%
Net investment income	1.91%	1.82%	2.24%[c]	2.83%[d]	1.48%[e]	2.14%
Supplemental data						
Net assets, end of period (000's)	$6,257,408	$7,575,308	$7,540,502	$8,635,954	$8,472,347	$7,236,112
Portfolio turnover rate	14.22%	21.57%	29.44%	28.25%	47.87%	37.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.87%.

[d]Net investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.73%.

[e]Net investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.95%.

[f]Effective September 1, 2008, the redemption fee was eliminated.

[g]Amount rounds to less than $0.01 per share.

[h]Total return is not annualized for periods less than one year.

[i]Ratios are annualized for periods less than one year.

[j]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[k]Benefit of expense reduction rounds to less than 0.01%.

[l]Benefit of waiver and payments by affiliates rounds to less than 0.01%.

[m]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Mutual Shares Fund

Financial Highlights *(continued)*

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$22.32	$19.81	$20.64	$19.06	$15.22	$25.14
Income from investment operations[a]:						
Net investment income[b]	0.19	0.33	0.40[c]	0.49[d]	0.19[e]	0.39
Net realized and unrealized gains (losses)	2.56	2.60	(0.79)	1.66	4.02	(9.90)
Total from investment operations	2.75	2.93	(0.39)	2.15	4.21	(9.51)
Less distributions from:						
Net investment income	—	(0.42)	(0.44)	(0.57)	(0.37)	(0.21)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	—	(0.42)	(0.44)	(0.57)	(0.37)	(0.41)
Redemption fees[f]	—	—	—	—	—	—[g]
Net asset value, end of period	$25.07	$22.32	$19.81	$20.64	$19.06	$15.22
Total return[h]	12.32%	14.75%	(1.79)%	11.41%	27.84%	(38.10)%
Ratios to average net assets[i]						
Expenses before waiver and payments by affiliates[j]	1.10%	1.12%	1.16%	1.15%	1.20%[k]	1.08%[k]
Expenses net of waiver and payments by affiliates[j]	1.10%	1.12%	1.16%	1.15%[l]	1.18%[k]	1.08%[k]
Expenses incurred in connection with securities sold short	—%	—%[m]	—%[m]	0.02%	0.05%	0.01%
Net investment income	1.61%	1.52%	1.94%[c]	2.53%[d]	1.18%[e]	1.85%
Supplemental data						
Net assets, end of period (000's)	$4,981,181	$4,633,895	$4,681,967	$5,368,887	$5,100,309	$4,624,696
Portfolio turnover rate	14.22%	21.57%	29.44%	28.25%	47.87%	37.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.

[d]Net investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.43%.

[e]Net investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.65%.

[f]Effective September 1, 2008, the redemption fee was eliminated.

[g]Amount rounds to less than $0.01 per share.

[h]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[i]Ratios are annualized for periods less than one year.

[j]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[k]Benefit of expense reduction rounds to less than 0.01%.

[l]Benefit of waiver and payments by affiliates rounds to less than 0.01%.

[m]Rounds to less than 0.01%.

Mutual Shares Fund

Financial Highlights *(continued)*

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$22.13	$19.65	$20.46	$18.89	$15.10	$24.86
Income from investment operations[a]:						
Net investment income[b]	0.11	0.17	0.25[c]	0.35[d]	0.08[e]	0.24
Net realized and unrealized gains (losses)	2.54	2.57	(0.77)	1.65	3.96	(9.75)
Total from investment operations	2.65	2.74	(0.52)	2.00	4.04	(9.51)
Less distributions from:						
Net investment income	—	(0.26)	(0.29)	(0.43)	(0.25)	(0.05)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	—	(0.26)	(0.29)	(0.43)	(0.25)	(0.25)
Redemption fees[f]	—	—	—	—	—	—[g]
Net asset value, end of period	$24.78	$22.13	$19.65	$20.46	$18.89	$15.10
Total return[h]	11.97%	13.97%	(2.44)%	10.62%	26.92%	(38.53)%
Ratios to average net assets[i]						
Expenses before waiver and payments by affiliates[j]	1.80%	1.82%	1.86%	1.85%	1.90%[k]	1.77%[k]
Expenses net of waiver and payments by affiliates[j]	1.80%	1.82%	1.86%	1.85%[l]	1.88%[k]	1.77%[k]
Expenses incurred in connection with securities sold short	—%	—%[m]	—%[m]	0.02%	0.05%	0.01%
Net investment income	0.91%	0.82%	1.24%[c]	1.83%[d]	0.48%[e]	1.16%
Supplemental data						
Net assets, end of period (000's)	$1,118,874	$1,043,695	$1,065,446	$1,292,711	$1,355,155	$1,296,171
Portfolio turnover rate	14.22%	21.57%	29.44%	28.25%	47.87%	37.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.

[d]Net investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.73%.

[e]Net investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.95%.

[f]Effective September 1, 2008, the redemption fee was eliminated.

[g]Amount rounds to less than $0.01 per share.

[h]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[i]Ratios are annualized for periods less than one year.

[j]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[k]Benefit of expense reduction rounds to less than 0.01%.

[l]Benefit of waiver and payments by affiliates rounds to less than 0.01%.

[m]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Mutual Shares Fund

Financial Highlights *(continued)*

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$22.20	$19.70	$20.52	$18.95	$15.15	$25.00
Income from investment operations[a]:						
Net investment income[b]	0.17	0.28	0.36[c]	0.45[d]	0.16[e]	0.34
Net realized and unrealized gains (losses)	2.54	2.59	(0.78)	1.66	3.99	(9.83)
Total from investment operations	2.71	2.87	(0.42)	2.11	4.15	(9.49)
Less distributions from:						
Net investment income	—	(0.37)	(0.40)	(0.54)	(0.35)	(0.16)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	—	(0.37)	(0.40)	(0.54)	(0.35)	(0.36)
Redemption fees[f]	—	—	—	—	—	—[g]
Net asset value, end of period	$24.91	$22.20	$19.70	$20.52	$18.95	$15.15
Total return[h]	12.21%	14.52%	(1.94)%	11.18%	27.51%	(38.19)%
Ratios to average net assets[i]						
Expenses before waiver and payments by affiliates[j]	1.30%	1.32%	1.36%	1.35%	1.40%[k]	1.29%[k]
Expenses net of waiver and payments by affiliates[j]	1.30%	1.32%	1.36%	1.35%[l]	1.38%[k]	1.29%[k]
Expenses incurred in connection with securities sold short	—%	—%[m]	—%[m]	0.02%	0.05%	0.01%
Net investment income	1.41%	1.32%	1.74%[c]	2.33%[d]	0.98%[e]	1.64%
Supplemental data						
Net assets, end of period (000's)	$199,595	$191,304	$218,757	$259,834	$227,649	$173,496
Portfolio turnover rate	14.22%	21.57%	29.44%	28.25%	47.87%	37.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.08 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.

[d]Net investment income per share includes approximately $0.21 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.

[e]Net investment income per share includes approximately $(0.08) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.45%.

[f]Effective September 1, 2008, the redemption fee was eliminated.

[g]Amount rounds to less than $0.01 per share.

[h]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[i]Ratios are annualized for periods less than one year.

[j]Includes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

[k]Benefit of expense reduction rounds to less than 0.01%.

[l]Benefit of waiver and payments by affiliates rounds to less than 0.01%.

[m]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 85.8%			
Aerospace & Defense 1.4%			
Huntington Ingalls Industries Inc.	United States	2,190,346	$ 123,710,742
Raytheon Co.	United States	1,118,604	73,962,097
			197,672,839
Auto Components 0.2%			
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	1,588,403
[a,b,c,d] International Automotive Components Group North America, LLC	United States	63,079,866	28,313,398
			29,901,801
Automobiles 1.0%			
[a] General Motors Co.	United States	4,526,480	150,777,049
Beverages 1.8%			
Coca-Cola Enterprises Inc.	United Kingdom	2,695,770	94,783,273
Dr. Pepper Snapple Group Inc.	United States	1,945,328	89,348,915
Pernod Ricard SA	France	735,177	81,521,984
			265,654,172
Capital Markets 0.9%			
Morgan Stanley	United States	5,548,890	135,559,382
Chemicals 0.4%			
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Linde AG	Germany	278,239	51,917,038
			51,917,038
Commercial Banks 4.9%			
[a,c,g] Bond Street Holdings LLC, A, 144A	United States	1,647,570	23,889,765
[a] CIT Group Inc.	United States	1,810,712	84,433,501
Columbia Banking System Inc.	United States	1,102,002	26,238,668
[a,b] Columbia Banking System Inc., wts., C, 10/23/16	United States	50,163	7,623,823
[b] First Southern Bancorp Inc.	United States	453,016	2,247,775
[c] Guaranty Bancorp	United States	1,146,366	13,011,254
KB Financial Group Inc.	South Korea	2,379,621	71,238,654
PNC Financial Services Group Inc.	United States	3,438,533	250,737,826
Societe Generale	France	1,886,540	64,828,228
State Bank Financial Corp.	United States	1,467,000	22,049,010
SunTrust Banks Inc.	United States	1,863,736	58,838,145
Wells Fargo & Co.	United States	2,093,160	86,384,713
			711,521,362
Communications Equipment 1.3%			
Cisco Systems Inc.	United States	8,126,460	197,554,243
Computers & Peripherals 3.6%			
Apple Inc.	United States	665,640	263,646,691
Dell Inc.	United States	8,865,408	118,353,197
Hewlett-Packard Co.	United States	5,624,900	139,497,520
			521,497,408
Consumer Finance 0.0%[†]			
[a] Comdisco Holding Co. Inc.	United States	2,122	10,504

22 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Containers & Packaging 0.7%			
MeadWestvaco Corp.	United States	2,970,218	$ 101,314,136
Diversified Financial Services 3.1%			
Citigroup Inc.	United States	3,362,406	161,294,616
[a] ING Groep NV, IDR	Netherlands	10,399,861	94,758,850
JPMorgan Chase & Co.	United States	2,085,950	110,117,300
NYSE Euronext	United States	2,162,089	89,510,485
			455,681,251
Diversified Telecommunication Services 0.0%			
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
[a,e,f] Marconi Corp., Contingent Distribution	United Kingdom	77,739,439	—
			—
Electric Utilities 1.0%			
Entergy Corp.	United States	821,510	57,242,817
Exelon Corp.	United States	2,855,950	88,191,736
			145,434,553
Electronic Equipment, Instruments & Components 0.9%			
TE Connectivity Ltd.	United States	2,752,164	125,333,549
Energy Equipment & Services 2.5%			
Baker Hughes Inc.	United States	3,257,098	150,249,931
Ensco PLC, A	United States	1,076,335	62,556,590
Transocean Ltd.	United States	3,071,412	147,274,205
			360,080,726
Food & Staples Retailing 5.0%			
CVS Caremark Corp.	United States	5,156,336	294,839,293
The Kroger Co.	United States	6,608,762	228,266,639
Wal-Mart Stores Inc.	United States	927,808	69,112,418
Walgreen Co.	United States	3,189,150	140,960,430
			733,178,780
Health Care Equipment & Supplies 2.3%			
Medtronic Inc.	United States	5,371,395	276,465,701
Stryker Corp.	United States	865,772	55,998,133
			332,463,834
Health Care Providers & Services 2.6%			
Cigna Corp.	United States	3,430,230	248,657,373
UnitedHealth Group Inc.	United States	165,968	10,867,584
WellPoint Inc.	United States	1,492,680	122,160,931
			381,685,888
Independent Power Producers & Energy Traders 0.9%			
NRG Energy Inc.	United States	4,875,199	130,167,813

Semiannual Report | 23

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Insurance 9.1%			
ACE Ltd.	United States	2,345,100	$ 209,839,548
[a] Alleghany Corp.	United States	377,389	144,656,978
[a] American International Group Inc.	United States	6,686,309	298,878,012
CNO Financial Group Inc.	United States	3,530,090	45,749,966
MetLife Inc.	United States	3,619,960	165,649,370
[a,b] Olympus Re Holdings Ltd.	United States	202,380	—
[c] White Mountains Insurance Group Ltd.	United States	655,346	376,784,629
Zurich Insurance Group AG	Switzerland	352,340	91,361,909
			1,332,920,412
Internet Software & Services 0.5%			
[a] Google Inc., A	United States	82,278	72,435,083
Machinery 2.2%			
Caterpillar Inc.	United States	969,886	80,005,896
[a,c] Federal Signal Corp.	United States	3,360,800	29,407,000
Fiat Industrial SpA	Italy	5,994,599	66,831,577
[a] Oshkosh Corp.	United States	2,045,040	77,650,169
Stanley Black & Decker Inc.	United States	926,153	71,591,627
			325,486,269
Marine 1.0%			
A.P. Moller-Maersk AS, B	Denmark	20,138	144,233,213
Media 5.9%			
British Sky Broadcasting Group PLC	United Kingdom	10,271,574	123,800,580
Comcast Corp., Special A	United States	846,676	33,587,637
Reed Elsevier PLC	United Kingdom	16,852,410	191,520,095
Time Warner Cable Inc.	United States	1,469,924	165,337,052
[a] Tribune Co., A	United States	766,463	43,611,745
[a] Tribune Co., B	United States	469,946	26,669,435
Twenty-First Century Fox Inc., B	United States	8,524,052	279,759,387
			864,285,931
Metals & Mining 2.4%			
Anglo American PLC	United Kingdom	4,301,023	82,844,440
Freeport-McMoRan Copper & Gold Inc., B	United States	6,592,813	182,027,567
[a] ThyssenKrupp AG	Germany	4,032,388	79,229,997
			344,102,004
Multi-Utilities 0.4%			
GDF Suez	France	3,346,939	65,544,190
Multiline Retail 0.7%			
Kohl's Corp.	United States	2,129,900	107,581,249
Office Electronics 1.2%			
Xerox Corp.	United States	18,652,685	169,179,853
Oil, Gas & Consumable Fuels 8.1%			
Apache Corp.	United States	2,569,967	215,440,334
BG Group PLC	United Kingdom	6,265,349	106,601,846

24 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Oil, Gas & Consumable Fuels (continued)			
BP PLC	United Kingdom	15,851,497	$ 109,780,670
CONSOL Energy Inc.	United States	4,337,760	117,553,296
Marathon Oil Corp.	United States	6,926,623	239,522,623
Murphy Oil Corp.	United States	1,576,220	95,976,036
Petroleo Brasileiro SA, ADR	Brazil	4,479,680	60,117,305
Royal Dutch Shell PLC, A	United Kingdom	6,957,301	222,278,797
[a] WPX Energy Inc.	United States	1,130,869	21,418,659
			1,188,689,566
Paper & Forest Products 1.4%			
Domtar Corp.	United States	548,278	36,460,487
International Paper Co.	United States	3,656,500	162,019,515
			198,480,002
Personal Products 0.8%			
Avon Products Inc.	United States	5,317,700	111,831,231
Pharmaceuticals 5.5%			
Eli Lilly & Co.	United States	1,091,320	53,605,638
[a] Hospira Inc.	United States	1,653,558	63,347,807
Merck & Co. Inc.	United States	8,897,690	413,297,701
Pfizer Inc.	United States	3,761,100	105,348,411
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,823,970	149,899,624
Zoetis Inc.	United States	511,303	15,794,150
			801,293,331
Real Estate Investment Trusts (REITs) 0.7%			
[c] Alexander's Inc.	United States	326,675	95,947,714
Real Estate Management & Development 0.6%			
[f] Canary Wharf Group PLC	United Kingdom	14,262,931	60,858,458
[a] Forestar Group Inc.	United States	1,431,256	28,710,995
			89,569,453
Software 3.5%			
Microsoft Corp.	United States	10,929,980	377,412,210
Symantec Corp.	United States	5,796,743	130,252,815
			507,665,025
Tobacco 5.6%			
Altria Group Inc.	United States	3,982,209	139,337,493
British American Tobacco PLC	United Kingdom	4,864,275	249,251,491
Imperial Tobacco Group PLC	United Kingdom	5,890,319	204,293,854
Lorillard Inc.	United States	3,265,821	142,651,061
Philip Morris International Inc.	United States	944,754	81,834,592
			817,368,491
Wireless Telecommunication Services 1.7%			
Vodafone Group PLC	United Kingdom	89,158,600	254,786,510
Total Common Stocks and Other Equity Interests (Cost $9,847,249,720)			12,518,805,855

Semiannual Report | 25

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares	Value
Convertible Preferred Stocks 0.0%†			
Commercial Banks 0.0%†			
Columbia Banking System Inc., cvt. pfd., B	United States	7,558	$ 2,097,567
[b] First Southern Bancorp Inc., cvt. pfd., C	United States	774	1,456,136
Total Convertible Preferred Stocks (Cost $1,529,800)			3,553,703
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.5%			
Avaya Inc.,			
[g] senior note, 144A, 10.50%, 3/01/21	United States	53,569,000	40,846,363
[g] senior secured note, 144A, 7.00%, 4/01/19	United States	33,947,000	30,806,903
[h,i,j] Tranche B-3 Term Loan, 4.70%, 10/26/17	United States	41,749,000	36,658,461
[h,i,j] Tranche B-5 Term Loan, 6.95%, 3/31/18	United States	14,072,000	13,218,885
[h,i,j] Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan, first lien, 1/28/18,			
B5, 4.50%	United States	4,018,000	3,470,548
B6, 5.443%	United States	25,440,000	22,536,660
[h,i] Cengage Learning Acquisitions Inc., FRN, 2.70%, 7/03/14	United States	55,683,143	41,762,357
Clear Channel Communications Inc.,			
[g] senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	74,295,000	72,437,625
[h,i] Tranche B Term Loan, 3.845%, 1/29/16	United States	28,454,387	26,092,673
[h,i] Tranche C Term Loan, 3.845%, 1/29/16	United States	3,625,037	3,280,658
[h,i] Tranche D Term Loan, 6.945%, 1/30/19	United States	94,620,527	86,489,122
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., second lien, 11.00%, 10/01/21	United States	13,525,000	14,573,188
[h] Hilton Worldwide Inc., FRN, 11/12/15			
Mezzanine F Loan, 4.443%	United States	12,802,461	12,610,424
Mezzanine G Loan, 4.693%	United States	23,044,976	22,699,301
[h,i] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.693%, 10/10/17	United States	194,177,556	136,506,822
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	98,536,000	9,853,600
[g] senior secured note, 144A, 11.50%, 10/01/20	United States	98,672,000	74,250,680
[g] Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,			
senior secured note	Italy	3,027,000	3,163,215
third lien	Italy	7,079,000 EUR	9,629,027
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $708,688,782)			660,886,512
Corporate Notes in Reorganization 0.8%			
[g,k] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	96,033,000	112,118,527
[b,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
Total Corporate Notes in Reorganization (Cost $99,366,391)			112,118,527

26 | Semiannual Report

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares	Value
Companies in Liquidation 1.3%			
[a] Adelphia Recovery Trust	United States	99,967,609	$ 139,955
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	146,462
[a,b] AET&D Holdings No. 1 Pty. Ltd.	Australia	14,234,065	—
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	185,011,495
[a,e,f] Tribune Litigation Trust, Contingent Distribution	United States	995,004	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
		Principal Amount*	
[f,k] Peregrine Investments Holdings Ltd.,			
6.70%, 1/15/98	Hong Kong	95,000,000 JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000 JPY	—
zero cpn., 1/22/98	Hong Kong	500,000	—
[f,k] PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	22,710,000	—
Total Companies in Liquidation (Cost $197,146,904)			185,297,912
Asset-Backed Securities 0.1%			
Airlines 0.1%			
American Airlines Inc., first lien, 13.00%, 8/01/16	United States	1,244,562	1,325,459
American Airlines Pass Through Trust,			
2009-1A, 10.375%, 7/02/19	United States	2,067,258	2,202,922
2011-2A, 8.625%, 4/15/23	United States	8,734,958	9,313,649
Total Asset-Backed Securities (Cost $12,620,349)			12,842,030
Total Investments before Short Term Investments (Cost $10,866,601,946)			13,493,504,539
Short Term Investments 7.9%			
U.S. Government and Agency Securities 7.9%			
[m] U.S. Treasury Bills,			
[n] 9/05/13	United States	150,000,000	149,995,200
9/12/13	United States	150,000,000	149,995,500
7/05/13 - 11/29/13	United States	864,500,000	864,427,212
Total U.S. Government and Agency Securities (Cost $1,164,283,944)			1,164,417,912
Total Investments (Cost $12,030,885,890) 100.4%			14,657,922,451
Other Assets, less Liabilities (0.4)%			(64,851,462)
Net Assets 100.0%			$14,593,070,989

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 9 regarding restricted securities.

[c]See Note 11 regarding holdings of 5% voting securities.

[d]At June 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Semiannual Report | 27

Mutual Shares Fund

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[f]Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2013, the aggregate value of these securities was $60,858,458 representing 0.42% of net assets.

[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $367,142,105, representing 2.52% of net assets.

[h]The coupon rate shown represents the rate at period end.

[i]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[j]See Note 1(h) regarding senior floating rate interests.

[k]See Note 8 regarding credit risk and defaulted securities.

[l]Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.

[m]The security is traded on a discount basis with no stated coupon rate.

[n]Security or a portion of the security has been pledged as collateral for open futures contracts. At June 30, 2013, the value of this security and/or cash pledged as collateral was $5,027,014, representing 0.03% of net assets.

At June 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	1,188	$193,391,550	9/16/13	$4,157,019	$—
GBP/USD	Short	1,899	180,452,475	9/16/13	5,075,706	—
Unrealized appreciation (depreciation)					9,232,725	—
Net unrealized appreciation (depreciation)					$9,232,725	

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BBU	Sell	32,347,222	$ 43,194,701	7/17/13	$1,086,675	$ —
Euro	FBCO	Sell	1,473,020	1,989,719	7/17/13	72,214	—
Euro	DBFX	Sell	35,532,455	46,440,006	7/17/13	185,599	—
Euro	BANT	Sell	765,825	1,031,663	7/17/13	34,749	—
Euro	HSBC	Sell	382,913	516,014	7/17/13	17,556	—
British Pound	BANT	Sell	4,149,487	6,266,684	7/19/13	—	(43,134)
British Pound	BANT	Sell	8,253,312	12,592,372	7/19/13	42,171	—
British Pound	HSBC	Sell	115,285,843	175,580,338	7/19/13	273,683	—
British Pound	FBCO	Sell	8,634,038	13,208,606	7/19/13	79,463	—
British Pound	DBFX	Sell	3,239,696	4,940,374	7/19/13	14,008	—
British Pound	SCBT	Sell	1,182,549	1,825,276	7/19/13	27,061	—
British Pound	DBFX	Sell	7,345,455	11,237,290	8/12/13	69,458	—
South Korean Won	FBCO	Sell	7,636,058,919	6,628,106	8/12/13	—	(40,649)
South Korean Won	DBFX	Sell	5,647,806,157	4,903,962	8/12/13	—	(28,404)
South Korean Won	FBCO	Sell	33,371,116,232	29,764,643	8/12/13	620,836	—
South Korean Won	DBFX	Sell	13,142,660,045	11,754,399	8/12/13	276,594	—
South Korean Won	BANT	Sell	16,566,822,571	14,744,029	8/12/13	275,820	—
Swiss Franc	FBCO	Buy	297,160	316,601	8/12/13	—	(1,968)
Swiss Franc	FBCO	Sell	241,869	255,510	8/12/13	—	(580)
Swiss Franc	DBFX	Buy	924,865	966,502	8/12/13	12,744	—

28 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Mutual Shares Fund

Financial Statements *(continued)*

Statement of Operations
for the six months ended June 30, 2013 (unaudited)

Investment income:	
Dividends:	
Unaffiliated issuers	$ 155,306,047
Non-controlled affiliated issuers (Note 11)	2,557,959
Interest	35,762,549
Income from securities loaned	126,087
Total investment income	193,752,642
Expenses:	
Management fees (Note 3a)	41,105,892
Administrative fees (Note 3b)	5,461,213
Distribution fees: (Note 3c)	
Class A	7,336,277
Class B	10,195
Class C	5,527,419
Class R	502,188
Transfer agent fees: (Note 3e)	
Class Z	4,263,231
Class A	2,827,019
Class B	1,192
Class C	636,196
Class R	115,589
Class R6	34,451
Special servicing agreement fees (Note 12)	984,416
Custodian fees (Note 4)	293,651
Reports to shareholders	521,509
Registration and filing fees	76,699
Professional fees	148,304
Trustees' fees and expenses	332,925
Other	120,935
Total expenses	70,299,301
Net investment income	123,453,341
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments:	
Unaffiliated issuers	508,807,395
Non-controlled affiliated issuers (Note 11)	12,627,215
Written options	123,525
Foreign currency transactions	23,327,653
Futures contracts	707,818
Net realized gain (loss)	545,593,606
Net change in unrealized appreciation (depreciation) on:	
Investments	928,950,219
Translation of other assets and liabilities denominated in foreign currencies	55,221,391
Net change in unrealized appreciation (depreciation)	984,171,610
Net realized and unrealized gain (loss)	1,529,765,216
Net increase (decrease) in net assets resulting from operations	$1,653,218,557

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Mutual Shares Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven separate funds. The Mutual Shares Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class Z, Class A, Class C, Class R and Class R6. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 22, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

34 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 35

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional

36 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2013, the Fund had no OTC derivatives in a net liability position for such contracts. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

Semiannual Report | 37

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At June 30, 2013, the Fund received $1,791,883 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

The Fund entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 7 and 10 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At June 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

38 | Semiannual Report

Semiannual Report | 39

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

40 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

j. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

k. Accounting Estimates

l. Guarantees and Indemnifications

2. Shares of Beneficial Interest

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class Z Shares:				
Shares sold	12,672,991	$ 310,811,019	18,042,723	$ 390,428,745
Shares issued in reinvestment of distributions	—	—	6,722,684	152,103,923
Shares redeemed[a]	(102,222,245)	(2,536,038,372)	(65,666,075)	(1,409,866,807)
Net increase (decrease)	(89,549,254)	$(2,225,227,353)	(40,900,668)	$ (867,334,139)
Class A Shares:				
Shares sold	9,515,851	$ 231,571,653	19,317,648	$ 413,524,340
Shares issued in reinvestment of distributions	—	—	3,634,576	81,513,903
Shares redeemed	(18,461,798)	(450,045,830)	(51,623,600)	(1,107,691,233)
Net increase (decrease)	(8,945,947)	$ (218,474,177)	(28,671,376)	$ (612,652,990)

Semiannual Report | 41

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	
	Shares	Amount	Shares	Amount
Class B Shares[b]:				
Shares sold	561	$ 13,200	15,688	$ 330,652
Shares issued in reinvestment of distributions	—	—	5,699	124,922
Shares redeemed	(373,830)	(8,760,513)	(2,477,059)	(52,144,435)
Net increase (decrease)	(373,269)	$ (8,747,313)	(2,455,672)	$ (51,688,861)
Class C Shares:				
Shares sold	1,760,541	$ 42,224,589	3,007,472	$ 64,043,529
Shares issued in reinvestment of distributions	—	—	532,311	11,776,943
Shares redeemed	(3,757,305)	(90,586,264)	(10,599,333)	(224,557,121)
Net increase (decrease)	(1,996,764)	$ (48,361,675)	(7,059,550)	$ (148,736,649)
Class R Shares:				
Shares sold	799,155	$ 19,261,017	1,390,782	$ 29,530,926
Shares issued in reinvestment of distributions	—	—	148,057	3,297,636
Shares redeemed	(1,404,924)	(34,082,427)	(4,023,769)	(85,351,156)
Net increase (decrease)	(605,769)	$ (14,821,410)	(2,484,930)	$ (52,522,594)
Class R6 Shares[c]:				
Shares sold[a]	82,852,641	$ 2,063,595,674		
Shares redeemed	(2,362,697)	(60,600,000)		
Net increase (decrease)	80,489,944	$ 2,002,995,674		

[a] Effective May 1, 2013, a portion of Class Z shares were exchanged into Class R6.
[b] Effective March 22, 2013, all Class B shares were converted to Class A.
[c] For the period May 1, 2013 (effective date) to June 30, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

42 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.520%	Over $15 billion, up to and including $20 billion
0.510%	Over $20 billion, up to and including $25 billion
0.490%	Over $25 billion, up to and including $30 billion
0.480%	Over $30 billion, up to and including $35 billion
0.470%	In excess of $35 billion

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$695,237
CDSC retained	$ 15,753

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Fund paid transfer agent fees of $7,877,678, of which $3,995,806 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Independent Trustees' Retirement Plan

On January 1, 1993, the Trust adopted an Independent Trustees' Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.

During the period ended June 30, 2013, the Fund's projected benefit obligation and benefit payments under the Plan were as follows:

[a]Projected benefit obligation at June 30, 2013	$828,223
[b]Increase in projected benefit obligation	$ 92,476
Benefit payments made to retired trustees	$ 9,086

[a]The projected benefit obligation is included in accrued expenses and other liabilities in the Statement of Assets and Liabilities.
[b]The increase in projected benefit obligation is included in trustees' fees and expenses in the Statement of Operations.

44 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, the Fund had capital loss carryforwards of $1,542,055,509 expiring in 2017.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,056,012,598
Unrealized appreciation	$ 3,506,539,163
Unrealized depreciation	(904,629,310)
Net unrealized appreciation (depreciation)	$ 2,601,909,853

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, corporate actions and wash sales.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2013, aggregated $1,817,254,353 and $1,977,256,398, respectively.

Transactions in options written during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$ —
Options written	1,143	386,313
Options expired	—	—
Options exercised	(978)	(214,382)
Options closed	(165)	(171,931)
Options outstanding at June 30, 2013	—	$ —

See Notes 1(d) and 10 regarding derivative financial instruments and other derivative information, respectively.

8. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions

Semiannual Report | 45

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

8. Credit Risk and Defaulted Securities *(continued)*

in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2013, the aggregate value of distressed company securities for which interest recognition has been discontinued was $112,118,527, representing 0.77% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/Shares/ Warrants	Issuer	Acquisition Dates	Cost	Value
14,234,065	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ —	$ —
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	19,594	—
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
50,163	[a]Columbia Banking System Inc., wts., C, 10/23/16	10/23/09	—	7,623,823
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
453,016	First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	2,247,775
774	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000	1,456,136
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	1,588,403
63,079,866	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	51,662,536	28,313,398
202,380	Olympus Re Holdings Ltd.	12/19/01	19,008,365	—
	Total Restricted Securities (Value is 0.28% of Net Assets)		$85,827,811	$41,229,535

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $28,336,235 as of June 30, 2013.

46 | Semiannual Report

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

10. Other Derivative Information

At June 30, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	**Statement of Assets and Liabilities Location**	**Fair Value Amount**	**Statement of Assets and Liabilities Location**	**Fair Value Amount**
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of - net unrealized appreciation (depreciation)	$18,535,764[a]	Unrealized depreciation on forward exchange contracts	$1,260,064

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$25,302,949	$55,659,429
Equity contracts	Net realized gain (loss) from written options	123,525	

For the period ended June 30, 2013, the average month end market value of derivatives represented 0.20% of average month end net assets. The average month end number of open derivative contracts for the period was 98.

See Notes 1(d) and 7 regarding derivative financial instruments and investment transactions, respectively.

Semiannual Report | 47

Mutual Shares Fund

Notes to Financial Statements (unaudited) (continued)

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2013, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 49

Mutual Shares Fund

Notes to Financial Statements (unaudited) *(continued)*

14. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ —	$ —	$ 29,901,801	$ 29,901,801
Commercial Banks	677,759,999	25,987,332	11,327,734	715,075,065
Media	837,616,496	26,669,435	—	864,285,931
Real Estate Management & Development	28,710,995	—	60,858,458	89,569,453
All Other Equity Investments[b]	10,823,527,308	—	—[c]	10,823,527,308
Corporate Bonds, Notes and Senior Floating Rate Interests	—	660,886,512	—	660,886,512
Corporate Notes in Reorganization	—	112,118,527	—[c]	112,118,527
Companies in Liquidation	—	185,297,912	—[c]	185,297,912
Asset-Backed Securities	—	12,842,030	—	12,842,030
Short Term Investments	1,164,417,912	—	—	1,164,417,912
Total Investments in Securities	$13,532,032,710	$1,023,801,748	$102,087,993	$14,657,922,451
Futures Contracts	$ 9,232,725	$ —	$ —	$ 9,232,725
Forward Exchange Contracts	—	9,303,039	—	9,303,039
Liabilities:				
Forward Exchange Contracts	—	1,260,064	—	1,260,064

[a]Includes common and convertible preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2013.

15. New Accounting Pronouncements

50 | Semiannual Report

Semiannual Report | 51

Mutual Shares Fund

Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 21, 2013, unanimously approved renewal of the Fund’s investment management agreement, as well as the Fund’s administrative services agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewals, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the administrative services agreement for the Fund, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.

In reaching their decision on the investment management agreement (as well as the administrative services agreement), the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. Fund

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to management’s diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the investment manager’s compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided by the investment manager. In this regard, they reviewed the Fund’s investment approach and concluded that, in their view, it continues to differentiate the Fund from typical core investment products in the mutual fund field. The trustees cited the investment manager’s ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as reasons that shareholders choose to invest, and remain invested, in the Fund. The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

Semiannual Report | 53

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The trustees considered the investment manager’s substantial efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The trustees also reviewed the nature, extent and quality of the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account administrative and transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s administrative services and transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of the Fund and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2012. They considered the history of successful performance of the Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. In addition, particular attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

54 | Semiannual Report

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional multi-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-year period ended December 31, 2012, and had annualized total returns for the three- and five-year periods also in the second-lowest performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2012, was in the middle performing quintile. The Board discussed with the investment manager the reasons for the relative underperfor-mance for the one-, three- and five-year periods ended December 31, 2012. While noting such discussions and intending to continuously monitor future performance, the Board did not believe that such comparative performance warranted any change in portfolio management.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had continued to perform well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares.

The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board noted that the Fund’s contractual management fee rate was within 2.1 basis points of its expense group

Semiannual Report | 55

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

median. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2012, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The trustees considered an additional Lipper study analyzing the profitability of the parent of the investment manager as compared to other publicly held investment managers, which also aided the trustees in considering profitability excluding distribution costs. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations, including those derived from economies of scale, discussed below, the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The trustees considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the

56 | Semiannual Report

Mutual Shares Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund.

The trustees noted that breakpoints had been instituted as part of the Fund’s investment management fee in 2004, with additional breakpoints being added as deemed appropriate by the Board. The trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fee and expense ratios of the Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Mutual Shares Fund

Investment Manager
Franklin Mutual Advisers, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301 - (Class A, C, R & R6)
(800) 448-FUND - (Class Z)

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

474 S 08/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date August 27, 2013

By /s/ Robert G. Kubilis
Robert G. Kubilis
Chief Financial Officer and
Chief Accounting Officer
Date: August 27, 2013